                            [Logo] Heartland Funds
                            ----------------------
                           AMERICA'S VALUE INVESTOR



                                 VALUE REPORT

                              December 31, 1996


                           Notes on value investing
                        for investors in the Heartland
                           Wisconsin Tax Free Fund


                                ANNUAL REPORT
                               TO SHAREHOLDERS

VALUE REPORT

Dear Fellow Shareholders

[Photo of
Pat Retzer]

After a standout year in 1995, both the bond market and Heartland Wisconsin Tax Free Fund realized more moderate returns in 1996. While our Fund saw its share price slip from $10.30 to $10.16, it paid dividends of $.51 per share, for a total return of 3.8%. Dividends were 100% exempt from Wisconsin and federal income tax.*

We believe the Fund continues to be an excellent investment...

- MONTHLY INCOME, DOUBLE TAX-FREE. Our January yield of 5.1% equals a 9.3% taxable yield in the maximum tax bracket.** (Of course, monthly yields will fluctuate.) The Fund's average annual total returns were 3.81% and 6.29%, respectively, for the 1-year and since-inception (4/3/92) periods ended 12-31-96.

- WISCONSIN'S LARGEST DOUBLE TAX-FREE FUND. We feel our size lets us take advantage of economies of scale and keep the expense ratio relatively low.

- A 100% NO-LOAD INVESTMENT. We are the only Wisconsin double tax-free fund without sales charges or 12b-1 fees. Our yield and returns reflect this advantage. Compare them to the other Wisconsin funds.

We believe these features make the Fund a compelling investment opportunity in this period of high tax rates and volatile financial markets. If you have a question, please call us at 1-800-432-7856.

     Sincerely,


     Patrick J. Retzer
     Senior Vice President
     Portfolio Manager


February, 1997

*For 1996, 8.23% of the Fund's income was an item of tax preference for purposes of computing the federal alternative minimum tax.
**SEC yield for the 30 days commencing 1-1-97.

VALUE REPORT

Heartland Wisconsin Tax Free Fund


BIGGER CAN BE BETTER

We've long talked about our advantageous position as the largest Wisconsin tax-free fund. Right now, in fact, we're more than four times the size of the second largest. We believe our size enables us to be major investors in attractive new issues, and to pass on those that fail to meet our standards.

RECENTLY, THE APPLETON HOUSING AUTHORITY issued a security with features that we found especially attractive. The project was a 74-unit rental facility designed for independent senior living and scheduled for completion in May '97.

Along with yields as high as 6.75%, there were other factors that gave us confidence the project would perform. For example, while the facility would require $5.7 million, only $4.1 million was being borrowed. The other 28% was being financed by the project owner and the Appleton Housing Authority. We value that significant a level of equity participation.

In addition, the management company was highly focused and experienced. Its portfolio included over 3,500 units, 1,240 of which were senior rental apartments.

Because this issue was so attractive, we wanted a significant portion, and our presence in the Wisconsin marketplace enabled us to invest $1.3 million -- for nearly one-third of the offering.

On 12-31-96, the Fund's Appleton Housing Authority bonds -- 6.5% due
10-1-16 and 6.75% due 10-1-26 -- were valued at $1.3 million, or 1.0% of the Fund's net assets.

VALUE REPORT

PORTFOLIO PROFILE


OBJECTIVE

The Heartland Wisconsin Tax Free Fund seeks a high level of current income that is exempt from Wisconsin and federal personal income taxes.

AVERAGE ANNUAL RETURNS

                                                         Since inception
                                         1-year  3-year     4/3/92
                                         ------  ------     ------
Heartland
Wisconsin Tax Free Fund                   3.8%    4.6%       6.3%

Lehman 20-Year
Municipal Bond Index                      4.5     5.4        8.3


The Lehman 20-Year Municipal Bond Index is an unmanaged index of certain investment grade municipal securities with maturities between 17 and 22 years.


GENERAL INFORMATION


Inception .................... 4/3/92    Weighted average duration.....11.4 YRS.
Net assets ..................$125 MIL    January yield ................... 5.14%
Share price ...................$10.16    SEC yield annualized for the
Number of issues .................223    30 days commencing 1/1/97.
Weighted average maturity...19.2 YRS.    Sales commission ................. NONE


TOP 5 HOLDINGS                         COUPON   MATURITY      % OF NET ASSETS
Wisconsin Center Revenue Bond......... 5.7%     12/15/2020          9.0%
Milwaukee, WI Redevelopment Auth. .... 5.5      09/01/2012          8.9
Guam Power Authority - Series A....... 6.3      10/01/2012          2.8
Brown County, WI HSG Authority ....... 6.5      06/01/2019          2.7
Green Bay, WI Housing Authority....... 6.5      09/01/2019          2.5



PORTFOLIO COMPOSITION BY REGION


[graphic - A pie chart displays categories of the Heartland Wisconsin Tax Free Fund's portfolio by region as of 12/31/96: Wisconsin at 84.8%; Guam at 7.7%; Puerto Rico at 6.6%; cash & equivalents at 0.9%]

All statistics are as of December 31, 1996.

                                                                    VALUE REPORT

HEARTLAND WISCONSIN TAX FREE FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

After a superb 1995, investors in tax-free bonds experienced more moderate returns in 1996. Consistent with this trend, the Heartland Wisconsin Tax Free Fund's total return for '96 was 3.8% versus 17.8% the year before.

Our '96 return trailed the 4.5% return of our benchmark, the Lehman 20-year Municipal Bond Index. Keep in mind, however, that a fund's return reflects the expenses of running its portfolio, while an index has absolutely no expenses. In addition, because Wisconsin's income tax is among the nation's highest, our tax-free bonds typically yield slightly less than those of other states.

During '96, the negative interest rate environment presented a particular challenge. From 6.0% in January, the yield on the 30-year Treasury bond rose to 7.2% in June, closing the year at 6.6%. This rise in rates reflected both a stronger than expected economy and fears that the Federal Reserve would raise short-term rates.

Nonetheless, we kept the Fund's maturity rather long throughout the year -- between 15.6 and 21.8 years. We chose to do so because of our favorable outlook for tax-free bonds and the substantially

[line chart illustrating performance of an assumed investment of $10,000 in the Heartland Wisconsin Tax Free Fund and the Lehman 20 Year Municipal Bond Index beginning on April 3, 1992 as follows:



              Heartland Wisconsin
              Tax Free Fund             Lehman Index
12/31/92      $10,546                   $10,901
12/31/93       11,686                    12,468
12/31/94       10,927                    11,553
12/31/95       12,868                    13,971
12/31/96       13,359                    14,591



Legend in graph states that Past Performance is not predictive of future results.

     A box below the graph states
     Average Annual Total Returns as of 12/31/96 as follows:


                             one year          3.8%
                             three year        4.6%
                             since inception   6.3%]


higher yields available from longer-term issues. We continued to add attractive Wisconsin issues to the portfolio, while cutting our Puerto Rican holdings from 20.2% to 6.6%.

Because we believe that '97 will be a much better year for investors in tax-free bonds, we have positioned the Fund to start the year with an average portfolio maturity of 19.2 years.

THE VALUE OF DOUBLE TAX-FREE INCOME

As you can see below, the Heartland Wisconsin Tax Free Fund is designed to produce income you can keep. And the higher your federal income tax bracket, the more benefit you realize from double tax-free investing.



 Federal Tax Brackets                28.0%         31.0%      36.0%      39.6%

 Effective Federal Tax Rates         29.4%(1)      32.6%(1)   37.8%(1)   40.8%(2)

 Wisconsin Rate                       6.9%          6.9%       6.9%       6.9%

 Combined Rates                      34.3%         37.2%      42.1%      44.9%

 DOUBLE TAX-FREE YIELD*                      EQUIVALENT TAXABLE YIELDS

 5.0%                                 7.6%          8.0%       8.6%       9.1%


This chart is for illustrative purposes only and is not intended to predict actual yields.
* Up to 20% of the Fund's assets may be invested with income subject to the alternative minimum tax.
(1) Based on 28%, 31% and 36% federal rates, adjusted for the phase-out of itemized deductions and personal exemptions.
(2) Based on 36% federal rate, 10% surcharge and phase-out of itemized deductions.

    To make an additional investment, use the reinvestment slip and postage-paid envelope we have enclosed for your convenience.

                       HEARTLAND WISCONSIN TAX FREE FUND
                  SCHEDULE OF INVESTMENTS o December 31, 1996


------------------------------------------------------------------------------------------------------
 PAR
AMOUNT     MUNICIPAL BONDS - 99.1%                                      COUPON  MATURITY    VALUE
------------------------------------------------------------------------------------------------------
           WISCONSIN - 84.8%
$  20,000  Amery, WI Housing Authority - Revenue Bonds ...............   7.375% 05/01/2005  $   21,175
  300,000  Appleton, WI Housing Authority - Industrial Park ..........   6.500  10/01/2016     299,625
1,000,000  Appleton, WI Housing Authority - Industrial Park ..........   6.750  10/01/2026     998,750
  125,000  Barron, WI Housing Authority - Maplecroft Project .........   0.000  10/01/2004      81,250
  130,000  Barron, WI Housing Authority - Maplecroft Project .........   0.000  10/01/2008      65,488
   35,000  Barron, WI Housing Authority - Maplecroft Project .........   0.000  10/01/2005      21,394
  520,000  Barron, WI Housing Authority - Maplecroft Project .........   5.375  10/01/2011     503,750
  130,000  Barron, WI Housing Authority - Maplecroft Project .........   0.000  10/01/2006      74,425
   85,000  Barron, WI Housing Authority - Maplecroft Project .........   0.000  10/01/2007      45,687
1,000,000  Bristol, WI Community Development Authority ...............   6.125  03/01/2012   1,012,500
3,220,000  Brown County, WI Housing Authority - R. P. Terrace ........   6.500  06/01/2019   3,320,625
   75,000  Dane County, WI Housing Authority - Forest Harbor Apts. ...   5.950  07/01/2013      75,000
   25,000  Dane County, WI Housing Authority - Forest Harbor Apts. ...   6.000  07/01/2014      25,062
  435,000  Deforest, WI Redev.  Auth. - Lease Revenue Bonds ..........   6.250  02/01/2018     450,225
  265,000  Deforest, WI Redev.  Auth. - Lease Revenue Bonds ..........   6.200  02/01/2014     275,269
  685,000  Eau Claire, WI Housing Auth. - London Hill ................   6.250  05/01/2015     694,419
  550,000  Elkhart Lake, WI Community Development Authority ..........   6.000  04/01/2015     552,062
  205,000  Evansville, WI Housing Authority - Baker Block Project ....   5.750  12/01/2016     202,950
  250,000  Franklin, WI Community Development Authority ..............   6.150  04/01/2012     253,437
  890,000  Franklin, WI Community Development Authority ..............   6.100  04/01/2010     906,687
1,000,000  Franklin, WI Community Development Authority ..............   6.050  04/01/2008   1,026,250
  250,000  Franklin, WI Community Development Authority ..............   5.850  04/01/2006     256,562
   10,000  Franklin, WI Community Development Authority ..............   5.400  04/01/2003      10,000
3,000,000  Green Bay, WI Housing Authority - Pheasant Run Project ....   6.500  09/01/2019   3,067,500
  200,000  Hartford, WI Community Development Authority ..............   5.800  12/01/2005     209,250
  100,000  Hartford, WI Community Development Authority ..............   5.450  12/01/2002     103,625
  210,000  Hartford, WI Community Development Authority ..............   6.000  12/01/2007     220,237
  225,000  Hartford, WI Community Development Authority ..............   6.100  12/01/2008     235,969
   10,000  Hudson, WI Christian Community Home .......................   8.000  07/01/2005      10,000
   75,000  Hudson, WI Christian Community Home .......................   6.800  05/01/2009      75,844
   65,000  Hudson, WI Christian Community Home .......................   6.900  05/01/2010      65,894
  250,000  Hudson, WI Christian Community Home .......................   7.000  05/01/2023     252,500
   55,000  Hudson, WI Christian Community Home .......................   6.700  05/01/2008      55,619
  390,000  Jackson, WI Community Development Authority ...............   7.000  12/01/2013     421,200
  500,000  Jackson, WI Community Development Authority ...............   7.000  12/01/2017     541,875
  515,000  Jackson, WI Community Development Authority ...............   7.000  12/01/2016     554,269
  430,000  Jackson, WI Community Development Authority ...............   7.000  12/01/2014     466,012
  345,000  Jackson, WI Community Development Authority ...............   7.000  12/01/2015     373,894
  350,000  Jackson, WI Community Development Authority ...............   7.000  12/01/2012     379,312
  285,000  Jackson, WI Community Development Authority ...............   6.900  12/01/2010     308,869
  180,000  Jackson, WI Community Development Authority ...............   6.700  12/01/2008     195,075
  105,000  Jackson, WI Community Development Authority ...............   6.600  12/01/2007     113,794
  160,000  Jackson, WI Community Development Authority ...............   6.500  12/01/2006     173,600
  260,000  Jackson, WI Community Development Authority ...............   6.800  12/01/2009     281,775
1,760,000  La Crosse, WI Housing Authority - Forest Park Project .....   6.375  12/01/2018   1,777,600
1,100,000  La Crosse, WI Housing Authority - Ping Manor Project ......   6.375  04/01/2012   1,122,000
  880,000  La Crosse, WI Housing Authority - Ping Manor Project ......   6.000  04/01/2005     886,600
  350,000  La Crosse, WI Housing Authority - Washburn ................   6.500  10/01/2026     352,625
  100,000  Little Chute, WI  Community Development Authority .........   5.625  03/01/2019     100,750
  305,000  Madison, WI CDA - Dempsey Manor Project ...................   6.400  10/01/2018     309,575
  160,000  Madison, WI CDA - Dempsey Manor Project ...................   6.650  10/01/2025     160,800
1,435,000  Madison, WI CDA - Edgewood College ........................   6.250  04/01/2014   1,454,731
   95,000  Madison, WI CDA - Greentree Project - Series A ............   7.300  09/01/2032      97,019
1,000,000  Madison, WI CDA - Meriter Retirement Project ..............   6.125  12/01/2019   1,043,750
   45,000  Madison, WI CDA - Monticello Apartments Project ...........   7.125  04/01/2009      46,406
  200,000  Madison, WI CDA - Second Mortgage - Revenue Bonds .........   5.875  07/01/2016     203,750
  100,000  Marinette, WI Housing Authority - Multifamily - Series A ..   6.750  02/01/2024     103,625
  165,000  Markesan, WI CDA - Elderly Housing Revenue Bonds ..........   6.750  10/01/2009     166,856
  190,000  Markesan, WI CDA - Elderly Housing Revenue Bonds ..........   6.900  10/01/2011     193,088
  100,000  Menomonee Falls, WI CDA - Village Square Project ..........   5.200  09/01/2009      93,875


                       HEARTLAND WISCONSIN TAX FREE FUND
              SCHEDULE OF INVESTMENTS [cont'd] - December 31, 1996


-------------------------------------------------------------------------------------------------------
 PAR
AMOUNT      MUNICIPAL BONDS - 99.1% [cont'd]                            COUPON  MATURITY    VALUE
-------------------------------------------------------------------------------------------------------
            WISCONSIN - 84.8% [cont'd]
$  950,000  Menomonee Falls, WI CDA - Village Square Project .........   5.350% 09/01/2016  $   871,625
   215,000  Milwaukee, WI Housing Authority - Blatz Apartments .......   7.500  12/01/2028      222,794
    50,000  Milwaukee, WI New Public Housing Authority ...............   5.000  09/01/2010       48,813
   100,000  Milwaukee, WI Redevelopment Auth. - Campus Town ..........   5.550  11/01/2012      100,250
 3,000,000  Milwaukee, WI Redevelopment Auth. - Campus Town ..........   5.700  11/01/2018    3,033,750
    55,000  Milwaukee, WI Redevelopment Auth. - Dynapro, Inc. ........   5.300  12/01/2007       55,344
    65,000  Milwaukee, WI Redevelopment Auth. - Dynapro, Inc. ........   5.350  12/01/2008       65,163
    55,000  Milwaukee, WI Redevelopment Auth. - Dynapro, Inc. ........   5.400  12/01/2010       54,313
   225,000  Milwaukee, WI Redevelopment Auth. - Dynapro, Inc .........   5.500  12/01/2013      220,219
 1,955,000  Milwaukee, WI Redevelopment Authority - MSOE .............   6.000  10/01/2017    1,976,994
 1,385,000  Milwaukee, WI Redevelopment Authority - MSOE .............   6.000  10/01/2017    1,400,581
   500,000  Milwaukee, WI Redevelopment Authority - Schlitz Park II ..   5.000  01/01/2015      505,625
    10,000  Milwaukee, WI Redevelopment Auth. - School Improve. ......   0.000  03/01/2004        6,538
 1,755,000  Milwaukee, WI Re. Auth. - Wisc. Ave./M.L. King, Jr. Dr. ..   5.600  09/01/2009    1,781,325
11,000,000  Milwaukee, WI Re. Auth. - Wisc. Ave./M.L. King, Jr. Dr. ...  5.500  09/01/2012   10,972,500
 1,705,000  Milwaukee, WI Re. Auth. - Wisc. Ave./M.L. King, Jr. Dr. ..   5.600  03/01/2009    1,730,575
 1,300,000  Milwaukee, WI Re. Auth. - Wisc. Ave./M.L. King, Jr. Dr. ..   5.500  03/01/2008    1,319,500
   650,000  New Berlin, WI Housing Authority - Apple Glen ............   6.700  11/01/2020      684,125
 1,210,000  New Berlin, WI Housing Authority - Apple Glen ............   6.700  11/01/2017    1,273,525
    65,000  New Berlin, WI Housing Authority - Apple Glen ............   0.000  11/01/2007       34,775
    70,000  New Berlin, WI Housing Authority - Apple Glen ............   0.000  05/01/2010       31,763
    65,000  New Berlin, WI Housing Authority - Apple Glen ............   0.000  11/01/2009       30,550
    70,000  New Berlin, WI Housing Authority - Apple Glen ............   0.000  05/01/2009       33,950
    70,000  New Berlin, WI Housing Authority - Apple Glen ............   0.000  05/01/2005       43,750
    70,000  New Berlin, WI Housing Authority - Apple Glen ............   0.000  05/01/2007       38,500
    65,000  New Berlin, WI Housing Authority - Apple Glen ............   0.000  11/01/2004       42,169
    65,000  New Berlin, WI Housing Authority - Apple Glen ............   0.000  11/01/2006       36,969
    65,000  New Berlin, WI Housing Authority - Apple Glen ............   0.000  11/01/2003       44,850
    65,000  New Berlin, WI Housing Authority - Apple Glen ............   0.000  11/01/2005       39,488
    70,000  New Berlin, WI Housing Authority - Apple Glen ............   0.000  05/01/2006       41,038
   165,000  New Berlin, WI Housing Authority - Pinewood Creek ........   6.800  11/01/2012      166,856
   190,000  New Berlin, WI Housing Authority - Pinewood Creek ........   6.900  11/01/2014      198,075
   135,000  New Berlin, WI Housing Authority - Pinewood Creek ........   6.900  05/01/2014      136,519
   165,000  New Berlin, WI Housing Authority - Pinewood Creek ........   6.850  11/01/2013      175,313
   160,000  New Berlin, WI Housing Authority - Pinewood Creek ........   6.850  05/01/2013      161,800
   105,000  New Berlin, WI Housing Authority - Pinewood Creek ........   6.500  05/01/2009      105,131
   155,000  New Berlin, WI Housing Authority - Pinewood Creek ........   6.700  11/01/2011      156,356
   150,000  New Berlin, WI Housing Authority - Pinewood Creek ........   6.700  05/01/2011      151,313
   125,000  New Berlin, WI Housing Authority - Pinewood Creek ........   6.600  05/01/2010      131,563
   125,000  New Berlin, WI Housing Authority - Pinewood Creek ........   6.400  11/01/2008      125,156
   125,000  New Berlin, WI Housing Authority - Pinewood Creek ........   6.400  05/01/2008      125,156
 1,015,000  New Berlin, WI Housing Authority - Pinewood Creek ........   7.125  05/01/2024    1,083,513
    80,000  Oak Creek, WI Housing Authority - Country Oaks II ........   6.000  08/01/2010       80,200
 2,980,000  Oak Creek, WI Housing Authority - Country Oaks II ........   6.300  08/01/2028    3,058,225
 1,440,000  Oak Creek, WI Housing Authority - Country Oaks II ........   6.200  08/01/2017    1,443,600
    10,000  Oak Creek, WI Housing Authority - Multifamily ............   7.750  03/01/2031       10,400
   125,000  Oak Creek, WI Housing Authority - Wood Creek .............   0.000  01/20/2013       47,500
 2,130,000  Oak Creek, WI Housing Authority - Wood Creek .............   5.625  07/20/2029    2,047,463
 1,000,000  Oak Creek, WI Housing Authority - Wood Creek .............   5.500  07/20/2019      965,000
    60,000  Oak Creek, WI Housing Authority - Wood Creek .............   0.000  01/20/2014       21,300
   125,000  Oak Creek, WI Housing Authority - Wood Creek .............   0.000  07/20/2013       45,781
    65,000  Oak Creek, WI Housing Authority - Wood Creek .............   0.000  01/20/2012       26,244
   125,000  Oak Creek, WI Housing Authority - Wood Creek .............   0.000  07/20/2011       52,344
   125,000  Oak Creek, WI Housing Authority - Wood Creek .............   0.000  01/20/2011       54,063
    35,000  Oak Creek, WI Housing Authority - Wood Creek .............   0.000  01/20/2010       16,144
    50,000  Oak Creek, WI Housing Authority - Wood Creek .............   0.000  07/20/2007       27,187
   100,000  Oak Creek, WI Housing Authority - Wood Creek .............  27.750  07/20/1998      133,500
   335,000  Omro, WI CDA - Revenue Bonds .............................   5.875  12/01/2011      348,819
    50,000  Omro, WI CDA - Revenue Bonds .............................   5.750  12/01/2006       52,937
   200,000  Outagamie, WI Housing Authority - First Mortgage .........   5.000  11/15/2003      195,750

                       HEARTLAND WISCONSIN TAX FREE FUND
              SCHEDULE OF INVESTMENTS [cont'd] - December 31, 1996


------------------------------------------------------------------------------------------------------
 PAR
AMOUNT     MUNICIPAL BONDS - 99.1% [cont'd]                            COUPON  MATURITY    VALUE
------------------------------------------------------------------------------------------------------
           WISCONSIN - 84.8% [cont'd]
$  10,000  Racine, WI Elderly Housing Authority - Lincoln Lutheran ..   7.150% 10/01/2005  $    10,000
    5,000  Racine, WI Elderly Housing Authority - Lincoln Lutheran ..   7.100  10/01/2004        5,000
   50,000  Reedsville, WI - New Public Housing Authority ............   5.125  04/01/2011       49,125
  170,000  Schofield, WI CDA - Lease Revenue ........................   6.000  10/01/2012      172,550
  500,000  Schofield, WI CDA - Lease Revenue ........................   6.200  10/01/2017      507,500
  315,000  Sheboygan, WI Housing Authority - Multifamily Housing ....   6.900  02/01/2024      324,056
  125,000  Sheboygan, WI Housing Authority - Rocky Knoll Project ....   5.300  12/01/2016      117,031
  175,000  Sheboygan, WI Housing Authority - Rocky Knoll Project ....   5.250  12/01/2013      163,188
   35,000  Slinger, WI Redevelopment Auth. - Lease Revenue ..........   5.800  09/01/2007       35,612
   95,000  Slinger, WI Redevelopment Auth. - Lease Revenue ..........   5.850  09/01/2008       96,425
  540,000  Slinger, WI Redevelopment Auth. - Lease Revenue ..........   6.250  09/01/2017      552,150
  560,000  Stevens Point, WI CDA - Mrtge. Refunding - Edgewater .....   6.625  09/01/2009      586,600
  100,000  Stevens Point, WI CDA - Mrtge. Refunding - Edgewater .....   6.500  09/01/2006      105,625
  435,000  Sturtevant, WI CDA - Redevelopment Lease .................   5.700  12/01/2009      438,262
  375,000  Sturtevant, WI CDA - Redevelopment Lease .................   5.800  12/01/2010      378,750
  200,000  Sturtevant, WI CDA - Redevelopment Lease .................   5.900  12/01/2011      202,750
1,000,000  Sturtevant, WI CDA - Redevelopment Lease .................   6.000  12/01/2015    1,017,500
  200,000  Sturtevant, WI CDA - Redevelopment Lease .................   6.500  12/01/2015      210,500
1,190,000  St. Croix Falls, WI CDA Lease Revenue ....................   6.400  12/01/2014    1,218,262
  115,000  St. Croix Falls, WI CDA Lease Revenue ....................   6.000  12/01/2007      118,162
  105,000  St. Croix Falls, WI CDA Lease Revenue ....................   5.900  12/01/2006      107,625
  310,000  Superior, WI  Housing Authority - St. Francis Project ....   6.000  01/20/2022      315,037
  305,000  Superior, WI  RA - Superior Memorial Hospital Mortgage ...   5.700  05/01/2009      311,862
  195,000  Sussex, WI  CDA - Revenue Bond ...........................   5.700  04/01/2007      196,706
1,900,000  Sussex, WI  CDA - Revenue Bond ...........................   6.100  04/01/2015    1,928,500
  270,000  Two Rivers, WI CDA - Arch Forest Project .................   6.350  12/15/2012      280,800
  500,000  Waukesha, WI HA - Multifamily Brookfield Woods ...........   6.750  12/01/2034      506,250
    5,000  Waukesha, WI HA - Multifamily Summit Woods ...............   7.375  12/01/2024        5,000
  405,000  Waukesha, WI HA - Multifamily - Court Apartments .........   5.800  04/01/2025      400,444
   10,000  Waukesha, WI HA - Multifamily - Court Apartments .........   6.300  12/01/2013       10,000
1,000,000  Waukesha, WI HA - Multifamily - Court Apartments .........   6.000  04/01/2036      918,750
1,000,000  Waukesha, WI HA - Westgrove Woods - A ....................   6.000  12/01/2031      998,750
  715,000  Waukesha, WI HA - Westgrove Woods - C ....................   6.750  02/01/2027      714,106
    5,000  Waukesha, WI RA - Barstow Associates .....................   4.875  08/01/2010        5,000
   95,000  Waupaca, WI CDA - Series A ...............................   6.100  10/01/2008       97,731
  100,000  Waupaca, WI CDA - Series A ...............................   6.200  10/01/2010      102,625
  110,000  Waupaca, WI CDA - Series A ...............................   6.200  10/01/2011      112,750
  120,000  Waupaca, WI CDA - Series A ...............................   6.200  10/01/2012      122,400
  100,000  Waupaca, WI CDA - Series A ...............................   6.100  10/01/2009      102,500
  105,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............   0.000  05/01/2010       47,644
  105,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............   0.000  05/01/2009       50,925
  100,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............   0.000  11/01/2009       47,000
1,060,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............   6.700  11/01/2019    1,081,200
  100,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............   0.000  11/01/2010       44,000
1,200,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............   6.700  11/01/2015    1,228,500
  105,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............   0.000  05/01/2008       54,206
  670,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............   6.700  11/01/2022      683,400
  100,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............   0.000  11/01/2008       50,125
  100,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............   0.000  11/01/2006       56,875
  100,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............   0.000  11/01/2007       53,500
  105,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............   0.000  05/01/2004       69,956
   75,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............   0.000  05/01/2003       53,156
  100,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............   0.000  11/01/2003       69,000
   70,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............   0.000  05/01/2005       43,662
  100,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............   0.000  11/01/2004       64,875
  105,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............   0.000  05/01/2007       57,750
  100,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............   0.000  11/01/2005       60,750
  105,000  Wauwatosa, WI HA - Hawthorne Terrace Project .............   0.000  05/01/2006       61,556
2,720,000  West Allis, WI CDA - Poblocki Investments Project ........   6.100  05/01/2007    2,805,000
  150,000  Whitewater, WI Multifamily Housing - Revenue Bonds .......   5.375  11/15/2005      150,750

                       HEARTLAND WISCONSIN TAX FREE FUND
              SCHEDULE OF INVESTMENTS [cont'd] - December 31, 1996


------------------------------------------------------------------------------------------------------
 PAR
AMOUNT       MUNICIPAL BONDS - 99.1% [cont'd]                          COUPON  MATURITY    VALUE
------------------------------------------------------------------------------------------------------
             WISCONSIN - 84.8% [cont'd]
$   100,000  Winnebago County, WI HA - 1st Mortgage Rev. Bonds ......  5.625% 05/01/2005  $    100,125
    115,000  Winnebago County, WI HA - 1st Mortgage Rev. Bonds ......  5.625  05/01/2007       109,394
    120,000  Winnebago County, WI HA - 1st Mortgage Rev. Bonds ......  5.625  05/01/2008       112,800
    125,000  Winnebago County, WI HA - 1st Mortgage Rev. Bonds ......  5.625  05/01/2009       115,937
    135,000  Winnebago County, WI HA - 1st Mortgage Rev. Bonds ......  5.625  05/01/2010       130,275
    105,000  Winnebago County, WI HA - 1st Mortgage Rev. Bonds ......  5.625  05/01/2006       100,931
     10,000  Winnebago County, WI Housing Authority - Series A ......  6.200  03/01/2001        10,362
     15,000  Winnebago County, WI Housing Authority - Series A ......  6.300  03/01/2002        15,619
     10,000  Winnebago County, WI Housing Authority - Series A ......  6.000  03/01/1999        10,213
     10,000  Winnebago County, WI Housing Authority - Series A ......  6.100  03/01/2000        10,288
    380,000  Winnebago County, WI Housing Authority - Series A ......  7.125  03/01/2022       392,350
    195,000  Winnebago County, WI Housing Authority - Series A ......  6.875  03/01/2012       200,606
  2,000,000  Wisc. Center Revenue Bond - Public Improvements ........  0.000  12/15/2020       495,000
  2,000,000  Wisc. Center Revenue Bond - Public Improvements ........  0.000  12/15/2019       525,000
  2,750,000  Wisc. Center Revenue Bond - Public Improvements ........  0.000  12/15/2012     1,127,500
  1,325,000  Wisc. Center Revenue Bond - Public Improvements ........  0.000  12/15/2015       443,875
  3,395,000  Wisc. Center Revenue Bond - Public Improvements ........  0.000  12/15/2013     1,285,856
    155,000  Wisc. Center Revenue Bond - Public Improvements ........  5.400  12/15/2013       150,738
  2,000,000  Wisc. Center Revenue Bond - Public Improvements ........  5.550  12/15/2015     1,965,000
    850,000  Wisc. Center Revenue Bond - Public Improvements ........  5.550  12/15/2016       835,125
 11,150,000  Wisc. Center Revenue Bond - Public Improvements ........  5.700  12/15/2020    11,080,312
     15,000  WHEDA - Home Ownership .................................  7.375  09/01/2017        15,431
    120,000  WHEDA - Home Ownership .................................  0.000  12/01/2007        41,700
    365,000  WHEDA - Home Ownership .................................  6.100  06/01/2021       385,531
     60,000  Wittenberg, WI HA Multifamily - Forest Park ............  7.200  06/20/2030        61,125
                                                                                          ------------
                                                                                           105,577,131
                                                                                          ------------
             PUERTO RICO - 6.6%
    420,000  Puerto Rico Commonwealth - Public Improvement ..........  5.500  07/01/2013       410,550
    400,000  Puerto Rico Commonwealth - Public Improvement ..........  5.850  07/01/2011       407,000
    635,000  Puerto Rico Commonwealth Hwy./Transportation ...........  6.375  07/01/2008       677,069
  1,205,000  Puerto Rico Commonwealth Hwy./Transportation ...........  5.500  07/01/2017     1,168,850
  2,915,000  Puerto Rico Commonwealth Hwy./Transportation ...........  5.750  07/01/2018     2,911,356
    990,000  Puerto Rico Electric Power Authority - Series O ........  0.000  07/01/2017       303,188
    280,000  Puerto Rico Electric Power Authority - Series P ........  7.000  07/01/2021       314,650
    135,000  Puerto Rico Housing Finance Corporation - Multifamily ..  7.500  10/01/2015       141,919
    250,000  Puerto Rico Industrial, Medical & Environmental Auth. ..  6.000  06/01/2000       259,375
  1,625,000  Puerto Rico Municipal Finance Agency - Series A ........  5.875  07/01/2007     1,671,719
                                                                                          ------------
                                                                                             8,265,676
                                                                                          ------------
             GOVERNMENT OF GUAM - 7.7%
  3,400,000  Guam Power Authority - Series A ........................  6.300  10/01/2012     3,472,250
    250,000  Guam Power Authority - Series A ........................  7.100  11/15/2009       263,125
    250,000  Guam Power Authority - Series A ........................  5.250  10/01/2013       229,688
  1,000,000  Guam Power Authority - Series A ........................  6.400  10/01/2005     1,048,750
  1,000,000  Guam Power Authority - Series A ........................  5.250  10/01/2023       891,250
  1,000,000  Guam Government G.O. - Series A ........................  5.375  11/15/2013       931,250
  3,000,000  Guam Government G.O. - Series A ........................  5.400  11/15/2018     2,771,250
                                                                                          ------------
                                                                                             9,607,563
                                                                                          ------------

             NEW PUBLIC HOUSING AUTHORITIES - 0.0%
     35,000  Burleigh County, ND - New Public Housing Authority .....  4.875  01/01/2011        33,555
                                                                                          ------------
                                                                                                33,555
                                                                                          ------------

        TOTAL INVESTMENTS (Cost $121,953,207) ...   99.1%                                 $123,483,925
        Cash and receivables, less liabilities ..     .9%                                    1,060,838
                                                   ------                                 ------------
        TOTAL NET ASSETS ........................  100.0%                                 $124,544,763
                                                   ======                                 ============



     The accompanying Notes to Financial Statements are an integral part of this Schedule.

                       HEARTLAND WISCONSIN TAX FREE FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1996


---------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities, at value (Cost $121,953,207) ..........................  $ 123,483,925
  Accrued interest .................................................................      1,610,771
  Deferred organization expense ....................................................          1,517
                                                                                      -------------
   Total Assets ....................................................................    125,096,213
                                                                                      -------------

LIABILITIES:
  Payable for fund shares redeemed .................................................         28,703
  Payable to custodian .............................................................        428,568
  Payable to Advisor for management fee ............................................         68,914
  Payable to Advisor for deferred organization expense .............................          1,517
  Accrued expenses .................................................................         23,748
                                                                                      -------------
   Total Liabilities ...............................................................        551,450
                                                                                      -------------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES
  ($.001 par value, 100,000,000 shares authorized, 12,257,701 shares outstanding) ..  $ 124,544,763
                                                                                      =============

NET ASSET VALUE PER SHARE ..........................................................  $       10.16
                                                                                      =============



                            STATEMENT OF OPERATIONS
                      For the year ended December 31, 1996

---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest..........................................................................  $   7,163,550
                                                                                      -------------
   Total investment income .........................................................      7,163,550
                                                                                      -------------

EXPENSES:
   Management fees .................................................................        789,698
   Transfer agent fees..............................................................         91,476
   Custodian fees...................................................................         15,783
   Postage..........................................................................         15,117
   Audit fees.......................................................................         12,751
   Legal fees ......................................................................          8,981
   Printing and communications .....................................................          5,790
   Directors' fees .................................................................          4,326
   Registration fees ...............................................................          3,400
   Amortization of organization expense ............................................          3,033
   Other operating expenses ........................................................         29,905
                                                                                      -------------
    Total expenses .................................................................        980,260
    Less: Fees paid indirectly .....................................................        (15,783)
                                                                                      -------------
    Net expenses ...................................................................        964,477
                                                                                      -------------
   NET INVESTMENT INCOME ...........................................................      6,199,073
                                                                                      -------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized gains on:
    Securities......................................................................        252,287
    Futures contracts ..............................................................        118,461
   Net increase in unrealized depreciation on investments ..........................     (1,867,241)
                                                                                      -------------
   TOTAL REALIZED AND UNREALIZED LOSSES ON INVESTMENTS .............................     (1,496,493)
                                                                                      -------------

   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................  $   4,702,580
                                                                                      =============


The accompanying Notes to Financial Statements are an integral part of these Statements.

                       HEARTLAND WISCONSIN TAX FREE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS


-----------------------------------------------------------------------------------------------------
                                                                        FOR THE YEAR ENDED DEC. 31,
                                                                            1996            1995
                                                                       --------------  --------------
OPERATIONS:
   Net investment income ............................................    $  6,199,073    $  5,840,227
   Net realized gains (losses) on investments .......................         370,748        (526,526)
   Net increase in unrealized appreciation (depreciation) on
   investments for the year .........................................      (1,867,241)     12,775,102
                                                                       --------------  --------------
     Net increase in net assets resulting from operations ...........       4,702,580      18,088,803
                                                                       --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ............................................      (6,199,073)    (5,840,227)
                                                                       --------------  --------------
     Total distributions to shareholders ............................      (6,199,073)    (5,840,227)
                                                                       --------------  --------------
FUND SHARE ACTIVITIES:
   Proceeds from shares issued (2,158,376 and 1,676,647 shares,
   respectively) ....................................................      21,604,140      16,460,562
   Reinvested dividends from net investment income (434,964 and
   407,053 shares, respectively) ....................................       4,374,986       4,034,053
   Cost of shares redeemed (1,840,299 and 1,621,142 shares,
   respectively) ....................................................     (18,450,990)    (15,978,889)
                                                                       --------------  --------------
     Net increase in net assets derived from Fund share activities ..       7,528,136       4,515,726
                                                                       --------------  --------------
TOTAL INCREASE IN NET ASSETS ........................................       6,031,643      16,764,302
NET ASSETS AT THE BEGINNING OF THE YEAR .............................     118,513,120     101,748,818
                                                                       --------------  --------------
NET ASSETS AT THE END OF THE YEAR ...................................    $124,544,763    $118,513,120
                                                                       ==============  ==============


                              FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    APRIL 3, 1992(1)
                                                                      FOR THE YEAR ENDED DECEMBER 31,                   THROUGH
                                                                      1996           1995        1994      1993     Dec. 31, 1992
                                                                      ----           -----       ----      ----     ---------------
SELECTED PER SHARE DATA
Net asset value, beginning of period ........................          $10.30       $ 9.21       $10.38      $9.85     $9.70
Income from investment operations:
 Net investment income ......................................             .51          .51          .51        .49       .37
 Net realized and unrealized gains (losses) on investments ..            (.14)        1.09        (1.17)       .55       .15
                                                                      -------      -------       ------      -----    ------
   Total income from investment operations ..................             .37         1.60         (.66)      1.04       .52
Less distributions from:
 Net investment income ......................................            (.51)        (.51)        (.51)      (.49)     (.37)
 Net realized gains on investments                                         --           --           --       (.02)       --
                                                                      -------      -------       ------      -----    ------
   Total distributions ......................................            (.51)        (.51)        (.51)      (.51)     (.37)
Net asset value, end of period ..............................          $10.16      $ 10.30        $9.21     $10.38     $9.85
                                                                      =======      =======       ======     ======    ======

TOTAL RETURN(2) .............................................             3.8%        17.8%        (6.5)%     10.8%      7.3%(3)
RATIO AND SUPPLEMENTAL DATA
 Net assets, end of period (in thousands) ...................        $124,545     $118,513     $101,749    $99,350   $36,304
 Ratio of net expenses to average net assets ................            0.80%(4)     0.84%        0.85 %     0.84%     0.82%(3)
 Ratio of net investment income to average net assets .......            5.12%        5.23%        5.28 %     4.81%     4.87%(3)
 Portfolio turnover rate ....................................              14%          11%          22 %        6%        7%


(1) Commencement of operations.
(2) The front-end sales charge in effect for the Fund prior to June 1, 1994 is not reflected in Total Return as set forth in the table.
(3) Annualized.
(4) The ratio does not include "fees paid indirectly," described in Note 2(f) in Notes to Financial Statements. If the Fund did not have fees paid indirectly, the expense ratio would have been 0.81% for 1996. Disclosure of fees paid indirectly was not required prior to December 31, 1995.

     The accompanying Notes to Financial Statements are an integral part of these Statements.

                       HEARTLAND WISCONSIN TAX FREE FUND
               NOTES TO FINANCIAL STATEMENTS - December 31, 1996
-------------------------------------------------------------------------------
(1)  ORGANIZATION
     The Heartland Group, Inc. (the "Corporation") is registered as a diversified open-end management company under the Investment Company Act of 1940. The Wisconsin Tax Free Fund (the "Fund") is one of the seven series of funds issued by the Corporation as of December 31, 1996. Two additional series commenced operations on January 2, 1997.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements:

    (a) Debt securities are stated at fair value as furnished by independent pricing services based primarily upon information concerning market transactions and dealer quotations for similar securities or by dealers who make markets in such securities. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium. Securities and other assets for which quotations are not readily available are valued at their fair value using methods determined by the Board of Directors.

    (b) The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of its taxable income to their shareholders. The Fund accordingly paid no Federal income taxes, and no Federal income tax provision is required.

         At December 31, 1996, the Fund has a Federal income tax capital loss carry forward of $8,153 expiring in 2002 and $526,525 expiring in 2003. During the year ended December 31, 1996, $370,748 of capital loss carry forward was utilized by the Fund. The Fund does not intend to make a distribution of any future realized capital gains until its Federal income tax capital loss carry forward is completely utilized.

    (c) Net investment income is distributed to each shareholder as a dividend. Dividends are declared daily and distributed monthly and are recorded by the Fund on the ex-dividend date. Net realized gains on investments, if any, are distributed annually.

    (d) The Fund records security and shareholder transactions no later than the first business day after the trade date. Net realized gains and losses on investments are computed on the identified cost basis. Interest income is recognized on an accrual basis. The Fund amortizes premium and accretes original issue discount on investments utilizing the effective interest method.

    (e) The Fund may enter into futures contracts for hedging purposes, such as to protect against anticipated declines in the market value of its portfolio securities or to manage exposure to changing interest rates. Upon entering into futures contracts, the Fund pledges to the broker securities equal to the minimum "initial margin" requirements of the exchange. Additionally, the Fund receives from or pays to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

         The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The predominant risk is that the movement of the futures contracts price may result in a loss which could render a portfolio's hedging strategy unsuccessful. The Fund had no open futures contracts at December 31, 1996.

    (f) The Fund has entered into a fee arrangement with its custodian bank which provides for a reduction in custody fees based upon net amounts of uninvested cash balances. This reduction of expenses is shown on the Statement of Operations as "Fees Paid Indirectly."

    (g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from the estimates.

(3)  INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH RELATED PARTIES
     The Fund has a management agreement with Heartland Advisors, Inc. (the "Advisor") to serve as investment advisor and manager. Under the terms of the agreement, the Fund pays the Advisor a monthly management fee at the annual rate of .65% of the daily net asset value of the Fund.

     Officers and certain directors of the Fund are also officers and/or directors of Heartland Advisors, Inc.; however, they receive no compensation from the Funds.

     As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Directors of the Funds has adopted a plan which will allow the Fund, under certain conditions described in the Rule, to acquire newly-issued securities from syndicates in which the Distributor is a member.

(4)  DEFERRED ORGANIZATION EXPENSES
     Organization expenses have been deferred and are being amortized on a straight-line basis over sixty months. Payments for these expenses were advanced by the Advisor, who will be reimbursed by the Fund over the same period. The proceeds of any redemption of the initial shares by the original shareholders will be reduced by a pro-rata portion of any then unamortized expenses. Unamortized deferred organization expenses and the related payable to the Advisor at December 31, 1996, were $1,517.

(5)  INVESTMENT TRANSACTIONS
     During the year ended December 31, 1996, purchases and sales of securities, other than short-term securities, were $24,179,084 and $16,317,224, respectively.

     At December 31, 1996, the gross unrealized appreciation and depreciation on investments were $2,509,425 and $978,707, respectively, netting to $1,530,718.

     Cost of investments is the same for financial reporting purposes and federal income tax purposes.

(6)  SOURCES OF NET ASSETS
     At December 31, 1996, the Funds sources of net assets were as follows:

     Paid-in capital ................................... $123,548,723
     Net unrealized appreciation on investments ........    1,530,718
     Accumulated net realized losses on investments ....     (534,678)
                                                         ------------
                                                         $124,544,763
                                                         ============

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
-------------------------------------------------------------------------------
To the Shareholders and Board of Directors of Heartland Wisconsin Tax Free
Fund:

We have audited the accompanying schedule of investments, including the statement of assets and liabilities, of Heartland Wisconsin Tax Free Fund (the "Fund," one of the series comprising Heartland Group, Inc., a Maryland corporation) as of December 31, 1996 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 1996, the results of operations for the periods presented, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented in conformity with generally accepted accounting principles.

Milwaukee, Wisconsin                                         ARTHUR ANDERSEN LLP
February 7, 1997

                                                                    VALUE REPORT

Dear Investor

We are here to help you meet
your investment needs.

If you have a question, please
call Heartland Shareholder
Services. We're confident you'll
find our representatives to be
knowledgeable and responsive.

1-800-432-7856

[Photo of Heartland
     Shareholder
     Services
     Representative]








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


                        THE HEARTLAND FAMILY OF FUNDS

                           SMALL CAP CONTRARIAN FUND

                                   VALUE FUND
                        (closed to new investors 7/1/95)

                              MID CAP VALUE FUND     NEW

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                                VALUE PLUS FUND

                        U.S. GOVERNMENT SECURITIES FUND

                            WISCONSIN TAX FREE FUND

                           SHORT DURATION HIGH-YIELD
                                MUNICIPAL FUND          NEW

                              HIGH-YIELD MUNICIPAL
                                   BOND FUND          NEW

                           PORTICO MONEY MARKET FUND

                             [Logo] Heartland Funds
                             ----------------------
                            AMERICA'S VALUE INVESTOR

                                 1-800-432-7856


These are not recommendations to buy or sell the securities discussed, but rather illustrations of our value investment strategy. Statements regarding particular securities represent the portfolio manager's views when made and are subject to change at any time based on market and other considerations.

The performance data quoted represents past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

This material may only be used when preceded or accompanied by the Fund's prospectus. Heartland Advisors, Inc., distributor. Member SIPC/NASD.

                             [Logo] Heartland Funds
                             ----------------------
                            AMERICA'S VALUE INVESTOR

                                  VALUE REPORT

                               December 31, 1996

                            NOTES ON VALUE INVESTING
                                FOR INVESTORS IN
                                HEARTLAND FUNDS

                                 ANNUAL REPORT
                                TO SHAREHOLDERS

VALUE REPORT


Dear Investor

[Photo of Bill Nasgovitz]

We just finished the sixth year in a row -- an all-time record -- that the S&P 500 Index has finished higher. This juggernaut, plus the extent and intensity of the market's rise, lead us to embrace Federal Reserve Chairman Greenspan's warning of "irrational exuberance."

They also impel me to repeat our mantra of tempered expectations. This has been a growth investor's stock market...momentum driven and rife with speculation. When the tide turns -- and in our view it will -- we believe value investing will make more sense than ever.

Not that it didn't make sense in '96. As you'll see in this Report, we did very well indeed.

Value, in other words, never goes out of style. Which is one reason we weren't reluctant to introduce two new equity funds last quarter -- Heartland Mid Cap Value Fund and Large Cap Value Fund. We're pleased to present their performance summary and financial information, along with that of our other value-based Funds.

With "rational prudence," we look forward to 1997, and we thank you for your continued confidence in Heartland.

     Sincerely,


     William J. Nasgovitz
     President

February 1997

                                                                    VALUE REPORT

WHY HEARTLAND FUNDS IS AMERICA'S VALUE INVESTOR

- We are fully committed to the concept of value-based investing in the belief that, over time, it will produce higher returns with lower risk for our investors.

- While many fund families offer a value-based product, every fund in the Heartland Family is managed according to strict value criteria. You can find these criteria explained in the Funds' prospectuses.

- Our value discipline focuses our thinking, guides our research and frames our decision-making. We believe it has proven its merit under all market conditions.

- Research is essential to us. Along with research on individual securities, we are heavily engaged in research on value investing itself. We are determined to explore and define the frontiers of this body of knowledge, and to share our findings through ongoing publication.

- Given our experience and the nature of securities markets, we believe that value-based investments should serve as the foundation for every investor's portfolio.

VALUE REPORT

HEARTLAND SMALL CAP CONTRARIAN FUND

A RUN FOR YOUR MONEY

Though it sounds redundant and a bit pretentious, a company's "net net working capital" -- current assets minus all debt -- is an important value concept for stock selection.

It was a major reason we purchased stock in HYDE ATHLETIC INDUSTRIES, INC. Although best known for its Saucony running shoes, Hyde is building a niche in performance-enhancing products for serious athletes, including triathletes. This was the strategy behind its recent acquisitions of Quintana Roo mountain bikes and Hind Sportswear.

While Hyde has been steadily gaining market share and has doubled its sales in the past five years, its profitability hasn't kept pace. When we started buying the stock at $5 in May '96, it was at 20X estimated '96 earnings. Not exactly a bargain. But this very conservatively managed company had a tangible net worth of $7.74 per share, only 10% debt, and -- most important -- was trading at only 80% of its net net working capital of $6.57. At our $5 stock price, we were getting, in essence, all fixed assets -- plant, equipment, land, patents, trademarks -- for free.

Based on our projections for improving margins, continued strength in the Saucony line, and successful integration of its acquisitions, we believe Hyde's earnings could take off in '97, thus attracting buyers for its stock.

On 12-31-96, the Fund owned 525,000 shares of Hyde Athletic Industries, Inc. Class B common stock. At its price of $5.13, this stock represented 1.0% of the Fund's net assets.

                                                                    VALUE REPORT


HEARTLAND SMALL CAP CONTRARIAN FUND

OBJECTIVE

The Heartland Small Cap Contrarian Fund pursues maximum long-term appreciation through an aggressive investment strategy with small company stocks. It seeks to take advantage of both undervalued and overvalued stocks, as well as both rising and declining markets.

AVERAGE ANNUAL RETURNS


                                                          Since inception
                                          1-year              4/27/95
                                         ----------       --------------
Heartland Small Cap Contrarian Fund         18.9%                24.0%
Russell 2000                                16.5                 22.7


The Russell 2000 Index is an unmanaged index of stocks considered to be representative of the small cap market in general.




GENERAL INFORMATION

Net assets ........................... $  263 mil        Median market cap ......................... $52 mil
Share price .............................. $13.40        P/E ratio ('97 est.) ......................... 13.8X

Number of holdings
   Long positions  .......................... 118        Growth of $10,000 since
   Short positions ........................... 12        inception on 4/27/95 ...................... $14,362*

TOP 10 HOLDINGS

ICN Pharmaceuticals, Inc. ................... 3.4%       Orthologic Corporation ........................ 2.1%
London Pacific Group Ltd. ................... 2.9        Cabot Oil & Gas Corporation ................... 2.0
Equity Inns Inc. ............................ 2.5        Shiloh Industries, Inc. ....................... 1.9
Charter Power Systems, Inc. ................. 2.3        Tipperary Corporation ......................... 1.8
Campbell Resources, Inc. .................... 2.1        Interdigital Communications Corp. ............. 1.7



PORTFOLIO COMPOSITON

[graphic - A pie chart displays categories of the Heartland Small Cap Contrarian Fund's portfolio as of 12/31/96: small cap stocks at 88.2%; short positions at 6.9%; cash & equivalents at 4.9%]

All statistics are as of December 31, 1996.

* Assumes reinvestment of all dividends and capital gains distributions

VALUE REPORT

HEARTLAND SMALL CAP CONTRARIAN FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Heartland Small Cap Contrarian Fund finished 1996 with a gain of 18.9%. This return compares quite favorably to the 16.5% return of the Russell 2000 Index, the Fund's benchmark.

The Fund, however, achieved its performance erratically...a gain of 18.3% through June versus a second half return of 0.5%. The sharp decline in small cap stocks that started in the late second quarter was worst among the smallest of the small caps. With its median cap of only $50 million, the Fund felt the heat.

Another negative was the Fund's large holdings in healthcare. Throughout '96, this was the worst performing sector among small caps, and took a particular beating in the second half. An example is our largest holding, ICN Pharmaceuticals, Inc., an international manufacturer and distributor of pharmaceuticals. Following a high of $28 in May, it declined steeply, bottoming at $17.62 in October. Yet ICN's fundamentals remained very strong, and we estimate the company should earn $2.75 per share in '97.

ICN was not alone as a victim of uncertainty in this new age of managed care. But we suspect the market has overreacted, and that our healthcare stocks will rebound in '97. In fact, we believe investors will "rediscover" small caps in general, as small company profits continue to rise and large caps start to fall short of the growth expectations inherent in their stock prices.

[line chart illustrating performance of an assumed investment of $10,000 in the Heartland Small Cap Contrarian Fund and the Russell 2000 Index beginning on April 27, 1995 as follows:


                       Heartland
                       Small Cap
                       Contrarian  Russell
                       Fund        2000

9/30/95                $11,690     $11,846
12/31/95               $12,083     $12,103
6/30/96                $14,296     $13,356
12/31/96               $14,362     $14,098

Legend in graph states that Past Performance is not predictive of future results.


A box below the graph states Average Annual
Total Returns as of 12/31/96 as follows:
1-year               18.9%
since inception      24.0%]


Lastly, our short positions hurt performance, but we are fully confident that our ability to short stocks will benefit our investors in the long term. However, the general strategy of shorting in the midst of a raging bull market is likely to produce some short-term losses.

Nevertheless, we are pleased with the Fund's results, and believe that our dual strategy of buying small cap value for potential appreciation and selling short overpriced growth issues will continue to reward our investors.

                                                                    VALUE REPORT


HEARTLAND VALUE FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The equity markets enjoyed another outstanding year in 1996, with all of the major indices posting returns well above their historical norms. And once again, the Heartland Value Fund produced returns superior to those of its benchmark, the small-cap Russell 2000 Index.

In an earnings-driven market that was dominated by large-cap stocks, we attribute our continued success to our strategy of seeking out-of-favor, undervalued small-cap stocks. While '96 was the third straight year that small-cap stocks underperformed large caps, it made our strong performance especially gratifying.

In large part, we attribute our 21% return in '96 to our assessment in late '95 that small cap energy stocks were especially undervalued. We more than doubled our holdings in the energy sector during '96 -- from 4.1% of net assets in January to 9.9% at year end. This sector was by far our best performer, thanks in no small measure to Cliffs Drilling Company and Clayton Williams Energy, Inc., which more than quadrupled in value during '96.

As we look ahead, we are still bullish on energy for the long-term. Right now, however, we are looking for sectors that investors have beaten down. In the environmental sector, for example, we have found a number of stocks that are selling at book value and have strong balance sheets. We also expect some healthcare stocks -- including current holdings such as ICN

[line chart illustrating performance of an assumed investment of $10,000 in the Heartland Value Fund and the Russell 2000 Index beginning on December 28, 1984 as follows:

                               Heartland   Russell
                               Value Fund  2000
12/31/85                       $14,094     $13,219
12/31/86                       $15,637     $13,970
12/31/87                       $14,318     $12,745
12/31/88                       $18,190     $15,918
12/31/89                       $19,385     $18,503
12/31/90                       $16,072     $14,892
12/31/91                       $24,005     $21,751
12/31/92                       $34,201     $25,756
12/31/93                       $40,620     $30,625
12/31/94                       $41,316     $30,069
12/31/95                       $53,629     $38,621
12/31/96                       $64,885     $44,990

          Legend in graph states that Past Performance is not predictive of future results.

          A box below the graph states Average Annual Total Returns as of 12/31/96 as follows:


1-year            21.0%
5-year            22.0%
10-year           15.3%
since inception   16.9%]

Pharmaceuticals, Inc. and RightChoice Managed Care, Inc. -- to rebound after lagging the market in '96.

As always, we will continue to focus on stocks that meet our value criteria. Although a setback in equity prices appears overdue, we believe investors should maintain a commitment to the dynamic small cap sector, which we believe is poised to produce solid returns over the next few years. We are proud of the Value Fund's long-term record and will endeavor to continue to reward your trust and confidence.

VALUE REPORT

HEARTLAND VALUE FUND

IT'S A WRAP

All kinds of events can create opportunities for value investors. One of them is a streak of bad news. It was this that attracted us to GIBSON GREETINGS, INC., the nation's third largest greeting card company, after Hallmark and American Greetings.

Starting in '94, Gibson was hit with a series of problems. An unsuccessful acquisition -- a giftwrap company -- resulted in major write-downs and losses. Poor investments in derivative securities also produced multimillion-dollar losses. Then the company fired its president. These problems -- all too visible in the financial press -- prompted analysts and institutions to abandon the stock, causing its price to drop from $24 in '94 to $8 in early '95.

At that time, we aggressively accumulated Gibson shares, acquiring 1.2 million at an average cost below $10. Although a wallflower, Gibson offered features we found attractive: a book value of $16, sales per share of $30, and a decent balance sheet. The company was also taking aggressive actions that we liked. It had cut losses by selling its giftwrap acquisition, was paying down debt, had hired a new CEO and CFO, and redefined its marketing strategy.

These changes are clearly having a positive effect. After a disastrous 1995, Gibson is forecasted to report $1.35 per share in '96 earnings, and $1.60 in '97. As a result, the stock has nearly doubled from our average cost.

On 12-31-96, the Fund owned 1,000,000 shares of Gibson Greetings, Inc., almost 7.5% of the company. At its price of $19.63, Gibson represented 1.2% of the Fund's net assets.

                                                                    VALUE REPORT

HEARTLAND VALUE FUND

OBJECTIVE
The Heartland Value Fund seeks capital appreciation through small company stocks selected on a value basis. (Closed to new investors since 7/1/95.)

AVERAGE ANNUAL RETURNS

                                                 Since
                                                 inception
                        1-year  5-year  10-year  12/28/84
                        ------  ------  -------  ---------
Heartland
Value Fund               21.0%   22.0%    15.3%      16.9%
Russell 2000             16.5    15.6     12.4       13.3

The Russell 2000 Index is an unmanaged index of stocks considered to be representative of the small cap market in general.

GENERAL INFORMATION


Net assets......................... $  1.6BIL            P/E ratio ('97 est.)............. 15.2X
Share price........................ $   31.65
Number of holdings....................... 267            Growth of $10,000 since
Median market cap.................. $   86MIL            inception on 12/28/84......... $64,885*

TOP 10 STOCK HOLDINGS

ICN Pharmaceuticals, Inc................ 3.8%            Gibson Greetings, Inc............. 1.2%
Forest Oil Corporation.................. 1.7             Tesoro Petroleum Corporation...... 1.2
Maxicare Health Plans, Inc.............. 1.6             Allwaste, Inc..................... 1.2
Transitional Hospitals Corporation...... 1.4             First Financial Corporation....... 1.2
Presidential Life Corporation........... 1.3             John Alden Financial Corporation.. 1.2


PORTFOLIO COMPOSITION

[graphic - A pie chart displays categories of the Heartland Value Fund's portfolio as of 12/31/96: health care services at 11.5%; energy/natural resources at 9.9%; insurance at 8.4%; manufacturing at 8.3%; banks and S&Ls at 7.4%; retail at 5.5% financial services at 4.5%; other at 44.5%]

All statistics are as of December 31, 1996.

* Assumes reinvestment of all dividends and capital gains distributions

VALUE REPORT

HEARTLAND MID CAP VALUE FUND

A BUMPER CROP OF VALUE

Classic mid-cap value stocks tend to be somewhat unknown and in unexciting industries. Take AGCO CORPORATION, for example. It manufactures and markets agricultural equipment -- tractors, combines, hayers and the like -- hardly the high-tech stuff that headlines are made of.

Nonetheless, AGCO is a $1.4 billion company with capable, acquisition-minded management, 7,000 worldwide distributors, and brand names -- Massey Ferguson, Gleaner, Heston, White -- that read like a Who's Who of agriculture. It also has an outstanding competitive position, particularly in higher-growth overseas markets. It derives nearly half its revenues from Europe, and controls nearly 40% and 50% of its markets in Brazil and Argentina, respectively. In addition, AGCO finds itself at a favorable point in the agricultural cycle. High commodity prices, little fallow land, pent-up demand for crops and worldwide government subsidies point to a strong continuing need for equipment.

Yet despite this alignment of stars, AGCO's stock was a bargain when we bought it in October. Its trailing P/E was only 10.4 versus 13 for competitors Case and Deere, and its 24% return on equity was well above the industry average. In addition, AGCO's earnings were rising, and its debt was being paid down. We also liked the fact that management owned 13% of the stock and that the Chairman, who already owned 310,000 shares, was purchasing additional shares in the open market.

On 12-31-96, the Fund owned 7,000 shares of AGCO Corporation at an average cost of $26.32. At its price of $28.63, this holding represented 2.9% of the Fund's net assets.

                                                                    VALUE REPORT

HEARTLAND MID CAP VALUE FUND

OBJECTIVE

This Fund pursues long-term capital appreciation. Using intensive research and Heartland's value criteria, it seeks undervalued opportunities among companies with stock market capitalizations between $500 million and $2.5 billion.

TOTAL RETURNS (from 10-11-96 through 12-31-96)

Mid Cap Value Fund..............6.6%  S&P Mid-Cap Index................5.6%

GENERAL INFORMATION

Net assets..................$6.9 MIL  P/E ratio ('97 est.)............11.7X
Share price...................$10.66
Number of holdings................64  Growth of $10,000 since
Median market cap...........$1.3 BIL  inception on 10/11/96.........$10,660

COMPARATIVE VALUATIONS*

                                        Heartland                   S&P
                                        Mid Cap                     Mid-Cap
                                        Value                       Index

    Price/Earnings Ratio**              12.9                        19.7
    Price/Cash Flow                      6.5                        11.7
    Price/Book Value                     1.6                         3.1
    Price/Sales                          0.5                         1.3

TOP 10 HOLDINGS

HealthPlan Services Corp. ..........3.1%  Mid Ocean Ltd. ...................2.3%
AGCO Corporation....................2.9   Wellpoint Health Networks, Inc....2.2
Lehman Brothers Holdings, Inc. .....2.7   Oklahoma Gas & Electric Co........2.1
Horace Mann Educators Corp. ........2.6   Onex Corporation..................2.1
Heilig Meyers Company...............2.4   TR Financial Corporation..........2.1


PORTFOLIO COMPOSITION

[graphic - A pie chart displays categories of the Heartland Mid Cap Value Fund's portfolio as of 12/31/96: cash & equivalents at 8.6%; common stocks at 91.4%. Common stocks is further broken down as follows: banks and S&Ls at 12.1%; manufacturing at 11.3%; insurance at 10.4%; health care services at 8.9%; technology at 6.1%; food & beverage at 6.0%; financial services at 5.0%; energy & natural resources at 5.0%; construction/housing at 4.1%; forest products at 3.5%; utilities at 3.5%; consumer products at 3.2%; chemicals at 2.5%; building products at 2.4%; retail at 2.3%; diversified operations at 2.1%; automotive at 1.7% REITs at 0.7%; leisure at 0.6%.]

All statistics are as of December 31, 1996.
The S&P Mid-Cap Index is an unmanaged index of 400 stocks generally considered representative of the mid-cap market.
*Source: StockVal.  **For the 12 months through 12/31/96.

VALUE REPORT

HEARTLAND MID CAP VALUE FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Heartland Mid Cap Value Fund is off to a very good start. From its inception on October 11 through year-end 1996, the Fund earned a return of 6.6%. This exceeds the 5.6% return of the S&P Mid-Cap Index, the Fund's benchmark, as well as the 1% return of the Lipper Mid Cap Fund Index.*

As the accompanying statistics reveal, the Fund's valuations are significantly lower than its benchmark's. This, we believe, represents a margin of safety. Another margin of safety is our much higher dividend growth rate. It indicates that our holdings generate enough free cash flow to raise their dividends substantially.

Despite the general market's incessant rise and high valuations, we managed to find what we considered attractively valued stocks in depressed sectors, particularly banking, insurance, manufacturing and healthcare.

During these eleven short weeks, many of our stocks were stellar performers. Pulte Corporation, for instance, a home builder, rose 14% from our average cost. AGCO Corporation, an agricultural machinery manufacturer, gained 8.8%. And Mid Ocean Ltd. rose 6%. In addition, two of our holdings rose dramatically in response to being acquired. They were PHH Corporation up 31.2%, and Santa Fe Pacific Gold Corporation up 26.8%. It's gratifying -- and profitable -- to be a step ahead of other investors who find value where we do.


  [line chart illustrating performance of an assumed investment of $10,000 in the Heartland Mid Cap Value Fund and the S&P Mid-Cap Index beginning on October 11, 1996 as follows:


                          Heartland       S&P
                          Mid Cap         Mid-Cap
                          Value Fund      Index

10/31/96                  $9,780          $9,988
11/30/96                  $10,400         $10,550
12/31/96                  $10,660         $10,562


Legend in graph states that Past Performance is not predictive of future results.

A box below the graph states Average Annual Total Returns as of 12/31/96 of 6.6% since inception.]

In 1997, we expect stable to declining interest rates and continued modest earnings growth. In addition, we believe that small and mid-cap stocks will return to favor, reversing the higher valuations that large caps have enjoyed for several years. But because the equity markets can be fickle, value investing requires both prudence and patience. We will thus continue to look not only for significant appreciation potential, but also for wealth protection in the event of a market decline.

*The Lipper Mid Cap Fund Index is an equally weighted index of the performance of the 30 largest mid cap funds as tracked by Lipper Analytical Services, Inc.

                                                                    VALUE REPORT

HEARTLAND LARGE CAP VALUE FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

From its October 11 inception to December 31, the Fund appreciated 5.0%. While this was much better than the 1.4% gain of the Lipper Capital Appreciation Fund Index, it was below the 7.1% rise of the S&P 500 Index, the Fund's benchmark.* We attribute this relative lag to two factors: dramatic gains in the S&P 500 during the first two days of the Fund's life, when we hadn't yet put our limited assets fully to work; and the caution that compelled us to maintain an above-average cash position throughout the quarter.

Our caution reflected our concern over market conditions. After all, the stock market was roaring ahead for the second straight year, and history shows that price corrections have typically followed such a pattern. In defiance of history, however, as well as valuation levels and our own investment strategy, the market -- fueled by the energy and technology sectors -- continued its momentum-driven ascent.

The market also became increasingly volatile, with many days on which the Dow has swung up or down by a percentage point or more. On the down days, the Fund has tended to have its strongest relative performance.

We believe this is consistent with the conservative nature of large cap investing in general. Additionally, we have positioned the Fund to capitalize on value by focusing on companies where expectations are relatively low.

[line chart illustrating performance of an assumed investment of $10,000 in the Heartland Large Cap Value Fund and the S&P 500 Index beginning on October 11, 1996 as follows:


                                Heartland
                                Large Cap            S&P
                                Value Fund           500
10/31/96                        $9,930             $10,167
11/30/96                        $10,470            $10,931
12/31/96                        $10,500            $10,714


Legend in graph states that Past Performance is not predictive of future results.

A box below the graph states Average Annual Total Returns as of 12/31/96 of 5.0% since inception.]

Conversely, we seek to avoid companies with profit margins reaching bold new heights. Historically, this achievement has stimulated capital spending, which -- within the business cycle -- has all too often led to lower margins. We much prefer companies with depressed margins, and management committed to raising them to normal levels.

*The Lipper Capital Appreciation Fund Index is an unmanaged index of the 30 largest capital appreciation funds as tracked by Lipper Analytical Services, Inc.

VALUE REPORT

HEARTLAND LARGE CAP VALUE FUND

ONE BIG ELF

In October, at the Fund's inception, the energy sector had already roared ahead in '96, fueled by higher prices for oil and gas. Our challenge: to participate in this key area while adhering to our value principles.

Our answer was to look overseas, where misperceptions had created opportunities. Of particular interest to us was ELF AQUITANE, based in France. Though hardly a household name in the U.S., Elf Aquitane is the size of Texaco, and one of the world's largest integrated oil companies.

Like many foreign oil companies, Elf had been government-owned, and had thus gained the reputation of being run to increase employment rather than profit. But a phased-in privatization -- due for completion in '96 -- had altered the facts.

A new management team, which is clearly profit-oriented, has a 5-year plan in place and has started to unburden the company of people and bureaucracy. We regard this process as a built-in earnings improvement: it will inevitably continue to expand margins, which are still only about half the industry average. By contrast, the company has above-average proven reserves, and is engaged in what we think are very exciting joint ventures in Africa, South America and the Caspian Sea. Because of these positive factors, plus its low valuations at purchase, we regard Elf as a superior risk/return opportunity.

On 12-31-96, the Fund owned 1,200 ADR units of Elf Aquitane valued at $54,300, or 2.2% of net assets. The ADRs had increased to $45.25 from their average cost of $40.65.

                                                                    VALUE REPORT

HEARTLAND LARGE CAP VALUE FUND

OBJECTIVE

This Fund pursues long-term capital appreciation and is our most conservative equity offering. Using Heartland's value-investing criteria, it seeks undervalued opportunities among companies with stock-market capitalizations of over $1 billion.

TOTAL RETURNS (from 10-11-96 through 12-31-96)


 Large Cap Value Fund............. 5.0%             S&P 500 Index................... 7.1%

 GENERAL INFORMATION

 Net assets................... $2.4 MIL             P/E ratio ('97 est.)........... 12.3X
 Share price.................... $10.50
 Number of holdings................. 45             Growth of $10,000 since
 Median market cap............ $4.8 BIL             inception on 10/11/96........ $10,500

 COMPARATIVE VALUATIONS*

                                          Heartland
                                          Large Cap     S&P
                                          Value         Index

 Price/Earnings Ratio**                   14.1          20.6(1)
 Price/Cash Flow                           5.1          12.3(2)
 Price/Book Value                          1.6           4.3(1)
 Price/Sales                               0.7           1.2(2)

TOP 10 HOLDINGS


    Tenet Healthcare Corporation.. 3.2% Beverly Enterprises ............. 2.9%
    Fort Howard Corporation....... 3.2  YPF Sociedad Anonima (ADR)....... 2.7
    Student Loan Marketing Assoc.. 3.1  K Mart Corporation............... 2.6
    Consolidated Natural Gas Co... 2.9  AT&T Corporation................. 2.5
    Shaw Industries, Inc.......... 2.9  Allmerica Financial Corporation.. 2.5


PORTFOLIO COMPOSITION

[graphic - A pie chart displays categories of the Heartland Large Cap Value Fund's portfolio as of 12/31/96: cash & equivalents at 16.3%; common stocks at 83.7%. Common stocks is further broken down as follows: insurance at 11.9%; utilities at 9.7%; health care services at 8.1%; paper products at 7.6%; tobacco at 6.5%; banks and S&Ls at 5.3%; energy & natural resources at 4.9%; food & beverage at 4.6%; communications at 4.5%; financial services at 4.1%; retail at 3.4%; home furnishings at 2.9%; manufacturing at 2.8%; electrical & electronics at 2.0%; technology at 1.5%; construction/housing at 1.4%; air freight at 1.3%; diversified operations at 1.2%.]

All statistics are as of December 31, 1996.
The S&P 500 Index is an unmanaged index of 500 stocks representing major U.S. industries.
* Source: Factset and StockVal.  **For the 12 months through 12/31/96.
  (1) S&P 500.  (2) S&P Industrials.

VALUE REPORT

HEARTLAND VALUE PLUS FUND

GETTING PAID TO WAIT

In assessing a company, we look for a potential catalyst -- a factor that could drive up the stock price.

But a catalyst is rarely prompt, and ideally we like to get paid while we wait. Which is one reason we're attracted to convertible bonds.

More conservative than common stocks, convertibles are hybrid securities, with a fixed income component and an option on the underlying stock. Relative to their underlying common stocks, convertibles typically offer much higher yields, which provide downside price protection and have contributed to historically competitive returns. Thus, we may purchase a company's convertible instead of its common, gaining not only a generous stream of income while we wait for a catalyst, but also the appreciation potential of the convertible feature.

Take THERATX, INC., a nationwide provider of sub-acute care and occupational health services. Although TheraTx was growing at 20% a year, potential changes in Medicare reimbursement rules had caused its stock to drop to 8X earnings and a tad above book value in '96.

Yet the company's debt seemed even more underpriced to us. So we purchased the company's 8% convertible due in 2002. Our $920 cost gave us a current yield of 8.8% and a 10% yield to maturity.

We believe the Medicare issue -- our potential catalyst -- is bound to be resolved. And we're happily collecting a very healthy yield while we wait.

On 12-31-96, the TheraTx, Inc. 8% convertible subordinated notes due on 2/1/02 were priced at $92.63 and represented 1.1% of the Fund's net assets.

                                                                    VALUE REPORT

HEARTLAND VALUE PLUS FUND

OBJECTIVE

The Heartland Value Plus Fund is an equity-income investment that seeks both capital appreciation and current income.


AVERAGE ANNUAL RETURNS
                                                                Since inception
                                          1-year                    10/26/93
                                          ------                    --------
Heartland Value Plus Fund                  33.8%                       17.4%
Russell 2000                               16.5                        13.9
Lipper Equity Income Index                 17.9                        14.1
January Yield(1)                            2.8
S&P 500 Yield                               2.0


The Russell 2000 Index is an unmanaged index of stocks considered to be representative of the small cap market in general. The Lipper Equity Income Fund Index is an equally weighted index of the performance of the 30 largest equity income funds as tracked by Lipper Analytical Services, Inc. (1)January SEC yield annualized for the 30 days commencing 1/1/97. The S&P 500 Index is an unmanaged index of 500 stocks representing major U.S. industries. Small company stocks may be more volatile than those of the S&P 500.


GENERAL INFORMATION


Net assets.......................$66.6 MIL   P/E ratio ('97 est.)...........................13.8X
Share price.........................$13.73
Number of holdings......................53   Growth of $10,000 since
Median market cap.................$163 MIL   Inception on 10/26/93.......................$16,646*

TOP 10 HOLDINGS

NovaCare, Inc. ........................3.8%  Berry Petroleum Company.........................2.6%
TR Financial Corporation...............3.7   Stewart & Stevenson Services, Inc. .............2.4
Woodward Governor Company..............3.4   Bell Sports Corp. 4.25% 11/15/00................2.4
USX Delhi Group........................3.0   Flexsteel Industries, Inc. .....................2.3
Walden Residential Pfd. Stock..........2.9   Nash Finch Company..............................2.2



PORTFOLIO COMPOSITION

[graphic - A pie chart displays categories of the Heartland Value
Plus Fund's portfolio as of 12/31/96: preferred stock at 2.9%; cash & equivalents at 23.9%; corporate bonds at 4.6%; convertibles bonds at 14.2%; common stocks at 54.4%. Common stocks is further broken down as follows: manufacturing at 12.2%; banks and S&Ls at 8.2%; energy & natural resources at 7.6%; aerospace at 4.8%; food & beverage at 4.3%; health care services at 3.8%; leisure at 3.7%; utilities at 3.0%; insurance at 2.8%; retail at 1.5%; REITs at 1.5%; financial services at 0.8%; communications at 0.2%.]

All statistics are as of
December 31, 1996.

* Assumes reinvestment of all dividends and capital gains distributions

VALUE REPORT

HEARTLAND VALUE PLUS FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Value Plus Fund enjoyed a wonderful 1996. Its total return of 33.8% more than doubled that of its index, the Russell 2000.

The Fund paid dividends of $0.38 for the year, and ended the year with a yield of 3.12%.*

The Fund's exposure to the energy sector -- as high as 15% in August -- contributed to its performance. Energy stocks benefited from a 33% rise in crude oil prices during the year.

In anticipation of a lower interest rate environment, we gradually increased our exposure to the interest-rate-sensitive banking and financial services sectors. At year-end, these holdings represented 12% of net assets.

In addition, we continued to find stocks of well-managed manufacturers selling at compelling valuations relative to earnings, cash flow and book value. At year-end, manufacturing companies were the Fund's largest holding, at 12.2% of net assets.

The Fund is cautiously positioned for 1997, with 23.9% of net assets in cash and equivalents. We believe the bull market of recent years has increased investment risk by producing not only terribly high equity valuations, but also highly unrealistic investor expectations. This risk, we believe, is exacerbated by historically low levels of cash in mutual funds.

[line chart illustrating performance of an assumed investment of $10,000 in the Heartland Value Plus Fund, the S&P 400 Mid-Cap Index and the Russell 2000 Index beginning on October 26, 1993 as follows:


             Heartland    S&P 400
             Value Plus   Mid-Cap         Russell
             Fund         Index           2000

12/31/93     $10,522      $10,537         $10,296
12/31/94     $10,001      $10,159         $10,110
12/31/95     $12,441      $13,304         $12,985
12/31/96     $16,646      $15,631**       $14,912


Legend in graph states that Past Performance is not predictive of future results.

A box below the graph states Average Annual Total Returns as of 12/31/96 as follows:

1-year            33.8%
since inception   17.4%]


Given these caution signs, we prefer to keep our powder dry until valuations return to more normal historical levels. In the meantime, we will continue investing -- on a highly selective basis -- in stocks and bonds of smaller companies that meet our value criteria.


*SEC yield for the 30 days commencing 12-1-96. **In 1996, we refined the Fund's investment policies to a small-cap, equity-income focus. We will thus now compare the Fund only to the Russell 2000. We will no longer compare it to the S&P Mid-Cap Index or the Lehman Intermediate Corporate Bond Index. For the period from 10/26/93 through 12/31/96, $10,000 invested in the Lehman Index would have grown to $12,022.

                                                                    VALUE REPORT

HEARTLAND U.S. GOVERNMENT SECURITIES FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

At this time last year, we were reporting the best year in the Fund's history -- a return of 19% for 1995. Regrettably, 1996 was less prosperous, with a total return of only 2.0%. Granted, the Fund matched the return of Lipper's General U.S. Government Fund Index (up 2.0%), but it was outdistanced by the Lehman Intermediate Treasury Index (up 4.0%).*

The year began on a negative note for bonds, as the yield on the 30-year Treasury rose from 6.0% at the end of '95 to 7.2% in June. The rise reflected a stronger than expected economy and fears that the Federal Reserve would raise rates.

Because we had expected rates to fall in 1996, we started the year with a rather long maturity of 12.3 years. Within our strategy of active management, we responded by shortening maturities dramatically -- to 2.8 years in March -- then lengthening to 11.5 years in June in anticipation of rallies in the bond market. To further limit the Fund's volatility in this rising rate environment, we also decreased our holdings of zero coupon and intermediate-term Treasuries. At the same time, we purchased mortgage-backed securities for what we see as their relative price stability and attractive yields.

During the year, about 25% of the Fund, on average, was invested in

[line chart illustrating performance of an assumed investment of $10,000 in the Heartland U.S. Government Fund, the Lipper General U.S. Government Fund Index and the Lehman Intermediate Treasury Index beginning on April 9, 1987 as follows:


             Heartland     Lipper        Lehman
                  Fund     Index         Treasury

12/31/87       $10,191     $ 9,928      $ 9,984
12/31/88       $10,846     $10,710      $10,949
12/31/89       $12,072     $12,041      $12,338
12/31/90       $13,277     $13,006      $13,504
12/31/91       $15,529     $14,908      $15,410
12/31/92       $17,095     $15,819      $16,482
12/31/93       $20,141     $17,135      $17,838
12/31/94       $18,199     $16,324      $17,523
12/31/95       $21,656     $19,090      $20,050
12/31/96       $22,089     $19,255      $20,849


Legend in graph states that Past Performance is not predictive of future results.

A box below the graph states Average Annual Total Returns as of 12/31/96 as follows:

                             1-year            2.0%
                             5-year            7.3%
                             since inception   8.5%]


corporate securities. Bonds issued by IMC Fertilizer Group, Inc., GranCare, Inc. and Quantum Health Resources, Inc. all showed substantial gains.

We believe 1997 will be more favorable for bonds. And we will use our strategies of sector rotation, duration management and security selection to enhance our investors' returns.

*The Lehman Intermediate Treasury Index is an unmanaged index of all Treasuries issued by the U.S. Government that have maturities of greater than one year but less than ten years and at least $100 million in outstanding issuance.

VALUE REPORT

HEARTLAND U.S. GOVERNMENT SECURITIES FUND


CHANGES TO YOUR FUND

Ordinarily, we would devote this space to a discussion of the value criteria we used to purchase or sell a particular security. Instead, we would like to announce some major changes to the Fund. These changes become effective on March 31, 1997. We believe they will make the Fund much more focused and conservative, and thus suitable for a broader range of investors.

- GREATER SAFETY. The Fund intends to invest virtually 100% of its assets in securities issued or guaranteed by the U.S. Government or its agencies. This should give the Fund's portfolio an average AAA credit rating. We have eliminated its higher-risk corporate bond component.

- LOWER PRICE VARIABILITY. Instead of operating within an open-ended maturity range, the Fund will be managed with an average duration of 3 - 6 years. Duration, like maturity, is a measure of interest-rate risk. But we at Heartland Funds believe duration is a more precise measure. And we chose this narrow duration range as a tool for reducing price variability in the Fund.

- LOWER EXPENSES. To make the Fund more competitive, Heartland Advisors will waive an additional portion of its management fee. The new fee -- just .25% of assets -- will be half the current fee, and will result in a higher effective yield for investors.

 We hope these changes encourage people to invest -- or reinvest -- in the Fund.


"We restructured the Fund with the goal
of offering rock-solid credit safety, lower price variability, and highly competitive returns."

Patrick J. Retzer
Portfolio Manager
                                       18

                                                                    VALUE REPORT

HEARTLAND U.S. GOVERNMENT SECURITIES FUND

OBJECTIVE

The Heartland U.S. Government Securities Fund seeks a high level of current income, liquidity and safety of principal.

AVERAGE ANNUAL RETURNS


                                                   Since
                                                 inception
                                 1-year  5-year   4/9/87
                                 ------  ------  ---------

Heartland
U.S. Government Securities Fund    2.0%    7.3%       8.5%

Lipper General
U.S. Government Fund Index         2.0     5.5        7.1

January Yield(1)                   6.5


(1)January SEC yield annualized for the 30 days commencing 1/1/97. The Lipper General U.S. Government Fund Index is an equally weighted index of the performance of the 30 largest U.S. general government funds as tracked by Lipper Analytical Services, Inc.

GENERAL INFORMATION


Net assets ........................... $51.7 mil         Avg. weighted duration ............ 8.0 yrs.
Share price .......................... $    9.54         Growth of $10,000 since
Avg. weighted maturity ............... 11.6 yrs.         inception on 4/9/87 ............... $22,089*


TOP 5 HOLDINGS

U.S. Treasury Bond 0% 11/15/2016 ......... 12.1%        U.S. Treasury Bond 0% 11/15/2014 ...... 8.7
FNMA SEQ-CMO 1993-2 PG 7.00% 2/25/20 ..... 11.4         U.S. Treasury Note 7.25% 5/15/2004 .... 8.2
FHLMC PAC-CMO 1619B 6.40% 1/15/23 ........  9.4


PORTFOLIO COMPOSITION

[graphic - A pie chart displays categories of the Heartland U.S. Government Securities Fund's portfolio as of 12/31/96: agency mortgage-backed securities at 38.8%; cash/other at -0.2%; U.S. Treasury & agency at 35.8%; corporate bonds at 25.6%.]

All statistics are as of December 31, 1996.
* Assumes reinvestment of all dividends and capital gains distributions

VALUE REPORT

[PHOTO OF MILWAUKEE]

At Heartland, we're at home with the
Milwaukee traditions of hard work
and commitment to value.

                             [Logo] Heartland Funds
                             ----------------------
                             AMERICA'S VALUE INVESTOR

                            SCHEDULES OF INVESTMENTS
                            AND FINANCIAL STATEMENTS

           PAGE         FUND
           ----         ----
           22           SMALL CAP CONTRARIAN FUND
           28           VALUE FUND
           37           MID CAP VALUE FUND
           41           LARGE CAP VALUE FUND
           45           VALUE PLUS FUND
           50           U.S. GOVERNMENT SECURITIES FUND



                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
-------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Heartland Small Cap Contrarian Fund, Heartland Value Fund, Heartland Mid Cap Value Fund, Heartland Large Cap Value Fund, Heartland Value Plus Fund, and Heartland U.S. Government Securities
Fund:

We have audited the accompanying schedules of investments, including the statements of assets and liabilities, of Heartland Small Cap Contrarian Fund, Heartland Value Fund, Heartland Mid Cap Value Fund, Heartland Large Cap Value Fund, Heartland Value Plus Fund, and the statement of net assets of Heartland U.S. Government Securities Fund (collectively the "Funds," six of the series comprising Heartland Group, Inc., a Maryland corporation) as of December 31, 1996 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods presented, and the financial highlights for the periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 1996, the results of operations for the periods then ended, the changes in net assets for each of the periods presented, and the financial highlights for each of the periods then ended in conformity with generally accepted accounting principles.


Milwaukee, Wisconsin                                  ARTHUR ANDERSEN LLP
February 7, 1997

                      HEARTLAND SMALL CAP CONTRARIAN FUND
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 1996


--------------------------------------------------------------------------------------------------------------------------
  SHARES   COMMON STOCKS - 86.4%                                                                                  VALUE
--------------------------------------------------------------------------------------------------------------------------
           AUTOMOTIVE - 2.3%
  100,000  Control Devices, Inc. - Circuit breakers, electronic sensors and electronic ceramic parts (a).....  $1,300,000
  100,000  Deflecta-Shield Corporation - Accessories for light and heavy duty trucks (a).....................     862,500
  100,000  Donnelly Corporation - Glass related and plastic molded products for the auto industry............   2,450,000
  104,000  Motorcar Parts & Accessories - Remanufactures and distributes alternators and starters (a)........   1,521,000
                                                                                                               ----------
                                                                                                                6,133,500

           BANKS AND SAVINGS & LOANS - 4.1%
   50,000  BankUnited Financial Corp. (Class A) - Operates nine banking offices in south Florida (a).........     500,000
   42,000  Beverly Bancorporation - Community bank serving southwest Chicago.................................     758,625
   37,800  CB Bancorp, Inc. - Savings bank in northern Indiana (a)...........................................     897,750
   50,000  Community Financial Corporation - Savings bank operating in five southern Illinois counties.......     637,500
   50,600  Foothill Independent Bancorp - Bank holding company operating in suburban LA (a)..................     581,900
  104,167  Highland Federal Bank - Savings bank in Los Angeles, California (a)...............................   1,770,839
   50,000  North Central Bancshares, Inc. - Savings bank in Fort Dodge, Iowa.................................     678,125
   40,000  Security Capital Corporation - Holding company for Security Bank S.S.B. in Wisconsin..............   2,950,000
   57,500  Union Bankshares, Ltd. - Offers commercial banking services in Denver (a)(b)......................     920,000
   70,000  UnionBancorp, Inc. - Commercial banking, debt collection, data processing in IL...................   1,015,000
                                                                                                               ----------
                                                                                                               10,709,739

           COMMUNICATIONS - 4.1%
  280,000  Communications Central, Inc. - Operator of pay phones and inmate phones (a).......................   2,170,000
  500,000  Executone Information Systems, Inc. - Telecommunications systems and equipment (a)................   1,187,500
  240,000  ICTS International NV - Provides aviation security services (a)...................................   2,430,000
  775,000  Interdigital Communications Corporation - Mkts digital radio telephone systems (a)................   4,456,250
  100,000  TCI International, Inc. - Manufactures special purpose communications equipment (a)...............     700,000
                                                                                                               ----------
                                                                                                               10,943,750

           CONSTRUCTION/HOUSING - 0.4%
  116,800  Belmont Homes, Inc. - Produces low cost high quality homes at competitive prices (a)..............   1,124,200

           EDUCATION - 1.1%
  400,000  Children's Discovery Centers of America, Inc. - Child care and preschool programs (a)(b)..........   2,800,000

           ELECTRICAL & ELECTRONICS - 3.3%
  250,000  Bolder Technologies Corp. - Develops and mfrs. rechargeable battery systems (a)(d)................   2,671,100
  200,000  Charter Power Systems, Inc. - Mfrs. battery-powered systems for motive power markets..............   6,100,000
                                                                                                               ----------
                                                                                                                8,771,100

           ENERGY & NATURAL RESOURCES - 11.9%
  187,500  Apex Silver Mines Ltd. - Explores and develops silver properties worldwide (d)....................   1,500,000
  400,000  Alta Gold Company - Explores and produces metals including gold, silver, and zinc (a).............   1,412,520
  500,000  Beau Canada Exploration Ltd. - Explores and develops oil and natural gas in western Canada (a)....     875,600
  300,000  Cabot Oil & Gas Corporation - Explores and develops natural gas; produces crude...................   5,137,500
   50,000  Callon Petroleum Company - Gulf of Mexico oil and gas producer (a)................................     950,000
6,000,000  Campbell Resources, Inc. - Explores for and produces gold and minerals in North America (a).......   5,625,000
  200,000  COHO Energy, Inc. - Develops, produces and explores for oil and gas in LA and MS (a)..............   1,425,000
   72,300  Dawson Geophysical Company - Processes and interprets seismic data for oil and natural gas (a)....     813,375
  702,700  Geomaque Explorations Ltd. - Exploration and development company in Mexico and Quebec (a).........   1,692,031
  530,000  Gothic Energy Corporation - Holds interests in oil and gas properties in OK, TX, AK and KS (a)....   1,258,750
  750,000  HCO Energy Ltd. - Explores and produces oil and gas in Alberta and Saskatchewan (a)...............     848,250
  300,000  High Plains Corporation - Manufacturer of fuel grade ethanol (a)..................................   1,556,250
   41,600  Key Production Company, Inc. - Operates oil and gas properties in OK and TX (a)...................     530,400
   63,000  McFarland Energy, Inc. - Explores and produces oil and gas in CA and the Gulf Coast (a)...........     763,875
   55,000  Offshore Energy Development Corp. - Acquires, explores and develops natural gas (a)...............     838,750
  410,000  Serv-Tech, Inc. - Offers maintenance services to petroleum refining industry (a)(b)...............     999,375
  100,000  Summit Resources, Ltd. - Explores, develops, acquires, produces and markets oil and gas...........     507,110
1,000,000  Tipperary Corp. - Explores, develops and produces oil and gas primarily in Australia (a)(b).......   4,625,000
                                                                                                               ----------
                                                                                                               31,358,786

                      HEARTLAND SMALL CAP CONTRARIAN FUND
              SCHEDULE OF INVESTMENTS [CONT'D] - DECEMBER 31, 1996


---------------------------------------------------------------------------------------------------------------------
 SHARES  COMMON STOCKS - 86.4% [CONT'D]                                                                     VALUE
---------------------------------------------------------------------------------------------------------------------
         ENVIRONMENTAL SERVICES - 4.8%
150,000  Dames & Moore, Inc. - Comprehensive environmental and specialized consulting services.........  $ 2,193,750
600,000  GNI Group, Inc. - Recycles, reclaims, treats and disposes hazardous wastes (a)(b).............    3,975,000
475,000  Harding Lawson Associates Group, Inc. - Remediator of contamination sites (a)(b)..............    3,325,000
100,000  KTI Inc. - Holds interest in environmental recycling and computer services (a)................      750,000
275,000  O. I. Corporation - Produces devices for pollution detection (a)(b)...........................      979,688
650,000  Vectra Technologies, Inc. - Provides products/services to nuclear facilities worldwide (a)(b).    1,300,000
                                                                                                         -----------
                                                                                                          12,523,438

         FINANCIAL SERVICES - 2.5%
125,000  ACC Consumer Finance Corporation - Indirect financing of automobile installment contracts (a).    1,203,125
400,000  Dignity Partners, Inc. - Provides viatical settlements for terminally ill people (a)(b).......    1,050,000
200,000  Fahnestock Viner Holdings, Inc. - Full service regional brokerage.............................    2,900,000
100,000  Resource Bancshares Mortgage Corporation - Originates and secures residential mortgage loans..    1,425,000
                                                                                                         -----------
                                                                                                           6,578,125

         FOOD & BEVERAGE - 0.7%
700,000  Family Steak Houses of Florida, Inc. - Operates 28 restaurants in Florida (a)(b)..............      437,500
300,000  The Lion Brewery, Inc. - Brews and bottles specialty beers and soft drinks (a)(b).............    1,256,250
                                                                                                         -----------
                                                                                                           1,693,750

         HEALTH CARE SERVICES - 7.1%
100,000  Hanger Orthopedic Group, Inc. - Patient care services for orthotic and prosthetic rehab (a)...      650,000
195,000  Health Fitness Physical Therapy, Inc. - Acquires and develops physical therapy clinics (a)....      585,000
100,000  Help at Home, Inc. - General housekeeping services to the elderly and disabled (a)(b).........      500,000
450,000  ICN Pharmaceuticals, Inc. - Manufactures and markets a broad range of drugs...................    8,831,250
759,000  In Home Health, Inc. - A national provider of home health care services (a)...................    1,470,563
600,000  Interpore International - Manufactures bone graft material for orthopedic market (a)(b).......    2,550,000
300,000  Syncor International Corporation - Distributes radiopharmaceutical products (a)...............    4,012,500
                                                                                                         -----------
                                                                                                          18,599,313

         INSURANCE - 5.1%
100,000  Cotton States Life & Health Insurance - Underwrites life, accident and health insurance.......    1,425,000
200,000  Financial Industries Corporation - Life and health insurance products (a).....................    2,275,000
550,000  London Pacific Group Ltd. (ADR) - Offers insurance and trust services.........................    7,700,000
 61,500  Motor Club of America - Provides insurance, finance and related services (a)..................      584,250
 41,500  Omni Insurance Group, Inc. - Underwrites nonstandard automobile insurance for individuals (a).      394,250
100,000  Unico American Corporation - Commercial multi-peril insurance.................................    1,087,500
                                                                                                         -----------
                                                                                                          13,466,000

         LEISURE - 0.3%
105,000  NTN Canada, Inc. - Markets and distributes NTN Entertainment Network in Canada (a)............      538,125
 14,000  Vacation Break USA, Inc. - Vacation interests in premium resorts (a)..........................      283,500
                                                                                                           ---------
                                                                                                             821,625

         MANUFACTURING - 11.3%
 30,000  Astro-Med, Inc. - Specialty high-speed printers...............................................      255,000
100,000  Astrotech International Corp. - Storage tanks for oil, paper and agricultural industries (a)..      575,000
335,000  Consep, Inc. - Produces environmentally safe pest control products (a)........................    1,005,000
200,000  Dynamic Materials Corporation - Produces chemical processing materials (a)(b).................    1,875,000
200,000  Friedman Industries, Inc. - Processes and distributes steel products to manufacturers.........    1,150,000
525,000  Hyde Athletic Industries, Inc. (Class B) - Athletic shoes and outdoor recreational products (a)   2,690,625
110,000  K-Tron International Inc - Gravimetric feeders and blenders and other process control equip (a)   1,127,500
 18,400  Koss Corporation - Designs and mfrs headphones, speakers and related products (a).............      124,200
220,000  Northwest Pipe Company - Welded steel pipe for water transmission (a).........................    3,575,000
200,000  Oregon Steel Mills, Inc. - Produces a variety of specialty and commodity steel products.......    3,350,000
200,000  Portec, Inc. - Produces railroad, construction and materials handling equipment...............    1,975,000
200,000  Shelter Components Corporation - Distributes products to housing and RV industries............    2,450,000
300,000  Shiloh Industries, Inc. - Steel processor supplying automotive and other industries (a).......    4,875,000
290,000  Speizman Industries, Inc. - Sells hosiery and knitting manufacturing equipment (a)(b).........    1,721,875
300,000  Winsloew Furniture, Inc. - Designs, distributes and manufactures casual furniture (a).........    2,925,000
                                                                                                         -----------
                                                                                                          29,674,200

                      HEARTLAND SMALL CAP CONTRARIAN FUND
              SCHEDULE OF INVESTMENTS [CONT'D] - DECEMBER 31, 1996




-----------------------------------------------------------------------------------------------------------------------------
   SHARES  COMMON STOCKS 86.4% - [CONT'D]                                                                        VALUE
-----------------------------------------------------------------------------------------------------------------------------
           MARKETING/CORP SERVICES - 3.0%
  313,500  Business Resource Group - Workspace services and products in northern California (a)(b) ............  $  1,645,875
  195,000  Globe Business Resources, Inc. - Rents and sells office and residential furniture (a) ..............     1,998,750
1,000,000  Luminart, Inc. - Provides visual effects enhancements (a)(b) .......................................       751,600
  200,000  Personnel Management, Inc. - Temporary service in Midwest and Southeast (a)(b) .....................     1,700,000
  100,000  PIA Merchandising Services, Inc. - Supplier of regularly scheduled routed merchandising services (a)     1,050,000
  100,000  RCM Technologies, Inc. - Temporary and full-time professional services (a)  ........................       875,000
                                                                                                                 ------------
                                                                                                                    8,021,225

           MEDICAL PRODUCTS - 7.1%
  500,000  Autonomous Technologies Corp. - Excimer laser instruments for laser vision correction (a)(b) .......     2,000,000
  500,000  Bio-Vascular, Inc. - Markets biosynthetic-based medical products (a)(b)  ...........................     3,312,500
  175,000  Isomedix, Inc. - Irradiation services to manufacturers of medical supplies (a) .....................     2,275,000
  250,000  Life Medical Sciences, Inc. - Develops medical products using tissue culturing technology (a) ......     1,656,250
  200,000  Moore Medical Corporation - Pharmaceutical and medical products distributor (a)(b) .................     2,050,000
  231,105  New Brunswick Scientific, Inc. - Manufactures and markets biotechnology equipment (a)(b) ...........     1,617,735
1,000,000  Orthologic Corporation - Proprietary, technologically advanced orthopedic devices (a) ..............     5,625,000
                                                                                                                 ------------
                                                                                                                   18,536,485
           REITS - 2.5%
  500,000  Equity Inns Inc. - Equity interests in hotels in 26 states .........................................     6,500,000

           RETAIL - 8.0%
  505,000  Allou Health and Beauty, Inc. (Class A) - Health and beauty products (a)(b) ........................     3,377,188
  433,000  Catherines Stores Corporation - Specialty apparel retailer of women's clothing (a)(b) ..............     2,381,500
  400,000  Chico's Fas, Inc. - Operates retail women's clothing stores (a)(b) .................................     1,700,000
  115,100  Coast Distribution System - Recreational vehicle accessories and marine parts (a) ..................       417,238
  325,000  Crown Books Corporation - 247 retail book stores offering discount prices (a)(b) ...................     3,818,750
   40,000  Dart Group Corporation (Class A) - Automotive parts stores, bookstores and grocery stores ..........     3,720,000
  300,000  Fred's, Inc. (Class A) - Operates 188 discount general merchandise stores ..........................     2,587,500
  700,000  Harmony Brook, Inc. - Water filtering equipment developer, mfr, distributor, operator (a)(b) .......       393,750
  400,000  Little Switzerland, Inc. - Retailer in the Caribbean Islands (a) ...................................     1,825,000
  263,300  Strouds, Inc. - Specialty retailer of home textile products (a) ....................................       855,725
                                                                                                                 ------------
                                                                                                                   21,076,651

           TECHNOLOGY - 6.5%
  400,000  Boca Research, Inc. - Manufactures computer enhancement products (a) ...............................     4,150,000
1,065,600  Compression Labs, Inc. - Markets and produces visual communications systems (a)(b) .................     4,062,600
   75,000  Diehl Graphsoft, Inc. - Develops and publishes computer software products (a) ......................       515,625
  343,500  Jaco Electronics, Inc. - Distributes electronic components and subsystems (a)(b) ...................     2,919,750
  264,800  M-Wave, Inc. - Manufactures microwave circuit boards (a)(b) ........................................       662,000
  600,000  PolyVision Corporation - Manufactures visual display and interior design products (a)(b) ...........       450,000
  100,000  Reptron Electronics, Inc. - Provides contract manufacturing services for electronic products (a) ...     2,062,500
  300,000  UniComp, Inc. - Develops computer payment processing software (a)(b) ...............................     2,325,000
                                                                                                                 ------------
                                                                                                                   17,147,475

           TRANSPORTATION - 0.3%
   50,000  Airnet Systems, Inc. - Air transportation network for time-critical shipment deliveries (a) ........       737,500
                                                                                                                 ------------
           TOTAL COMMON STOCKS (Cost $215,495,302) ............................................................  $227,216,862

-----------------------------------------------------------------------------------------------------------------------------
   SHARES  PREFERRED STOCKS - 1.8%                                                                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------

           CONSUMER PRODUCTS - 1.1%
   22,500  Drypers Corp. 7.5% Senior convertible cumulative - Manufactures and markets disposable baby diapers (b)(d) .........................................................  $  2,934,783

           MANUFACTURING - 0.7%
  690,000  Excelsior-Henderson Motorcycle Mfg. Co. Series A convertible -
               American manufacturer of motorcycles (a)(b)(d) .................................................     1,725,000
                                                                                                                 ------------
           TOTAL PREFERRED STOCKS (Cost $3,975,000) ............................................................  $  4,659,783

                      HEARTLAND SMALL CAP CONTRARIAN FUND
              SCHEDULE OF INVESTMENTS [CONT'D] - DECEMBER 31, 1996

--------------------------------------------------------------------------------------------------------------------------
   PAR
 AMOUNT      SHORT-TERM INVESTMENTS - 5.7%                                  COUPON           MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
             U. S. TREASURY SECURITIES - 5.2%
$14,000,000  U. S. Treasury Bill (c) ....................................   0.000%          04/17/1997      $   13,793,360

             VARIABLE RATE DEMAND NOTES (+) - 0.5%
  1,320,000  Warner-Lambert Company .....................................   5.479           03/18/1997           1,320,000
                                                                                                            --------------
             TOTAL SHORT-TERM INVESTMENTS (Cost $15,113,360) .........................................      $   15,113,360

             TOTAL INVESTMENTS - (Cost $234,583,662) ...   93.9%                                            $  246,990,005
             Cash and receivables, less liabilities ....    6.1%                                            $   16,021,391
                                                          ------                                            --------------
             TOTAL NET ASSETS ..........................  100.0%                                            $  263,011,396
                                                          ======                                            ==============

--------------------------------------------------------------------------------------------------------------------------
     SHARES  SHORT SALES - (6.9)%                                                                                 VALUE
--------------------------------------------------------------------------------------------------------------------------
     20,000  3Com Corporation - Designs, produces and mkts global data networking solutions (a) ......      $    1,467,500
     10,000  Alydaar Software Corporation - Translates old computer language to newer language (a) ...             120,000
     50,000  BMC Industries, Inc. - Manufactures precision imaged and optical products (a) ...........           1,575,000
     30,000  Cisco Systems, Inc. - Develops, mfrs, mkts and supports internetworking systems (a) .....           1,908,750
    100,000  Dollar Tree Stores, Inc. - Operates 400 discount variety stores in 20 states (a) ........           3,825,000
    120,000  Drypers Corporation - Manufactures and markets disposable baby diapers (a) ..............             450,000
    100,000  Employee Solutions, Inc. - Provides lease staffing (a) ..................................           2,050,000
    100,000  Gentex Corporation - Manufactures rearview mirrors and fire protection equipment (a) ....           2,012,500
     50,000  Liposome Company, Inc. - Develops lipid and liposome-based pharmaceuticals (a) ..........             956,250
     75,000  Pentair Inc. - Manufactures enclosures for various types of equipment ...................           2,418,750
     35,000  Silicon Gaming, Inc. - Designs and develops interactive slot machines ...................             564,375
     20,000  Sykes Enterprises, Inc - Provides technology outsourcing services (a). ..................             750,000
                                                                                                            --------------
             TOTAL SHORT SALES (Proceeds $16,004,793) ................................................      $   18,098,125
                                                                                                            ==============


(a) Non-income producing security.
(b) Affiliated company. See Note 7 in Notes to Financial Statements.
(c) Security committed as collateral for short sales. See Note 2(f) in Notes to Financial Statements.
(d) Restricted Security. See Note 2(g) in Notes to Financial Statements.
(+) Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of December 31, 1996.

The accompanying Notes to Financial Statements are an integral part of this Schedule.

                     HEARTLAND SMALL CAP CONTRARIAN FUND
           STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1996
-------------------------------------------------------------------------------

ASSETS:
    Investments in securities, at value (Cost $234,583,662) ......................... $246,990,005
    Cash ............................................................................       40,977
    Receivable from investments sold short ..........................................   30,926,347
    Deposits with brokers for investments sold short ................................    4,012,680
    Receivable from fund shares sold ................................................    1,073,870
    Accrued dividends and interest ..................................................      182,483
    Deferred organization expense ...................................................       32,869
                                                                                      ------------
        Total Assets ................................................................  283,259,231
                                                                                      ------------
LIABILITIES:
    Securities sold short, at value (Proceeds $16,004,793) ..........................   18,098,125
    Payable for investments purchased ...............................................    1,618,910
    Payable for fund shares redeemed ................................................      280,538
    Distributions payable ...........................................................        9,597
    Payable to Advisor for management fee ...........................................      164,906
    Payable to Advisor for deferred organization expense ............................       32,869
    Accrued expenses ................................................................       42,890
                                                                                      ------------
        Total Liabilities ...........................................................   20,247,835
                                                                                      ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES
    ($.001 par value, 100,000,000 shares authorized, 19,623,261 shares outstanding).. $263,011,396
                                                                                      ============
NET ASSET VALUE PER SHARE ........................................................... $      13.40
                                                                                      ============


                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1996
-------------------------------------------------------------------------------

INVESTMENT INCOME:
    Interest ......................................................................  $  1,981,319
    Dividends .....................................................................       999,936
                                                                                     ------------
        Total investment income ...................................................     2,981,255
                                                                                     ------------
EXPENSES:
    Management fees ...............................................................     1,448,964
    Distribution fees .............................................................       482,988
    Transfer agent fees ...........................................................       335,584
    Registration fees .............................................................        72,907
    Postage .......................................................................        57,318
    Custodian fees ................................................................        53,044
    Printing and communications ...................................................        36,755
    Legal fees ....................................................................        14,657
    Audit fees ....................................................................        10,365
    Amortization of organization expenses .........................................         9,861
    Directors' fees ...............................................................         4,725
    Other operating expenses ......................................................        78,503
                                                                                     ------------
        Total expenses ............................................................     2,605,671
                                                                                     ------------
    NET INVESTMENT INCOME .........................................................       375,584
                                                                                     ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
    Net realized gains (losses) on:
        Long sales  ...............................................................    15,620,852
        Short sales  ..............................................................      (292,511)
        Futures contract ..........................................................    (4,292,594)
    Net increase in unrealized appreciation on investments ........................    11,875,878
                                                                                     ------------
    TOTAL REALIZED AND UNREALIZED GAINS ON INVESTMENTS ............................    22,911,625
                                                                                     ------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................  $ 23,287,209
                                                                                     ============


The accompanying Notes to Financial Statements are an integral part of these Statements.

                      HEARTLAND SMALL CAP CONTRARIAN FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                      FOR THE      APRIL 27, 1995
                                                                                    YEAR ENDED     (COMMENCEMENT
                                                                                   DECEMBER 31,    OF OPERATIONS)
                                                                                       1996       TO DEC. 31, 1995
                                                                                   ------------   ----------------
OPERATIONS:
    Net investment income ........................................................ $    375,584      $    238,523
    Net realized gains on investments ............................................   11,035,747         1,801,126
    Net increase in unrealized appreciation on investments .......................   11,875,878         1,027,647
                                                                                   ------------      ------------
       Net increase in net assets resulting from operations  .....................   23,287,209         3,067,296
                                                                                   ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income ........................................................     (375,584)         (238,523)
    Net realized gains on investments ............................................  (11,035,749)       (1,801,125)
                                                                                   ------------      ------------
       Total distributions to shareholders .......................................  (11,411,333)       (2,039,648)
                                                                                   ------------      ------------
FUND SHARE ACTIVITIES:
    Proceeds from shares issued (18,340,944 and 7,979,895 shares, respectively)...  245,828,468        92,981,836
    Reinvested dividends from net investment income and distributions from net
       realized gains on investments (743,593 and 165,607 shares, respectively)...    9,882,164         1,950,847
    Cost of shares redeemed (6,717,525 and 889,253 shares, respectively) .........  (90,123,683)      (10,411,760)
                                                                                   ------------      ------------
       Net increase in net assets derived from Fund share activities .............  165,586,949        84,520,923
                                                                                   ------------      ------------
TOTAL INCREASE IN NET ASSETS .....................................................  177,462,825        85,548,571
NET ASSETS AT THE BEGINNING OF THE PERIOD ........................................   85,548,571               ---
                                                                                   ------------      ------------
NET ASSETS AT THE END OF THE PERIOD .............................................. $263,011,396      $ 85,548,571
                                                                                   ============      ============


                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                                   FOR THE
                                                                                  YEAR ENDED    APRIL 27, 1995(1)
                                                                                 DECEMBER 31,        THROUGH
                                                                                     1996         DEC. 31, 1995
                                                                                 ------------   -----------------
SELECTED PER SHARE DATA
Net asset value, beginning of period ..........................................  $      11.79      $      10.00
Income from investment operations:
    Net investment income .....................................................          0.02              0.03
    Net realized and unrealized gains on investments ..........................          2.20              2.05
                                                                                 ------------      ------------
       Total income from investment operations ................................          2.22              2.08
Less distributions from:
    Net investment income .....................................................         (0.02)            (0.03)
    Net realized gains on investments .........................................         (0.59)            (0.26)
                                                                                 ------------      ------------
       Total distributions ....................................................         (0.61)            (0.29)
Net asset value, end of period  ...............................................  $      13.40      $      11.79
                                                                                 ============      ============

TOTAL RETURN ..................................................................         18.9%             20.8% (2)
RATIOS AND SUPPLEMENTAL DATA
    Net assets, end of period (in thousands) ..................................  $    263,011      $     85,549
    Ratio of expenses to average net assets ...................................         1.30%             1.44% (3)
    Ratio of net investment income to average net assets ......................         0.19%             1.01% (3)
    Portfolio turnover rate ...................................................           57%               45%
    Average commission per share(4) ...........................................  $     0.0464               N/A

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Disclosure of average commission per share was not required prior to the year ended December 31, 1996.

The accompanying Notes to Financial Statements are an integral part of these Statements.
                                      27

                              HEARTLAND VALUE FUND
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 1996

---------------------------------------------------------------------------------------------------------------------------------
  SHARES    COMMON STOCKS - 86.4%                                                                                      VALUE
---------------------------------------------------------------------------------------------------------------------------------
            AEROSPACE - 1.8%
  300,000   Aeroflex, Inc. - Designs electrical and magnetic products for defense contractors (a) .................. $  1,425,000
  600,000   ECC International Corporation - Produces flight simulators and vending machines (a)(b) .................    4,950,000
  354,000   FLIR Systems, Inc. - Mfrs thermal imaging systems that detect infrared radiation (a)(b) ................    4,867,500
  500,000   Mercury Air Group, Inc. - Ground support services to commercial airlines and US military (b) ...........    3,562,500
  194,000   Sifco Industries, Inc. - Produces forgings for the aerospace, auto and defense industries ..............    2,012,750
1,000,000   UNC, Inc. - Manufactures engine and airframe parts (a)(b) ..............................................   12,000,000
                                                                                                                     ------------
                                                                                                                       28,817,750

            AUTOMOTIVE - 2.3%
  850,100   The Cherry Corporation (Class A) - Mfrs switches and semiconductor products (a)(b) .....................   13,601,600
  400,000   Starcraft Corporation - Converter of vans, sport utility vehicles and trucks (a)(b) ....................    1,500,000
  500,000   Strattec Security Corporation - Develops, mfrs and mkts automotive locks (a)(b) ........................    9,125,000
  399,000   Wescast Industries, Inc. (Class A) - Supplies exhaust manifolds to "big three" automakers ..............    9,382,724
  500,000   Winnebago Industries, Inc. - Manufactures recreational vehicles ........................................    3,625,000
                                                                                                                     ------------
                                                                                                                       37,234,324

            BANKS AND SAVINGS & LOANS - 7.4%
  110,000   Alabama National Bancorporation - Alabama bank expanding through acquisitions ..........................    1,952,500
   50,000   Banknorth Group, Inc. - Operates 44 banking offices throughout New England .............................    2,075,000
  220,630   Beverly Bancorporation - Community bank serving southwest Chicago ......................................    3,985,129
  100,000   California State Bank - 14 banking branches in Orange County ...........................................    1,737,500
  100,000   Calumet Bancorp, Inc. - Chicago thrift that generates residential mortgages in several states (a).......    3,325,000
  200,000   Commercial Federal Corporation - S & L serving Nebraska, Colorado, Kansas and Oklahoma .................    9,600,000
  400,000   D & N Financial Corporation - Operates full service branches in central and northern MI (a)(b) .........    6,700,000
  110,500   Eagle Financial Corporation - Savings bank operating 24 offices in Connecticut .........................    3,370,250
  204,500   First Federal Bancshares of Eau Claire, Inc. - Operates 13 retail banking offices in central Wisconsin..    3,732,125
  783,125   First Financial Corporation - Serves WI and southern IL from approximately 124 locations ...............   19,186,562
  141,750   Franklin Bank National Association - Business bank serving suburbs of Detroit, MI ......................    1,665,563
  100,000   GA Financial, Inc. - S & L in Pittsburgh area involved primarily in mortgage lending ...................    1,512,500
   55,000   Hallmark Capital Corporation - One bank holding company in West Allis, WI (a) ..........................      976,250
  250,000   HMN Financial, Inc. - Thrift serving Rochester, MN market (a)(b) .......................................    4,531,250
  193,500   Home Federal Bancorp - Provides banking services to portions of southeastern IN (b) ....................    4,982,625
  400,000   MAF Bancorp, Inc. - Market share leader in Dupage County, IL ...........................................   13,900,000
  100,000   Massbank Corporation - Serves customers in the Middlesex County area in eastern MA .....................    3,812,500
   90,000   Northwest Equity Corporation - WI holding company for Northwest Savings Bank (b) .......................    1,091,250
   67,800   Pinnacle Bancshares, Inc. - Operates five branches in central and SE Alabama (b)  ......................    1,178,025
  224,000   Redwood Empire Bancorp - Holding company for banks and thrifts located in northern CA (a) ..............    2,576,000
   35,800   SJNB Financial Corporation - General commercial banking services in Silicon Valley .....................      675,725
  100,000   St. Francis Capital Corporation - Wisconsin holding company for St. Francis State Bank .................    2,600,000
   81,600   State Financial Services Corporation (Class A) - Milwaukee area bank holding company ...................    1,632,000
  275,000   Sterling Financial Corp. - Multi-branch savings bank serving WA and communities in OR (a)(b) ...........    3,884,375
  176,775   Transworld Bancorp - 11 branch commercial bank in northern suburbs of Los Angeles (a)(b) ...............    3,115,659
  129,200   United Federal Savings Bank - Commercial banking services to customers in North Carolina ...............    1,098,200
  154,930   United Security Bancorp - Banking services through eight branches located in eastern WA (a) ............    2,323,950
  264,000   Virginia First Financial Corporation - Banking and mortgage services throughout VA .....................    3,366,000
  113,499   Washington Federal, Inc. - Operates 93 branch offices in western U.S. ..................................    3,007,723
  100,000   Webster Financial Corporation - Third largest bank in CT ...............................................    3,675,000
  138,000   Westerfed Financial Corporation - Thrift holding company in Montana ....................................    2,518,500
                                                                                                                     ------------
                                                                                                                      119,787,161

            COMMUNICATION/SECURITY - 3.3%
  410,100   Children's Broadcasting Corporation - Provides radio programming for children (a)(b) ...................    1,896,712
  500,000   Cobra Electronics Corp. - Dsgns/mkts communication and audio electronic products (a)(b) ................    1,687,500
  650,000   Comdial Corporation - Mfrs business communication systems (a)(b) .......................................    4,062,500
  233,700   Datron Systems, Inc. - Produces satellite communication terminals (a)(b) ...............................    1,869,600
  750,000   First Alert, Inc. - Mfrs smoke detectors, fire extinguishers and home safety products (a) ..............    2,531,250
2,990,000   Interdigital Communications Corporation - Mkts digital radio telephone systems (a)(b) ..................   17,192,500
  552,000   Norstan, Inc. - Distributes and services private telephone systems (a)(b) ..............................    9,936,000
1,396,000   Peoples Telephone Co., Inc. - Mkts, operates and services privately-owned pay telephones (a)(b) ........    4,449,750

                              HEARTLAND VALUE FUND
              SCHEDULE OF INVESTMENTS [CONT'D] - DECEMBER 31, 1996


------------------------------------------------------------------------------------------------------------------------------
 SHARES    COMMON STOCKS - 86.4% [CONT'D]                                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------
           COMMUNICATION/SECURITY - 3.3% [CONT'D.]
  200,000  Superior Telecom, Inc. - Mfrs copper wire and cable products for telecommunications (a) .............  $  4,075,000
  289,000  Total-Tel USA Communications, Inc. - A discount long distance telephone company (a)(b) ..............     5,418,750
                                                                                                                  ------------
                                                                                                                    53,119,562

           CONSTRUCTION/HOUSING - 4.4%
  500,000  American Buildings Company - Constructs and sells pre-engineered metal buildings (a)(b) .............    11,937,500
  400,000  Cameron Ashley Building Products - Distributor of building products to independent dealers (a) ......     5,600,000
  250,000  Castle & Cooke, Inc. - Hawaiian home builder with substantial land holdings (a) .....................     3,968,750
  200,000  Crossmann Communities, Inc. - Builds single family homes in Indiana (a) .............................     3,400,000
  581,500  Engle Homes, Inc. - Florida home builder and developer (b) ..........................................     4,942,750
  590,000  The Fortress Group, Inc. - Home builder in NC, NV, CO and TX (a)(b) .................................     3,540,000
  750,000  MDC Holdings, Inc. - Constructs and sells residential housing .......................................     6,468,750
  300,000  MYR Group, Inc. - Transmission systems for electric utilities (b) ...................................     3,862,500
  750,000  Morgan Products, Ltd. - Mfrs and distributes specialty building products (a)(b) .....................     5,531,250
  312,000  Patrick Industries, Inc. - Wholesale distributor of building products and materials (b) .............     4,719,000
  316,000  Rottlund Company, Inc. - Minneapolis based single family home builder (a)(b) ........................     1,560,250
  340,000  Schult Homes Corporation - Designs and builds manufactured homes (b) ................................     7,990,000
  860,000  URS Corporation - Provides architectural and engineering services to governments (a)(b) .............     7,740,000
                                                                                                                  ------------
                                                                                                                    71,260,750

           EDUCATION - 0.0%
  405,000  American Educational Products, Inc. - Sells educational materials to teachers and schools (a)(b) ....       392,364

           ENERGY & NATURAL RESOURCES - 9.9%
  500,000  3-D Geophysical, Inc. - Three-dimensional seismic data-acquisition service (a)(b) ...................     4,500,000
  243,600  Abraxas Petroleum Corp. - Oil producer primarily in the Rockies and the Permian Basin, TX (a) .......     2,405,551
  208,000  Alamco, Inc. - Produces oil and gas in the Appalachian Basin (a) ....................................     2,340,000
  500,000  American Oilfield Divers, Inc. - Undersea construction/repair for oil and gas (a)(b) ................     5,937,500
  800,000  Box Energy Corporation (Class B) - Oil and gas exploration and production company (a) ...............     7,300,000
1,000,000  CHC Helicopter Corp. (Class A) - Air transport to forestry, petroleum and construction (a)(b) .......     4,250,000
  225,000  Chieftain International, Inc. - Explr./dev./produces oil and natural gas in the Gulf of Mexico (a)...     5,850,000
  500,000  Clayton Williams Energy, Inc. - Acquires, explores and produces oil and natural gas in TX (a)(b) ....     8,687,500
  299,000  Dreco Energy Services, Ltd. (Class A) - Mfrs/mkts/rents downhole machines and equipment (a) .........    10,950,875
  560,000  Evergreen Resources, Inc. - Gas exploration, dev and production, primarily in CO (a)(b) .............     4,620,000
  300,000  Forasol-Foramer NV - Semi-submersible operator in W. Africa and S. America (a) ......................     5,887,500
1,560,000  Forest Oil Corporation - Explrs/produces oil/gas in Gulf of Mexico and Canada (a)(b) ................    27,495,000
  100,000  Hallwood Consolidated Resources Group - Owns interest in 2,000 oil and gas wells (a)(b) .............     6,950,000
  200,000  Howell Corp. - Explores, produces and refines oil/natural gas and processes chemicals ...............     2,950,000
  500,000  Ico, Inc. - Services sucker rods for the petroleum industry .........................................     3,062,500
  156,549  Mining Services International Corp. - Develops explosive chemicals for the mining industry ..........     1,917,725
  200,000  Offshore Logistics, Inc. - Transportation services to offshore oil exploration companies (a) ........     3,875,000
   15,700  Pool Energy Services Company - Maintenance and overhauls to oil wells (a) ...........................       241,389
  460,000  St. Mary Land & Exploration Co. - Diversified oil and gas in North America and Russia (b) ...........    11,442,500
  200,000  Snyder Oil Corporation - Acquires, produces and develops domestic oil and gas properties ............     3,475,000
2,550,000  Stampeder Exploration Ltd. - Explrs, dev and produces oil and gas in Alberta/Saskatchewan (a) .......    14,343,750
1,400,000  Tesoro Petroleum Corporation - Refines, mkts and transports crude oil products (a)(b) ...............    19,600,000
  418,400  Tipperary Corp. - Explores, develops and produces oil and gas primarily in Australia (a) ............     1,935,100
  100,000  TPC Corporation - Natural gas gathering and transmission systems (a) ................................       900,000
                                                                                                                  ------------
                                                                                                                   160,916,890

           ENVIRONMENTAL SERVICES - 1.5%
3,800,000  Allwaste, Inc. - Industrial waste handling, processing and transportation (a)(b) ....................    19,475,000
  372,700  GZA GeoEnvironmental Technologies, Inc. - Environmental consulting services (a)(b) ..................     1,257,863
  723,500  Vectra Technologies, Inc. - Provides products/services to nuclear facilities worldwide (a)(b) .......     1,447,000
  550,000  Weston Roy F., Inc. (Class A) - Consulting, engineering and project mgt services (a)(b) .............     1,925,000
                                                                                                                  ------------
                                                                                                                    24,104,863

                              HEARTLAND VALUE FUND
              SCHEDULE OF INVESTMENTS [CONT'D] - DECEMBER 31, 1996


------------------------------------------------------------------------------------------------------------------------------
 SHARES  COMMON STOCKS - 86.4% [CONT'D]                                                                            VALUE
------------------------------------------------------------------------------------------------------------------------------
           FINANCIAL SERVICES - 4.5%
  322,100  Advest Group, Inc. - Brokerage, trading, investment banking, leasing/asset mgt (a) .................... $   3,462,575
  200,000  Atalanta/Sosnoff Capital Corp. - Provides investment management services ..............................     1,750,000
  200,000  Capital Factors Holdings, Inc. - Provides receivable-based commercial financing (a) ...................     2,500,000
  765,339  Cash America International, Inc. - Pawnshops located throughout the U.S., England and Sweden ..........     6,505,382
  350,000  Eaton Vance Corporation - Advisor to mutual funds .....................................................    16,668,750
  532,300  EZCorp, Inc. (Class A) - Operates pawn shops in southern U.S. (a) .....................................     3,393,413
  300,000  Inter-Regional Financial Group, Inc. - Full-service securities broker operating through 83 offices ....    10,575,000
  222,704  Kinnard Investments, Inc. - Minnesota based brokerage and investment banking firm (a) .................     1,280,549
  580,000  Phoenix Duff & Phelps Corp. - Investment manager for mutual funds and institutional investors .........     4,132,500
  500,000  Raymond James Financial, Inc. - Brokerage, investment banking and financial planning ..................    15,062,500
  210,000  Stifel Financial Corporation - Securities brokerage with 64 offices located in central U.S. ...........     1,837,500
   99,600  Student Loan Corporation - Originates, holds and services guaranteed student loans ....................     3,710,100
  400,000  Sunrise Resources, Inc. - Leasing of new/used electronic data processing equipment (a)(b) .............     1,350,000
  110,000  Willis Lease Finance Corporation - Operating leases of spare commercial aircraft engines (a) ..........     1,416,250
                                                                                                                     -----------
                                                                                                                      73,644,519
           FOOD & BEVERAGE - 1.9%
  344,000  Eskimo Pie Corporation - Broad range of frozen novelty food items (b) .................................     3,827,000
  350,000  Grist Mill Company - Cereal, snack and confectionery products (a)(b) ..................................     2,056,250
   50,500  Hanover Foods Corp. (Class A) - Produces and mkts prepared foods (a)(b) ...............................     1,666,500
  172,700  International Dairy Queen, Inc. (Class A) - Operator of approx. 6,000 fast food restaurants (a) .......     3,454,000
  700,000  North Star Universal, Inc. - Holding co. w/interest in Michael Foods and Corvel Corp. (a)(b) ..........     5,687,500
  640,000  Stokely USA, Inc. - A leading domestic producer of canned vegetables (a)(b) ...........................       800,000
  421,000  Thorn Apple Valley, Inc. - Slaughters hogs; packages meat and poultry products (a)(b) .................     5,578,250
  300,000  Timber Lodge Steakhouse, Inc. - Owns restaurants in the Minneapolis/St. Paul area (a)(b) ..............     1,012,500
  490,000  Todhunter International, Inc. - Citrus-based brandy, distilled spirits and fortified wine (a)(b) ......     4,226,250
  222,600  Vicorp Restaurants, Inc. - Operates "Bakers Square" and "Village Inn" restaurants (a) .................     2,949,450
                                                                                                                     -----------
                                                                                                                      31,257,700
           HEALTH CARE SERVICES - 11.5%
  308,900  Caretenders Health Corp. - Home nursing and rehabilitative services (a)(b) ............................     1,698,950
2,000,000  Coastal Physicians Group, Inc. - Medical group mgt services throughout the U.S. (a)(b) ................     7,000,000
1,042,000  Grancare, Inc. - Operates 80 long-term health care facilities (a) .....................................    18,625,750
  275,000  Health Power, Inc. - Managed health care holding company (a)(b) .......................................       756,250
  620,000  Hospital Staffing Services, Inc. - Interim duty medical staff to hospitals (a)(b) .....................     1,550,000
3,150,000  ICN Pharmaceuticals, Inc. - Manufactures and markets a broad range of drugs (b) .......................    61,818,750
  531,300  Integrated Health Services, Inc. - 192 facilities providing rehabilitation/pharmacy services ..........    12,950,438
1,133,000  Maxicare Health Plans, Inc. - Diversified medical products manufacturer and supplier (a)(b) ...........    25,209,250
  186,666  Meadowbrook Rehabilitation Group, Inc. (Class A) - Provides rehabilitation services (a)(b) ............       326,666
  520,000  Ramsay Health Care, Inc. - One of the largest psychiatric services companies (a)(b) ...................     1,527,500
  250,000  Ramsay Managed Health Care, Inc. - Managed behavioral health services (a) .............................       140,625
  500,000  Regency Health Services, Inc. - Operator of California health care facilities (a) .....................     4,812,500
1,000,000  RightCHOICE Managed Care, Inc. (Class A) - Offers managed health care products and services (a)(b) ....    10,625,000
  224,492  Star Multi Care Services, Inc. - Proprietary and custodial svcs and staffing to hospitals (a)(b) ......     1,346,952
2,413,500  Transitional Hospitals Corp. - Drug therapy, alcoholic rehab and occupational therapy (a)(b) ..........    23,229,937
  600,000  United Wisconsin Services, Inc. - Group health insurance and HMO operator .............................    15,750,000
                                                                                                                     -----------
                                                                                                                     187,368,568
           HOME APPLIANCES - 0.1%
  300,000  Toastmaster, Inc. - U.S. producer of small electrical household appliances ............................     1,125,000

                              HEARTLAND VALUE FUND
              SCHEDULE OF INVESTMENTS [CONT'D] - DECEMBER 31, 1996


-------------------------------------------------------------------------------------------------------------------------------
   SHARES  COMMON STOCKS - 86.4% [CONT'D]                                                                          VALUE
-------------------------------------------------------------------------------------------------------------------------------
           INSURANCE - 8.4%
  300,000  American Eagle Group, Inc. - Property and casualty coverage to aviation/trucking industries ..........  $  1,425,000
  200,000  Amwest Insurance Group, Inc. - Underwrites a variety of surety bonds (b) .............................     2,700,000
  500,000  AmVestors Financial Corporation - Writer of single-premium deferred annuities ........................     7,375,000
  200,000  Capital RE Corporation - Specialty reinsurance esp. mortgage guaranty market .........................     9,325,000
  200,000  CMAC Investment Corporation - Provides private mortgage insurance coverage (b) .......................     7,350,000
  181,200  Delphi Financial Group, Inc. (Class A) - Underwrites life, disability and personal accident ins (a)...     5,345,400
  178,500  FPIC Insurance Group, Inc. - Malpractice ins to doctors and dentists in southeastern U.S. (a) ........     2,409,750
1,020,000  John Alden Financial Corporation - Group health, life insurance and managed care services ............    18,870,000
  353,600  Kaye Group, Inc. - Underwrites property and casualty insurance for small businesses (b) ..............     1,856,400
1,000,000  Life USA Holding Inc. - Writes, sells universal life ins and annuity products in 40 states (a) .......    12,000,000
  220,000  Professionals Insurance Co. Management Group - Liability ins for medical professionals (a)(b) ........     4,840,000
  600,000  Pioneer Financial Services, Inc. - Underwrites health, accident, life and annuities (b) ..............    15,000,000
1,700,000  Presidential Life Corporation - Writes annuities, whole life, universal life and term policies (b)....    20,506,250
  548,100  PXRE Corp. - Reinsurance products w/emphasis on commercial and personal property risk ................    13,565,475
  250,000  RenaissanceRe Holdings Ltd. - Property catastrophe reinsurance .......................................     8,187,500
   71,000  Symons International Group, Inc. - Nonstandard automobile and crop insurance (a) .....................     1,189,250
  500,000  Westbridge Capital Corp. - Underwrites and sells individual accident and health ins (a)(b) ...........     4,875,000
                                                                                                                   ------------
                                                                                                                    136,820,025
           LEISURE - 4.3%
  325,000  Baldwin Piano & Organ Company - Maker of pianos and electric organs (a)(b) ...........................     3,656,250
  669,000  Barefoot, Inc. - Residential lawn care services ......................................................    10,620,375
  150,000  Buckhead America Corporation - Mortgage servicing and hotel mgt services (a)(b) ......................       900,000
  500,000  ERO, Inc. - Children's products marketer featuring popular licensed characters (a) ...................     4,375,000
1,350,000  Grand Casinos, Inc. - Develops/manages land-based and dockside casinos, bingo facilities (a) .........    18,225,000
  856,000  Iwerks Entertainment, Inc. -  Movie-based specialty theaters for out-of-home entertainment (a)(b) ....     4,280,000
  323,900  Johnson Worldwide Associates, Inc. (Class A) - Manufactures recreational products (a) ................     4,291,675
  200,000  La Crosse Footwear, Inc. - Protective, industrial and recreational footwear ..........................     2,150,000
  130,000  Marcus Corporation - Operates restaurants, theaters, hotels and motels ...............................     2,762,500
  125,000  Matthews Int'l. Corp. (Class A) - Dsgns, mfrs and mkts custom-made identity products .................     3,531,250
1,100,000  NTN Comm., Inc. - 24 hour entertainment network programming throughout U.S. (a) ......................     4,193,750
  907,000  Players International, Inc. - Operates casinos in regional mkts (a) ..................................     4,875,125
  200,000  Sholodge, Inc. - Franchiser/operator of Shoney's Inn and Sumner Suites hotels (a) ....................     2,700,000
  400,000  Trimark Holdings, Inc. - Distributor of home videos and feature films (a)(b) .........................     2,100,000
  200,000  West Coast Entertainment Corporation - Operates and franchises video specialty stores (a) ............     1,750,000
                                                                                                                   ------------
                                                                                                                     70,410,925
           MANUFACTURING - 8.3%
1,100,000  Alpine Group, Inc. - Mfrs industrial copper wire, cable and refractory products (a)(b) ...............     7,562,500
  650,000  Arden Industrial Products, Inc. - National distributor of specialty and standard fasteners (a)(b).....     3,168,750
  965,000  Astec Industries, Inc. - Dsgns, mfrs, and mkts asphalt plants, milling and paving equip (a)(b) .......     9,167,500
  100,000  Badger Meter, Inc. - Producer of fluid meters and flow valves (b) ....................................     3,837,500
  182,300  Christiana Companies, Inc. - Constructs and sells pre-engineered metal buildings (a) .................     4,694,225
  300,000  Dakotah, Inc. - Dsgns, mfrs and mkts home fashion furnishings (a)(b) .................................     1,293,750
  692,500  Devlieg-Bullard, Inc. - Precision engineered machine tools (a)(b) ....................................     1,861,094
  300,000  Encore Wire Corporation - Copper wire for commercial and residential uses (a) ........................     5,175,000
  391,500  Gehl Company - Agricultural and construction equipment (a)(b) ........................................     4,257,562
  700,000  General Chemical Group, Inc. - Mfrs and supplies inorganic chemicals .................................    16,537,500
  152,300  Global Industrial Technology, Inc. - Refractory products for iron and steel producers (a) ............     3,369,637
  117,500  Hampshire Group Ltd. - Produces classically-styled fashion sweaters (a) ..............................     1,586,250
  210,000  Johnstown America Industries - Mfrs railroad freight cars and heavy truck components (a) .............       918,750
  450,000  Kentucky Electric Steel Company, Inc. - Owns and operates a mini steel mill (a)(b) ...................     2,587,500
  318,300  Martin Industries, Inc. - Gas space heaters, gas logs, fireplaces and metal office furniture .........     2,307,675
  300,000  MFRI, Inc. - Manufacturer and marketer of filter bags, related parts and accessories (a)(b) ..........     2,381,250
  162,200  Mosinee Paper Corporation - Industrial specialty and tissue paper products producer ..................     5,758,100
  153,400  Penn Engineering & Manufacturing Corporation - Mfrs self-clinching fasteners .........................     3,144,700
  126,000  Pfeiffer Vacuum Technology (ADR) - Mfrs turbomolecular vacuum pumps (a) ..............................     2,268,000
  600,000  Powell Industries, Inc. - Dsgns/mfrs/sells electrical power generation products (a)(b) ...............     8,325,000

                              HEARTLAND VALUE FUND
              SCHEDULE OF INVESTMENTS [CONT'D] - DECEMBER 31, 1996


------------------------------------------------------------------------------------------------------------------------------
 SHARES    COMMON STOCKS - 86.4% [CONT'D]                                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------
           MANUFACTURING - 8.3% [cont'd.]
  138,500  Reliance Steel & Aluminum Co. - Full-line distributor and processor of steel and aluminum ............ $  4,847,500
  300,000  Republic Group, Inc. - Gypsum wallboard and paperboard ...............................................    4,687,500
  185,500  Rexworks, Inc. - Mfrs and sells concrete and waste mgt equipment (a)(b) ..............................      452,156
  200,000  Schnitzer Steel Ind., Inc. (Class A) - Collects and recycles steel scrap, operates steel mini-mill ...    5,125,000
  400,000  Spartech Corporation - Producer of single and multi-layer plastic sheet ..............................    4,450,000
  250,000  Specialty Paperboard, Inc. - Supplier of heavyweight pressboard for office supplies (a)(b) ...........    5,000,000
  590,000  Steel of West Virginia, Inc. - Operates a steel mini-mill in Huntington, West Virginia (a)(b) ........    4,425,000
  500,000  Stewart & Stevenson Services, Inc. - Engine-driven power systems .....................................   14,562,500
  219,000  Worldtex, Inc. - Mfrs elastic yarns used in apparel (a) ..............................................    1,943,625
                                                                                                                  ------------
                                                                                                                   135,695,524

           MARKETING/CORP SERVICES - 1.4%
  300,000  Cyrk Int'l., Inc. - Custom-dsgns ads to promote brand names/corporate identities (a) .................    3,900,000
  312,500  LCS Industries, Inc. - Provides computer related direct response marketing services (b) ..............    4,531,250
  300,000  LSI Industries, Inc. - Outdoor, indoor and landscape lighting for commercial/industrial uses .........    3,975,000
  250,000  M/A/R/C, Inc. - Provides market research, database marketing and consulting services (b) .............    5,468,750
  150,000  Norwood Promotional Products, Inc. - Supplies custom promotional products (a) ........................    2,737,500
  457,500  Outlook Group Corporation - Prints sports cards and product packaging materials (a)(b) ...............    2,173,125
                                                                                                                  ------------
                                                                                                                    22,785,625

           MEDICAL PRODUCTS - 4.6%
  503,000  Allied Healthcare Products, Inc. - Mfrs/mkts medical gas and respiratory equip. (b) ..................    3,709,625
  419,800  Collagen Corporation - Develops biomedical devices for the treatment of tissue .......................    7,661,350
  550,000  Conmed Corporation - Electrosurgical systems and ECG electrodes and accessories (a) ..................   11,275,000
  585,100  The Female Health Company - Mfrs chemical and branded consumer health products (a)(b) ................    2,376,968
  275,000  Gish Biomedical, Inc. - Offers devices for use in cardiovascular and orthopedic surgery (a)(b) .......    1,959,375
   96,500  Hauser Chemical Research, Inc. - Chem. processor, extracts/purifies ingredients for drugs (a) ........      566,938
  416,500  Marquette Medical Systems, Inc. (Class A) - Medical electronic monitoring manufacturer (a) ...........    9,215,062
  750,000  Matrix Pharmaceutical, Inc. - Develops new treatments for cancer and skin diseases (a) ...............    4,593,750
  243,700  Medical Graphics Corporation - Computerized diagnostics to detect heart/lung diseases (a)(b) .........    1,279,425
1,200,000  Mednet MPC Corporation - Provides pharmacy benefits mgt and prescription mail service (a) ............      750,000
  457,500  Minntech Corporation - Mfrs medical devices and supplies used in dialysis treatment (b) ..............    5,261,250
  128,150  Nellcor Puritan Bennett, Inc. - Produces medical monitors and diagnostic equipment (a) ...............    2,803,281
  600,000  OEC Medical Systems, Inc. - Mfrs computer based medical instruments (a) ..............................    9,000,000
  550,000  Polymedica Industries, Inc. - Makes polyurethane-based drug delivery systems (a)(b) ..................    2,096,875
  400,000  Rehabilicare, Inc. - Dsgns./mfrs/mkts electromedical rehab and pain mgt products (a)(b) ..............    1,700,000
  500,000  Scios, Inc. - Develops drugs for cardiopulmonary diseases and tissue repair (a) ......................    3,070,300
  540,000  Sullivan Dental Products, Inc. - Consumable dental supplies and equipment to dentists (b) ............    7,087,500
                                                                                                                  ------------
                                                                                                                    74,406,699

           RETAIL - 5.5%
  450,000  Dairy Mart Convenience Stores, Inc. (Class A) - Operates over 800 convenience stores (a)(b) ..........    2,025,000
  800,000  Damark International, Inc. (Class A) - Direct marketer of brand name merchandise (a)(b) ..............    7,600,000
  962,000  Designs, Inc. - 120 specialty stores selling Levi Strauss and Boston Trader apparel (a)(b) ...........    5,411,250
  330,000  Duckwall-ALCO Stores, Inc. - Discount retailer in small towns throughout central US (a)(b) ...........    4,702,500
1,000,000  Gibson Greetings, Inc. - Manufacturer and retailer of greeting cards (a)(b) ..........................   19,625,000
  200,000  Good Guys, Inc. - Consumer electronics retailer in California (a) ....................................    1,300,000
  720,000  Harmony Brook, Inc. - Water filtering equipment developer, mfr, distributor, operator (a)(b) .........      405,000
  403,000  HealthRite, Inc. - Dietary supplements, sports nutrition, personal care products (a)(b) ..............    1,057,875
  345,800  Old America Stores, Inc. - Retailer of framing, floral, craft, decorative accent prod (a)(b) .........    1,858,675
  600,000  Oneita Industries, Inc. - Mfrs high quality blank T-shirts for screenprinting (a)(b) .................    1,050,000
  430,000  Regis Corporation - Operates hair and retail product salons ..........................................    6,987,500
  651,800  Rhodes, Inc. - Retailer of brand-name furniture to middle-income customers (a)(b) ....................    5,051,450
  229,700  Roberds, Inc. - Outlets of home furnishing products (a) ..............................................    1,895,025
1,206,500  Shopko Stores, Inc. - Discount store concentrated in the upper Midwest ...............................   18,097,500
  100,000  Skymall, Inc. - Merchandise to airline passengers through in-flight catalogs (a) .....................      887,500
  500,000  Sports & Recreation, Inc. - 80 "Sports Unlimited" sporting goods superstores (a) .....................    3,875,000
  366,500  Trak Auto Corporation - Retail auto parts stores (a)(b) ..............................................    5,405,875
   40,700  Weyco Group, Inc. - Manufacturer and retailer of quality shoes .......................................    1,638,175
                                                                                                                  ------------
                                                                                                                    88,873,325

                              HEARTLAND VALUE FUND
              SCHEDULE OF INVESTMENTS [CONT'D] - DECEMBER 31, 1996


-------------------------------------------------------------------------------------------------------------------------------
   SHARES  COMMON STOCKS - 86.4% [CONT'D]                                                                        VALUE
-------------------------------------------------------------------------------------------------------------------------------
             TECHNOLOGY - 4.5%
    300,000  Align-Rite International, Inc. - Develops photomasks to produce integrated circuits (a)(b) .......  $    3,300,000
    300,000  Amtech Corporation - Hardware and software for the transportation industries (a) .................       1,982,820
    250,000  BancTec, Inc. - Computerized check processing systems (a) ........................................       5,156,250
    280,000  CSP, Inc. - Manufacturer of array processors to enhance computer speed (a)(b) ....................       2,310,000
    400,000  Computer Products, Inc. - Dsgns and mfrs products for industrial data processing (a) .............       7,800,000
    467,500  C.P. Clare Corporation - Electromagnetic and semiconductor switches and relays (a)(b) ............       4,675,000
    885,000  Digital Biometrics, Inc. - Produces fingerprint recording and identification products (a)(b) .....       1,880,625
    350,000  Effective Mgmt. Systems, Inc. - Dev, mfrs, services integrated business mgt software (a)(b) ......       2,012,500
    300,000  Esterline Technologies Corporation - Aerospace/defense and instrumentation products (a) ..........       7,837,500
    700,000  FSI International, Inc. - Manufacture of semiconductor equipment (a) .............................      10,500,000
    700,000  IEC Electronics Corporation - Complex printed circuit boards and electronic products (a)(b) ......       5,775,000
    144,200  Mizar, Inc. - Computer subsystems used in real-time image processing (a) .........................         702,975
  1,000,000  Netframe Systems, Inc. - Produces specialized systems for local area networks (a)(b) .............       2,562,500
    250,000  Nu Horizons Electronics, Inc. - Distributes memory chips, microprocessors, related prod (a) ......       1,984,375
    237,000  Pacific Scientific Company - Mfrs electrical and safety equipment ................................       2,666,250
    360,000  Peak Technologies Group, Inc. - Bar code data collection equip and systems distributor (a) .......       4,320,000
    562,000  Quixote Corporation - Legal technologies and highway crash barriers (b) ..........................       5,409,250
    500,000  Technology Research Corporation - Control/measurement devices for electric power dist (b) ........       2,250,000
                                                                                                                 --------------
                                                                                                                     73,125,045

             TRANSPORTATION - 0.8%
    600,000  Amtran, Inc. - Provides charter and selective scheduled air services to leisure travelers (a)(b)..       4,200,000
    212,000  Marten Transport, Ltd. - Refrigerated long-haul motor carrier (a)(b) .............................       2,915,000
    264,000  MTL, Inc. - Transports industrial chemicals and bulk food products by tank truck (a)(b) ..........       5,346,000
    500,000  Tower Air, Inc. - Long-haul scheduled and charter passenger air services .........................       1,343,750
                                                                                                                 --------------
                                                                                                                     13,804,750
                                                                                                                 --------------
             TOTAL COMMON STOCKS (Cost $1,136,414,937) ........................................................  $1,404,951,369

-------------------------------------------------------------------------------------------------------------------------------
   SHARES  PREFERRED STOCK - 0.3%                                                                                   VALUE
-------------------------------------------------------------------------------------------------------------------------------

           HOME APPLIANCES - 0.3%
   728,600  Fedders Corp. 6.25% convertible - Room air conditioner manufacturer ...............................  $    4,371,600
                                                                                                                 --------------
            TOTAL PREFERRED STOCK (Cost $2,013,686) ...........................................................  $    4,371,600

-------------------------------------------------------------------------------------------------------------------------------
  PAR
 AMOUNT     CONVERTIBLE BONDS - 0.3%                                        COUPON          MATURITY             VALUE
-------------------------------------------------------------------------------------------------------------------------------
            AEROSPACE - 0.1%
$1,250,000  Mercury Air Group, Inc. - Ground support services
               to commercial airlines and U.S. military (b) ..............  7.750%         02/01/2006            $    1,243,750

            BANKS AND SAVINGS & LOANS - 0.1%
   400,000  Fort Bend Holding Corporation - S & L holding company with
               four retail offices .......................................  8.000          12/01/2005                   449,500
 1,000,000  Professional Bancorp - Five full service offices in
               CA targeting professionals ................................  8.500          03/01/2004                   995,000
                                                                                                                 --------------
                                                                                                                      1,444,500

            HEALTH CARE SERVICES - 0.0%
 1,000,000  ICN Pharmaceuticals, Inc. - Manufactures and markets a broad
                range of drugs ...........................................  8.500          11/15/1999                 1,085,000

            TECHNOLOGY - 0.1%
 1,558,000  Quixote Corporation - Legal technologies and
                highway crash barriers (b) ...............................  8.000          04/15/2011                 1,371,040
                                                                                                                 --------------
            TOTAL CONVERTIBLE BONDS (Cost $4,973,378) .........................................................  $    5,144,290

                              HEARTLAND VALUE FUND
              SCHEDULE OF INVESTMENTS [CONT'D] - DECEMBER 31, 1996



-------------------------------------------------------------------------------------------------------------------------------
   PAR
  AMOUNT        CORPORATE BONDS - 0.4%                                      COUPON      MATURITY               VALUE
-------------------------------------------------------------------------------------------------------------------------------
                CONSTRUCTION/HOUSING - 0.4%
$  6,905,000    Engle Homes, Inc. - Florida home builder and developer..... 11.750%     12/15/2000      $    6,939,525
                                                                                                        --------------
                TOTAL CORPORATE BONDS (Cost $6,623,276) ............................................... $    6,939,525

-------------------------------------------------------------------------------------------------------------------------------
   PAR
  AMOUNT        U.S. GOVERNMENT SECURITIES - 3.0%                           COUPON      MATURITY               VALUE
-------------------------------------------------------------------------------------------------------------------------------
$ 50,000,000    U.S. Treasury Note ........................................  5.875%     08/15/1998      $   49,937,500
                                                                                                        --------------
                TOTAL U.S. GOVERNMENT SECURITIES (Cost $49,824,213) ................................... $   49,937,500

-------------------------------------------------------------------------------------------------------------------------------
   PAR
  AMOUNT        SHORT-TERM INVESTMENTS - 4.8%                               COUPON      MATURITY               VALUE
-------------------------------------------------------------------------------------------------------------------------------
                U.S TREASURY SECURITIES - 4.8%
$ 27,500,000    U.S. Treasury Bill ........................................  0.000%     02/27/1997      $   27,284,055
  50,000,000    U.S. Treasury Note ........................................  6.500%     05/15/1997          50,156,250
                                                                                                        --------------
                                                                                                            77,440,305

                VARIABLE RATE DEMAND NOTES (+) - 0.0%
     362,000    Warner-Lambert Company ....................................  5.479%     03/18/1997             362,000
                                                                                                        --------------
                TOTAL SHORT-TERM INVESTMENTS (Cost $77,780,376) ....................................... $   77,802,305

                TOTAL INVESTMENTS - (Cost $1,277,629,866) .................   95.2%                     $1,549,146,589
                Cash and receivables, less liabilities ....................    4.8%                         77,613,247
                                                                             ------                     --------------
                TOTAL NET ASSETS ..........................................  100.0%                     $1,626,759,836
                                                                             ======                     ==============

(a)  Non-income producing security.
(b)  Affiliated company. See Note 7 in Notes to Financial Statements.
(+) Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of December 31, 1996.

The accompanying Notes to Financial Statements are an integral part of this Schedule.

                              HEARTLAND VALUE FUND
            STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS:
    Investments in securities, at value (Cost $1,277,629,866) .......................  $1,549,146,589
    Receivable from investments sold short ..........................................      79,327,687
    Deposits with brokers for investments sold short ................................       1,533,985
    Receivable from fund shares sold ................................................       1,975,729
    Receivable from options contracts written .......................................         111,328
    Accrued dividends and interest ..................................................       2,879,457
                                                                                       --------------
        Total Assets ................................................................   1,634,974,775
                                                                                       --------------
LIABILITIES:
    Payable for investments purchased ...............................................       3,520,413
    Payable for fund shares redeemed ................................................       1,562,132
    Options contracts written, at value (Premiums $111,328) .........................          12,500
    Payable to custodian ............................................................       1,569,316
    Distributions payable ...........................................................           6,814
    Payable to Advisor for management fee ...........................................       1,027,495
    Accrued expenses ................................................................         516,269
                                                                                       --------------
        Total Liabilities ...........................................................       8,214,939
                                                                                       --------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES
    ($.001 par value, 100,000,000 shares authorized, 51,400,775 shares outstanding)..   1,626,759,836
                                                                                       ==============

NET ASSET VALUE PER SHARE ...........................................................  $        31.65
                                                                                       ==============


                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest ..........................................................................  $   13,667,971
  Dividends .........................................................................       7,545,098
                                                                                       --------------
    Total investment income .........................................................      21,213,069
                                                                                       --------------
EXPENSES:
  Management fees ...................................................................      10,877,255
  Distribution expense ..............................................................       3,625,752
  Transfer agent fees ...............................................................       1,716,119
  Postage ...........................................................................         459,646
  Registration fees .................................................................         367,825
  Custodian fees ....................................................................         298,983
  Printing and communications .......................................................         210,900
  Audit Fees ........................................................................          40,303
  Legal fees ........................................................................          11,686
  Directors' fees ...................................................................           6,578
  Other operating expenses ..........................................................         396,735
                                                                                       --------------
     Total expenses  ................................................................      18,011,782
                                                                                       --------------
  NET INVESTMENT INCOME .............................................................       3,201,287
                                                                                       --------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) on:
     Long sales .....................................................................      98,754,941
     Short sales ....................................................................          (6,037)
     Futures contracts ..............................................................       2,633,917
  Net increase in unrealized appreciation on investments ............................     167,734,490
                                                                                       --------------
  TOTAL REALIZED AND UNREALIZED GAINS ON INVESTMENTS ................................     269,117,311
                                                                                       --------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................  $  272,318,598
                                                                                       ==============


The accompanying Notes to Financial Statements are an integral part of these Statements.
                                      35

                              HEARTLAND VALUE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                            FOR THE YEAR ENDED
                                                                                               DECEMBER 31,
                                                                                          1996             1995
                                                                                     -------------    --------------
OPERATIONS:
   Net investment income.........................................................    $    3,201,287   $    5,278,676
   Net realized gains on investments.............................................       101,382,821       56,744,275
   Net increase in unrealized appreciation on investments........................       167,734,490      135,718,470
                                                                                     --------------   --------------
       Net increase in net assets resulting from operations......................       272,318,598      197,741,421
DISTRIBUTIONS TO SHAREHOLDERS FROM:                                                  --------------   --------------
   Net investment income.........................................................        (3,201,287)      (5,278,676)
   Net realized gains on investments.............................................      (101,601,571)     (56,744,275)
                                                                                     --------------   --------------
       Total distributions to shareholders.......................................      (104,802,858)     (62,022,951)
FUND SHARE ACTIVITIES:                                                               --------------   --------------
   Proceeds from shares issued (15,865,977 and 31,485,987 shares, respectively)..       482,657,821      818,599,002
   Reinvested dividends from net investment income and distributions from net
       realized gains on investments (2,886,369 and 2,044,105 shares, respectively)      90,283,401       56,699,525
   Cost of shares redeemed (9,964,582 and 5,853,677 shares, respectively)........      (304,623,134)    (159,455,377)
                                                                                     --------------   --------------
       Net increase in net assets derived from Fund share activities.............       268,318,088      715,843,150
                                                                                     --------------   --------------
TOTAL INCREASE IN NET ASSETS.....................................................       435,833,828      851,561,620
NET ASSETS AT THE BEGINNING OF THE YEAR..........................................     1,190,926,008      339,364,388
                                                                                     --------------   --------------
NET ASSETS AT THE END OF THE YEAR................................................    $1,626,759,836   $1,190,926,008
                                                                                     ==============   ==============


                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                                        FOR THE YEAR ENDED DECEMBER 31,
                                                                            1996        1995         1994         1993       1992
                                                                            ----        ----         ----         ----       ----
SELECTED PER SHARE DATA
Net asset value, beginning of year.....................................  $   27.95    $   22.72      $ 23.22      $ 20.41   $16.06
Income from investment operations:
   Net investment income (loss)........................................       0.06         0.13        (0.09)       (0.12)   (0.09)
   Net realized and unrealized gains on investments....................       5.78         6.63         0.47         3.95     6.91
                                                                         ---------    ---------      -------      -------   ------
      Total income from investment operations..........................       5.84         6.76         0.38         3.83     6.82
Less distributions from:
   Net investment income...............................................      (0.06)       (0.13)           --           --       --
   Net realized gains on investments...................................      (2.08)       (1.40)       (0.88)       (1.02)   (2.47)
                                                                         ---------    ---------      -------      -------   ------
      Total distributions..............................................      (2.14)       (1.53)       (0.88)       (1.02)   (2.47)
Net asset value, end of year...........................................  $   31.65    $   27.95      $ 22.72      $ 23.22   $20.41
                                                                         =========    =========      =======      =======   ======
TOTAL RETURN(1) .......................................................      21.0%        29.8%         1.7%        18.8%    42.5%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of year (in thousands).............................. $1,626,760   $1,190,926     $339,364     $186,518  $48,391
   Ratio of expenses to average net assets.............................      1.23%        1.29%        1.39%        1.51%    1.48%

   Ratio of net investment income (loss) to average
    net assets.........................................................      0.22%        0.61%      (0.52)%      (0.71)%  (0.49)%
   Portfolio turnover rate.............................................        31%          31%          35%          51%      76%
   Average commission per share (2).................................... $   0.0530          N/A          N/A          N/A      N/A

(1) The contingent deferred and initial sales charges in effect for the Fund prior to June 1, 1994 are not reflected in Total Return as set forth in the table.
(2) Disclosure of average commission per share was not required prior to the year ended December 31, 1996.

The accompanying Notes to Financial Statements are an integral part of these Statements.

                          HEARTLAND MID CAP VALUE FUND
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 1996


-------------------------------------------------------------------------------------------------------------------------------
SHARES   COMMON STOCKS - 91.4%                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------------------------
         AUTOMOTIVE - 1.7%
 4,000   A. O. Smith Corporation - Makes auto frames, motors, water heaters and other misc. items...........     $     119,500

         BANKS AND SAVINGS & LOANS - 12.1%
 2,800   Commercial Federal Corporation - S & L serving Nebraska, Colorado,
           Kansas and Oklahoma..............................................................................           134,400
 3,000   Cullen/Frost Bankers, Inc. -  Bank holding company in Texas........................................            99,750
 5,000   First Financial Corporation - Charleston, SC area S & L............................................           122,500
 8,000   Hibernia Corporation (Class A) - Bank holding company in Louisiana.................................           106,000
 3,600   Signet Banking Corporation - Bank holding company in VA, MD and DC.................................           110,700
 9,500   Sovereign Bancorp, Inc. - S & L holding company in PA, NJ and DE...................................           124,688
 4,000   TR Financial Corp. - Invests deposits in one to four family residential properties.................           142,000
                                                                                                                 -------------
                                                                                                                       840,038
         BUILDING PRODUCTS - 2.4%
 3,000   Medusa Corporation - Produces cement and stone.....................................................           103,125
 1,200   Texas Industries, Inc. - Produces steel and construction materials, including cement...............            60,750
                                                                                                                 -------------
         CHEMICALS - 2.5%                                                                                              163,875

 5,500   Agrium, Inc. - Manufacturer and distributor of fertilizers.........................................            75,625
 6,500   Terra Industries, Inc. - Produces nitrogen fertilizer, crop protection chemicals and seed..........            95,875
                                                                                                                 -------------
                                                                                                                       171,500
         CONSTRUCTION/HOUSING - 4.1%
 1,100   Pulte Corporation - Holding company for home-building and financial service cos....................            33,825
 1,600   Fleetwood Enterprises, Inc. - Produces recreational vehicles and manufactured housing..............            44,000
 4,500   Lennar Corporation - Builds single family homes; builds and manages rental units...................           122,625
 4,300   Toll Brothers, Inc. - Designs, builds, markets, and finances single-family homes (a)...............            83,850
                                                                                                                 -------------
                                                                                                                       284,300

         CONSUMER PRODUCTS - 3.2%
 3,000   First Brands Corporation - Mfrs and sells products for the home and automobile markets.............            85,125
 8,000   Wellman, Inc. - Mfrs high-quality "Fortel" polyester textile fibers; related products..............           137,000
                                                                                                                 -------------
                                                                                                                       222,125

         DIVERSIFIED OPERATIONS - 2.1%
10,000   Onex Corporation - In-flight catering, food service dist., auto steel parts and brakes.............           142,284

         ENERGY & NATURAL RESOURCES - 5.0%
 2,500   Asarco, Inc. - Mines zinc; produces copper, lead and silver........................................            62,188
12,400   Ranger Oil Ltd. - Explores for and produces oil and natural gas....................................           122,450
 4,000   Santa Fe Pacific Gold Corporation - Explores for, develops gold properties/mines; processes ore....            61,500
 7,000   TransTexas Gas Corporation - Explores for, produces and transmits natural gas primarily in TX (a)..           101,500
                                                                                                                 -------------
                                                                                                                       347,638
         FINANCIAL SERVICES - 5.0%
 6,000   Lehman Brothers Holdings, Inc. - Worldwide investment banking and brokerage services...............           188,250
 4,000   Olympic Financial Ltd. - Buys, sells and services retail installment contracts for cars (a)........            57,500
 2,400   PHH Corporation - Provides cost-effective vehicle and home-related services........................           103,200
                                                                                                                 -------------
                                                                                                                       348,950
         FOOD & BEVERAGE - 6.0%
12,000   Darden Restaurants, Inc. - Operates "Red Lobster," "Bahama Breeze" and "The Olive Garden"..........           105,000
 3,500   Dean Foods Company - Buys, processes and distributes dairy and specialty food products.............           112,875
 4,700   IBP Inc. - Produces fresh/boxed beef/pork products; treats hides for leather.......................           113,975
 3,000   SUPERVALU, Inc. - Food distributor; operator of grocery stores.....................................            85,125
                                                                                                                 -------------
                                                                                                                       416,975

         FOREST PRODUCTS - 3.5%
 3,900   Boise Cascade Corporation - Mfrs paper products and building products; owns timberland.............           123,825
 2,500   Bowater, Inc. - Produces paper and lumber..........................................................            94,063
 1,500   P. H. Glatfelter Company - Mfrs paper and manages woodlands........................................            27,000
                                                                                                                 -------------
                                                                                                                       244,888
         HEALTH CARE SERVICES - 8.9%
 1,000   Allegiance Corporation - Provides healthcare products and cost management services.................            27,625
10,000   HealthPlan Services Corporation - Managed health care services company (a).........................           211,250
 5,000   Integrated Health Services, Inc. - 192 facilities providing rehabilitation/pharmacy services.......           121,875
 7,400   Sun Healthcare Group, Inc. - Provides nursing, rehabilitation therapy, other specialized care (a)..            99,900
 4,500   Wellpoint Health Networks, Inc. - Managed health care company (a)..................................           154,688
                                                                                                                 -------------
                                                                                                                       615,338

                          HEARTLAND MID CAP VALUE FUND
              SCHEDULE OF INVESTMENTS [CONT'D] o DECEMBER 31, 1996


------------------------------------------------------------------------------------------------------------------------------
SHARES  COMMON STOCKS - 91.4% [CONT'D]                                                                           VALUE
------------------------------------------------------------------------------------------------------------------------------
         INSURANCE - 10.4%
  4,500  Horace Mann Educators Corp. - Insurance provider to primarily public school employees .................   $   181,688
  3,000  Mid Ocean Ltd. - Reinsurance provider .................................................................       157,500
    700  Ohio Casualty Corporation - Offers full line of property and casualty insurance .......................        24,850
  3,000  Protective Life Corporation - Produces, distributes, services insurance/investment products ...........       119,625
 12,000  Reliance Group Holdings, Inc. - Property, casualty and title insurance; diversified inv.; real estate .       109,500
  4,000  Vesta Insurance Group, Inc. - Property and casualty insurance group ...................................       125,500
                                                                                                                   -----------
                                                                                                                       718,663
         LEISURE - 0.6%
  3,000  Grand Casinos, Inc. - Develops/manages land-based and dockside casinos, bingo facilities (a) ..........        40,500

         MANUFACTURING - 11.3%
  7,000  AGCO Corporation - Mfr/dist agricultural and related replacement parts worldwide ......................       200,375
  3,000  A K Steel Holding Corporation - Integrated steel producer .............................................       118,875
  1,000  Armco, Inc. - Produces electrical and stainless steels and steel products (a) .........................         4,125
  3,400  Blount Int'l, Inc. (Class A) - Mfrs outdoor products, industrial, power and sporting equipment ........       130,475
  1,400  Cummins Engine Company, Inc. - Mfrs heavy-duty and midrange diesel engines ............................        64,400
  1,800  La-Z-Boy, Inc. - Mfr of residential and office furniture ..............................................        53,100
  2,000  McDermott International, Inc. - Worldwide energy services company .....................................        33,250
    500  Navistar International Corp. - Mfrs medium/heavy diesel trucks and midrange diesel engines (a) ........         4,563
  4,000  Stewart & Stevenson Services, Inc. - Engine-driven power systems ......................................       116,500
  1,000  Tecumseh Products Company - Mfrs refrigeration products, small gas engines, gear drives, pumps ........        57,375
                                                                                                                   -----------
                                                                                                                       783,038
         REITS - 0.7%
  2,000  Walden Residential Properties, Inc. - Garden apts in OK, FL, AZ, TX, UT and TN ........................        49,750

         RETAIL - 2.3%
 10,000  Heilig Meyers Company - Retailer of home furnishings ..................................................       162,500

         TECHNOLOGY - 6.1%
  4,000  Advanced Micro Devices, Inc. - Designs, develops, manufactures, and markets integrated circuits (a) ...       103,000
  2,000  Auspex Systems Inc. - Develops, mfrs, and markets a line of UNIX/NFS file servers (a) .................        23,250
  5,000  National Semiconductor Corp. - Designs, develops, mfrs and mkts semiconductor products (a) ............       121,875
  3,300  MEMC Electronic Materials, Inc. - Produces silicon wafers used in semiconductors (a) ..................        74,250
  4,000  Teradyne, Inc. - Mfrs electronic systems/connection systems and software (a) ..........................        97,500
                                                                                                                   -----------
                                                                                                                       419,875

         UTILITIES - 3.5%
  3,500  Oklahoma Gas & Electric Company - Generates, transmits and distributes electricity in OK and AK .......       146,122
  5,000  Public Service Co. of New Mexico - Operates electric, gas, and water utilities in NM ..................        98,125
                                                                                                                   -----------
                                                                                                                       244,247
                                                                                                                   -----------
         TOTAL COMMON STOCKS (Cost $6,002,710) .................................................................   $ 6,335,984


---------------------------------------------------------------------------------------------------------------------------
   PAR
 AMOUNT  SHORT-TERM INVESTMENTS - 7.5%                         COUPON          MATURITY                     VALUE
---------------------------------------------------------------------------------------------------------------------------
         VARIABLE RATE DEMAND NOTES (+) -7.5%
220,000  Sara Lee Corporation .............................  5.467%         05/02/1997                     $   220,000
300,000  Warner-Lambert Company ...........................  5.479          03/18/1997                         300,000
                                                                                                           -----------
         TOTAL SHORT-TERM INVESTMENTS (Cost $520,000) ................................................     $   520,000

         TOTAL INVESTMENTS - (Cost $6,522,710) .............. 98.9%                                        $ 6,855,984
         Cash and receivables, less liabilities ............. 1.1%                                              77,978
                                                            -----                                          -----------
         TOTAL NET ASSETS                                   100.0%                                         $ 6,933,962
                                                            =====                                          ===========


(a) Non-income producing security.
(+) Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1996.

The accompanying Notes to Financial Statements are an integral part of this Schedule.

                          HEARTLAND MID CAP VALUE FUND
            STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS:
    Investments in securities, at value (Cost $6,522,710) ..........................   $6,855,984
    Cash ...........................................................................        2,478
    Receivable from fund shares sold ...............................................       79,334
    Accrued dividends and interest .................................................        8,831
    Deferred organization expense ..................................................       15,607
                                                                                       ----------
        Total Assets ...............................................................    6,962,234
                                                                                       ----------
LIABILITIES:
    Payable to Advisor for management fee ..........................................        3,838
    Payable to Advisor for deferred organization expense ...........................       15,607
    Accrued expenses ...............................................................        8,827
                                                                                       ----------
        Total Liabilities ..........................................................       28,272
                                                                                       ----------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES
    ($.001 par value, 100,000,000 shares authorized, 650,201 shares outstanding) ...   $6,933,962
                                                                                       ==========

NET ASSET VALUE PER SHARE ..........................................................   $    10.66
                                                                                       ==========



                            STATEMENT OF OPERATIONS
          FOR THE PERIOD OCTOBER 11, 1996 (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 1996
--------------------------------------------------------------------------------


INVESTMENT INCOME:
        Dividends ...........................................      $ 10,834
        Interest ............................................         7,546
                                                                   --------
          Total investment income ...........................        18,380
                                                                   --------

EXPENSES:
        Management fees .........................................     6,087
        Distribution fees .......................................     2,029
        Audit fees ..............................................     5,500
        Transfer agent fees .....................................     3,699
        Custodian fees ..........................................       844
        Amortization of organization expenses ...................       821
        Registration fees .......................................       788
        Legal fees ..............................................       189
        Postage .................................................        69
                                                                   --------
          Total expenses ........................................    20,026
                                                                   --------
        NET INVESTMENT LOSS .....................................    (1,646)
                                                                   --------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
        Net realized losses on investments ......................    (3,604)
        Net increase in unrealized appreciation on investments...   333,274
                                                                   --------
        TOTAL REALIZED AND UNREALIZED GAINS ON INVESTMENTS ......   329,670
                                                                   --------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....  $328,024
                                                                   ========


The accompanying Notes to Financial Statements are an integral part of these Statements.

                          HEARTLAND MID CAP VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       OCT. 11, 1996
                                                                       (COMMENCEMENT
                                                                     OF OPERATIONS) TO
                                                                       DEC. 31, 1996
--------------------------------------------------------------------------------------
OPERATIONS:
    Net investment loss ................................................  $    (1,646)
    Net realized losses on investments .................................       (3,604)
    Net increase in unrealized appreciation on investments .............      333,274
                                                                          -----------
        Net increase in net assets resulting from operations ...........      328,024
                                                                          -----------
FUND SHARE ACTIVITIES:
    Proceeds from shares issued (662,589 shares) .......................    6,732,455
    Cost of shares redeemed (12,388 shares) ............................     (126,517)
                                                                          -----------
        Net increase in net assets derived
        from Fund share activities .....................................    6,605,938
                                                                          -----------
TOTAL INCREASE IN NET ASSETS ...........................................    6,933,962
NET ASSETS AT THE BEGINNING OF THE PERIOD ..............................          ---
                                                                          -----------
NET ASSETS AT THE END OF THE PERIOD ....................................  $ 6,933,962
                                                                          ===========


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       OCT. 11, 1996(1)
                                                                         THROUGH
                                                                       DEC. 31, 1996
                                                                       ----------------
SELECTED PER SHARE DATA
Net asset value, beginning of period ................................     $   10.00
Income from investment operations:
    Net investment income ...........................................            --
    Net realized and unrealized gains on investments ................          0.66
                                                                          ---------
        Total income from investment operations .....................          0.66
                                                                          ---------
LESS DISTRIBUTIONS FROM:
    Net investment income ...........................................            --
    Net realized gains on investments ...............................            --
                                                                          ---------
        Total distributions .........................................            --
Net asset value, end of period .....................................      $   10.66
                                                                          =========
TOTAL RETURN .......................................................            6.6% (2)

RATIOS AND SUPPLEMENTAL DATA
    Net assets, end of period (in thousands) .......................      $   6,934
    Ratio of expenses to average net assets ........................           1.94% (3)
    Ratio of net investment loss to average net assets .............          (0.16%)(3)
    Portfolio turnover rate ........................................              4%
    Average commission per share ...................................      $  0.0675

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.

The accompanying Notes to Financial Statements are an integral part of these Statements.

                         HEARTLAND LARGE CAP VALUE FUND
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 1996


--------------------------------------------------------------------------------------------------------------
SHARES  COMMON STOCKS - 83.7%                                                                       VALUE
--------------------------------------------------------------------------------------------------------------
       AIR FREIGHT - 1.3%
  700  Federal Express Corporation - Transports freight by air for overnight delivery (a) ............  $ 31,150

       BANKS AND SAVINGS & LOANS - 5.3%
  400  Chase Manhattan Corp. - Corporate finance, wholesale banking, investment services .............    35,700
  600  PNC Bank Corporation - Consumer, corporate, mortgage, and real estate banking .................    22,575
1,100  Summit Bancorp - Commercial, retail, mortgage banking and investment mgt services .............    48,125
  600  Union Planters Corporation - Banking and broker/dealer services through 402 offices ...........    23,400
                                                                                                        --------
                                                                                                         129,800

       COMMUNICATIONS - 4.5%
1,400  AT & T Corporation - Communication service and product provider ...............................    60,900
2,200  Frontier Corporation - National long distance telecom. provider ...............................    49,775
                                                                                                        --------
                                                                                                         110,675

       CONSTRUCTION/HOUSING - 1.4%
1,600  Louisiana-Pacific Corporation - Produces lumber and building products; owns 1,585,000 acres ...    33,800

       DIVERSIFIED OPERATIONS - 1.2%
  300  Textron, Incorporated - Helicopters, combat vehicles, auto parts and missile reentry systems ..    28,275

       ELECTRICAL & ELECTRONICS - 2.0%
1,200  Philips Electronics N.V. - Consumer electronics, medical products and comm. systems ...........    48,000

       ENERGY & NATURAL RESOURCES - 4.9%
1,200  Elf Aquitane (ADR) - Explores, refines, and markets petroleum and related products ............    54,300
2,600  YPF Sociedad Anonima (ADR) - Integrated oil and gas company ...................................    65,650
                                                                                                        --------
                                                                                                         119,950
       FINANCIAL SERVICES - 4.1%
  800  Lehman Brothers Holdings, Inc. - Worldwide investment banking and brokerage services ..........    25,100
  800  Student Loan Marketing Association - Purchases and services student loans .....................    74,500
                                                                                                        --------
                                                                                                          99,600

       FOOD & BEVERAGE - 4.6%
6,400  Darden Restaurants, Inc. - Operates "Red Lobster," "Bahama Breeze" and "The Olive Garden" .....    56,000
  600  Guinness PLC (ADR) - Distills/brews and markets Guinness beer .................................    23,487
1,200  SUPERVALU, Inc. - Food distributor; operator of grocery stores ................................    34,050
                                                                                                        --------
                                                                                                         113,537

       HEALTH CARE SERVICES - 8.1%
  600  Aetna, Inc. - Health and life ins for individuals and employer-sponsored groups ...............    48,000
5,500  Beverly Enterprises - Nursing care facilities, home health care and retirement housing (a) ....    70,125
3,600  Tenet Healthcare Corporation - Operate more than 75 acute care hospitals (a) ..................    78,750
                                                                                                        --------
                                                                                                         196,875
       HOME FURNISHINGS - 2.9%
6,000  Shaw Industries, Inc. - Manufactures tufted carpet for residential and commercial use .........    70,500

       INSURANCE - 11.9%
1,800  Allmerica Financial Corporation - Insurance and financial services provider ...................    60,300
1,100  Allmerica Property & Casualty Companies, Inc. - Underwrites property-liability insurance ......    33,413
  900  American General Corporation - Provides life insurance, annuities and consumer loans ..........    36,787
  800  Jefferson-Pilot Corporation - Writes annuity policies, and life, accident, and health ins .....    45,300
1,300  Ohio Casualty Corporation - Offers full line of property and casualty insurance ...............    46,150
  600  St. Paul Companies, Inc. - Worldwide provider of property-liability insurance .................    35,175
1,600  USF & G Corporation - Commercial, family, business, specialty business, and life ins ..........    33,400
                                                                                                        --------
                                                                                                         290,525

       MANUFACTURING - 2.8%
2,000  Hanson PLC (ADR) - Broadly diversified international industrial company .......................    13,500
1,800  Lubrizol Corporation - Manufacturer of chemical additives for lubricants and fuels ............    55,800
                                                                                                        --------
                                                                                                          69,300

                         HEARTLAND LARGE CAP VALUE FUND
              SCHEDULE OF INVESTMENTS [CONT'D] - DECEMBER 31, 1996


---------------------------------------------------------------------------------------------------------------------
SHARES  COMMON STOCKS - 83.7% [CONT'D]                                                                     VALUE
---------------------------------------------------------------------------------------------------------------------
        PAPER PRODUCTS - 7.6%
 2,800  Fort Howard Corporation - Mfrs consumer tissue products from recycled fibers (a) ................  $   77,525
   800  International Paper Company - Paper, paperboard, packaging products and wood pulp ...............      32,300
 1,100  Jefferson Smurfit Group PLC (ADR) - Corrugated cases, paper, paperboard, packaging materials ....      29,837
   800  Mead Corporation - Makes and sells paper, paperboard, pulp and wood products ....................      46,500
                                                                                                           ----------
                                                                                                              186,162
        RETAIL - 3.4%
   700  Dillard Dept. Stores, Inc. (Class A) - 245 retail department stores in Midwestern states ........      21,613
 6,000  K Mart Corp. - Int'l retailer with such outlets as "Kmart" and "Builders Square" (a) ............      62,250
                                                                                                           ----------
                                                                                                               83,863
        TECHNOLOGY - 1.5%
 1,000  Digital Equipment Corporation - Networked platforms for client/server computing (a) .............      36,375

        TOBACCO - 6.5%
   400  Philip Morris Companies, Inc. - Tobacco, food, beer, and financial services .....................      45,050
 1,600  RJR Nabisco Holdings Corporation - Int'l consumer products co.; mostly tobacco and foods ........      54,400
 1,800  UST, Inc. - Smokeless tobacco and related products, and premium wines ...........................      58,275
                                                                                                           ----------
                                                                                                              157,725
        UTILITIES - 9.7%
 1,300  Consolidated Natural Gas Company - Natural gas utility holding company ..........................      71,825
 4,300  Niagara Mohawk Power Corporation - Produces and transmits electricity and gas in NY (a) .........      42,463
   800  Ohio Edison Company - Western Pennsylvania and Ohio electric service provider ...................      18,200
 1,200  Oklahoma Gas & Electric Co. - Generates, transmits and distributes electricity in OK and AK .....      50,100
 2,000  Unicom Corporation - Chicago area and northern Illinois provider of electricity .................      54,250
                                                                                                           ----------
                                                                                                              236,838
                                                                                                           ----------
        TOTAL COMMON STOCKS (Cost $1,963,874) ...........................................................  $2,042,950

---------------------------------------------------------------------------------------------------------------------
PAR
AMOUNT      SHORT-TERM INVESTMENTS - 22.2%                     COUPON              MATURITY               VALUE
---------------------------------------------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES (+) - 22.2%
$120,700    Eli Lilly Company ..............................    5.440%            07/28/1997          $  120,700
 120,700    General Mills, Inc .............................    5.495             08/19/1997             120,700
 113,620    Pitney Bowes, Inc ..............................    5.507             01/31/1997             113,620
  60,350    Sara Lee Corporation ...........................    5.487             05/02/1997              60,350
 127,780    Warner-Lambert Company .........................    5.479             03/18/1997             127,780
                                                                                                      ----------
            TOTAL SHORT-TERM INVESTMENTS (Cost $543,150) ........................................     $  543,150

            TOTAL INVESTMENTS - (Cost $2,507,024) ............ (105.9)%                               $2,586,100
            Liabilities, less cash and receivables ...........   (5.9)%                                 (144,625)
                                                               --------                               ----------
            TOTAL NET ASSETS .................................  100.0 %                               $2,441,475
                                                               ========                               ==========

(a) Non-income producing security.
(+) Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1996.

The accompanying Notes to Financial Statements are an integral part of this Schedule.

                         HEARTLAND LARGE CAP VALUE FUND
            STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1996

------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in securities, at value (Cost $2,507,024) .............................      $2,586,100
   Cash ..............................................................................           2,201
   Accrued dividends and interest ....................................................           4,045
   Deferred organization expense .....................................................          15,607
                                                                                            ----------
       Total Assets ..................................................................       2,607,953
                                                                                            ----------
LIABILITIES:
   Payable for investments purchased .................................................         144,580
   Payable to Advisor for management fee .............................................           1,229
   Payable to Advisor for deferred organization expense ..............................          15,607
   Accrued expenses ..................................................................           5,062
                                                                                            ----------
       Total Liabilities .............................................................         166,478
                                                                                            ----------

NET ASSETS APPLICABLE TO OUTSTANDING SHARES
    ($.001 par value, 100,000,000 shares authorized, 232,419 shares outstanding) .....      $2,441,475
                                                                                            ==========
NET ASSET VALUE PER SHARE ............................................................      $    10.50
                                                                                            ==========


                            STATEMENT OF OPERATIONS
          FOR THE PERIOD OCTOBER 11, 1996 (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 1996

------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends .............................................................................. $    5,908
   Interest  ..............................................................................      3,779
                                                                                            ----------
       Total investment income ............................................................      9,687
                                                                                            ----------
EXPENSES:
   Management fees ........................................................................      2,325
   Distribution fees ......................................................................        775
   Audit fees .............................................................................      3,500
   Transfer agent fees ....................................................................      1,605
   Custodian fees .........................................................................        927
   Amortization of organization expenses ..................................................        821
   Legal fees .............................................................................        373
   Registration fees ......................................................................        290
   Postage ................................................................................         57
                                                                                            ----------
       Total expenses .....................................................................     10,673
                                                                                            ----------
   NET INVESTMENT LOSS ....................................................................       (986)
                                                                                            ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Net realized losses on investments .....................................................     (1,071)
   Net increase in unrealized appreciation on investments .................................     79,076
                                                                                            ----------
   TOTAL REALIZED AND UNREALIZED GAINS ON INVESTMENTS .....................................     78,005
                                                                                            ----------

   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................... $   77,019
                                                                                            ==========

The accompanying Notes to Financial Statements are an integral part of these Statements.
                                      43

                         HEARTLAND LARGE CAP VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------
                                                                           OCT. 11, 1996
                                                                           (COMMENCEMENT
                                                                           OF OPERATIONS)
                                                                          TO DEC. 31, 1996
------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment loss ....................................................   $   (986)
   Net realized losses on investments .....................................     (1,071)
   Net increase in unrealized appreciation on investments .................     79,076
                                                                            ----------
       Net increase in net assets resulting from operations ...............     77,019
                                                                            ----------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (254,625 shares) ...........................  2,589,599
   Cost of shares redeemed (22,206 shares) ................................   (225,143)
                                                                            ----------
       Net increase in net assets derived from fund share activities ......  2,364,456
                                                                            ----------
TOTAL INCREASE IN NET ASSETS ..............................................  2,441,475

NET ASSETS AT THE BEGINNING OF THE PERIOD .................................         --
                                                                            ----------
NET ASSETS AT THE END OF THE PERIOD ....................................... $2,441,475
                                                                            ==========


                              FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------
                                                                         OCT. 11, 1996(1)
                                                                            THROUGH
                                                                         DEC. 31, 1996
                                                                         ----------------
SELECTED PER SHARE DATA
Net asset value, beginning of period ....................................   $   10.00
Income from investment operations:
    Net investment income ...............................................          --
    Net realized and unrealized gains on securities .....................        0.50
                                                                            ---------
        Total income from investment operations .........................        0.50
Less distributions from:
    Net investment income ...............................................          --
    Net realized gains on investments ...................................          --
                                                                            ---------
        Total distributions .............................................          --
Net asset value, end of period ..........................................   $   10.50
                                                                            =========
TOTAL RETURN ............................................................        5.0%(2)

RATIOS AND SUPPLEMENTAL DATA
    Net assets, end of period (in thousands) ............................   $   2,441
    Ratio of expenses to average net assets .............................        2.73 %(3)
    Ratio of net investment loss to average net assets ..................       (0.25)%(3)
    Portfolio turnover rate .............................................           1 %
    Average commission per share ........................................   $    0.0668


(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.

The accompanying Notes to Financial Statements are an integral part of these Statements.

                           HEARTLAND VALUE PLUS FUND
                  (FORMERLY THE HEARTLAND VALUE & INCOME FUND)
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 1996


-----------------------------------------------------------------------------------------------------------------------
SHARES   COMMON STOCKS - 54.4%                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------
         AEROSPACE - 4.8%
 70,000  Kaman Corporation (Class A) - Produces advanced aerospace products ...............................  $  910,000
 17,000  Woodward Governor Company - Controls and accessory products for prime movers .....................   2,244,000
                                                                                                             ----------
                                                                                                              3,154,000

         BANKS AND SAVINGS & LOANS - 8.2%
 25,000  CU Bancorp - Provider of commercial and mortgage banking services in CA ..........................     290,625
 50,000  Hinsdale Financial Corp. - Holding company operating 10 retail banks in Illinois (a) .............   1,250,000
 25,000  Premier Financial Bancorp - Community bank holding company operating in Kentucky .................     350,000
 75,000  Teche Holding Company - Holding company for Teche Federal Savings Bank ...........................   1,078,125
 70,000  TR Financial Corp. - Invests deposits in one to four family residential properties ...............   2,485,000
                                                                                                             ----------
                                                                                                              5,453,750

         COMMUNICATIONS - 0.2%
 10,000  Gilbert Associates, Inc. (Class A) - Mfrs telecom equipment and provides technical services ......     137,500

         ENERGY & NATURAL RESOURCES - 7.6%
120,000  Berry Petroleum Company (Class A) - Explores and produces oil and natural gas ....................   1,725,000
125,000  USX Delhi Group - Sells natural gas to distribution companies and electric utilities .............   1,984,375
 71,300  Western Gas Resources, Inc. - Natural gas gathering and processing facilities ....................   1,372,525
                                                                                                             ----------
                                                                                                              5,081,900
         FINANCIAL SERVICES - 0.8%
 35,000  Medallion Financial Corporation - Finance company specializing in taxi medallions ................     533,750

         FOOD & BEVERAGE - 4.3%
300,000  Morrison Fresh Cooking, Inc. - Operates cafeterias, and quick-service restaurants ................   1,387,500
 70,000  Nash Finch Company - Distributor of food and nonfood products ....................................   1,487,500
                                                                                                             ----------
                                                                                                              2,875,000

         HEALTH CARE SERVICES - 3.8%
228,500  NovaCare, Inc. - Contract rehabilitation services to health care institutions (a) ................   2,513,500

         INSURANCE - 2.8%
 22,500  Donegal Group, Inc. - Underwrites a broad line of personal and commercial insurance ..............     461,250
 70,500  Lawyers Title Corporation - Residential and commercial title insurance services ..................   1,383,562
                                                                                                             ----------
                                                                                                              1,844,812

         LEISURE - 3.7%
226,900  American Recreation Centers, Inc. - Operates 41 bowling centers in six states ....................   1,304,675
150,000  Intrav, Inc. - Designs, markets and operates escorted, international travel programs .............   1,176,570
                                                                                                             ----------
                                                                                                              2,481,245

         MANUFACTURING - 12.2%
 16,300  Alamo Group, Inc. - Designs, mfrs, mkts mowing equipment and replacement parts ...................     279,138
108,200  Decorator Industries, Inc. - Designs and prints fabric for home furnishings ......................   1,230,775
120,000  Flexsteel Industries, Inc. - Upholstered furniture for various markets ...........................   1,560,000
 59,500  Greenbrier Companies, Inc. - Mfrs and refurbishes rail cars and marine vessels ...................     617,313
 50,000  Insteel Industries, Inc. - Welded wire reinforcement and industrial wires ........................     443,750
 26,000  Knape & Vogt Mfg, Inc. - Storage products ........................................................     429,000
 55,000  Stewart & Stevenson Services, Inc. - Engine-driven power systems .................................   1,601,875
100,000  Tab Products Company - Office filing, furniture systems and computer products ....................     887,500
 30,000  Toro Company - Consumer and commercial lawn and snow removal equipment ...........................   1,095,000
                                                                                                             ----------
                                                                                                              8,144,351

          REITS - 1.5%
  25,000  Ambassador Apartments, Inc. - Multifamily residential properties in TX, AZ, IL and FL ...........     590,625
  25,000  Equity Inns, Inc. - Equity interests in hotels in 26 states .....................................     325,000
  80,000  Walden Residential Properties, Inc. (Warrants) (144A) -
            Garden apts in OK, FL, AZ, TX, UT and TN (a) ..................................................      96,000
                                                                                                             ----------
                                                                                                              1,011,625

          RETAIL - 1.5%
  40,000  Carson Pirie Scott & Company - Department store retailer concentrated in upper Midwest (a) ......   1,010,000

                           HEARTLAND VALUE PLUS FUND
                  (FORMERLY THE HEARTLAND VALUE & INCOME FUND)
              SCHEDULE OF INVESTMENTS [CONT'D] - DECEMBER 31, 1996


-----------------------------------------------------------------------------------------------------------
SHARES  COMMON STOCKS - 54.4% [CONT'D]                                                           VALUE
-----------------------------------------------------------------------------------------------------------

            UTILITIES - 3.0%
    25,000  Atlantic Energy, Inc. - Holding company for Atlantic City Electric................ $    428,125
    30,000  Minnesota Power & Light Company - Provides electric service in central
              and northern MN.................................................................      825,000
    40,000  Providence Energy Corporation - Parent of 2 wholly-owned gas utilities............      700,000
                                                                                               ------------
                                                                                                  1,953,125
                                                                                               ------------
            TOTAL COMMON STOCKS (COST $29,957,252)............................................ $ 36,194,558
-----------------------------------------------------------------------------------------------------------
SHARES      PREFERRED STOCK - 2.9%                                                                   VALUE
-----------------------------------------------------------------------------------------------------------
            REITS - 2.9%
    80,000  Walden Residential Properties, Inc. 9.2% (144A)
              - Garden apts in OK, FL, AZ, TX, UT and TN.....................................  $  1,920,000
                                                                                              -------------
            TOTAL PREFERRED STOCK (Cost $1,904,000)..........................................  $  1,920,000
-----------------------------------------------------------------------------------------------------------
PAR
AMOUNT      CONVERTIBLE BONDS - 14.2%                                    COUPON    MATURITY        VALUE
-----------------------------------------------------------------------------------------------------------
            BANKS AND SAVINGS & LOANS - 3.0%
$1,000,000  Fort Bend Holding Corporation - S&L holding company
               with four retail offices...............................    8.000%    12/01/2005  $ 1,123,750
   500,000  Professional Bancorp, Inc. - Five full service offices in
               CA targeting professionals.............................    8.500     03/01/2004      497,500
   265,000  SierraWest Bancorp - Bank holding co. located
               in Lake Tahoe, CA......................................    8.500     02/01/2004      393,525
                                                                                                -----------
                                                                                                  2,014,775
            ELECTRICAL AND ELECTRONICS - 0.8%

   500,000  Magnetek, Inc. - Mfrs motors, controls, lighting and
              power supply products...................................    8.000     09/15/2001      511,250

            FOOD & BEVERAGE - 1.1%
   750,000  Chock Ful O' Nuts Corporation - Coffees, teas,
              shell peanuts and peanut products.......................    8.000     09/15/2006      705,000

            HEALTH CARE SERVICES - 2.8%
   500,000  Healthsource, Inc. (144A) - Owns and operates
              HMO's in eastern U.S....................................    5.000     03/01/2003      391,250
   700,000  ICN Pharmaceuticals, Inc. - Manufactures and
              markets a broad range of drugs..........................    8.500     11/15/1999      759,500
   800,000  TheraTx, Inc. - Health care services in subacute
              care and occupational health............................    8.000     02/01/2002      741,000
                                                                                                -----------
                                                                                                  1,891,750
            HOME APPLIANCES - 0.8%
   560,000  Fedders Corp. - Room air conditioner manufacturer.........    8.500     06/15/2012      532,000

            LEISURE - 3.0%
 2,000,000  Bell Sports Corporation - Produces and mkts
              bicycle helmets and related accessories.................    4.250     11/15/2000    1,565,000
   475,000  Outboard Marine Corp. - Mfrs and mkts marine products
              for leisure time purposes...............................    7.000     07/01/2002      463,125
                                                                                                -----------
                                                                                                  2,028,125
            TECHNOLOGY - 1.9%
 1,500,000  Park Electrochemical Corp. - Designs and produces advanced
              electronic materials....................................    5.500     03/01/2006    1,291,875

            UTILITIES - 0.8%
   500,000  Hector Communication Corporation - Five telephone
              companies and 28 cable TV systems in MN and WI..........    8.500     02/15/2002      510,000
                                                                                                -----------
            TOTAL CONVERTIBLE BONDS (Cost $9,027,889)...........................................$ 9,484,775

                           HEARTLAND VALUE PLUS FUND
                  (FORMERLY THE HEARTLAND VALUE & INCOME FUND)
              SCHEDULE OF INVESTMENTS [CONT'D] - DECEMBER 31, 1996

--------------------------------------------------------------------------------------------------------------
     PAR
    AMOUNT  CORPORATE BONDS - 4.6%                                            COUPON    MATURITY   VALUE
--------------------------------------------------------------------------------------------------------------
            AEROSPACE - 0.8%
$  500,000  UNC, Inc. - Mfrs and remanufactures engine & airframe parts .....  9.125%  07/15/2003  $  501,250

            CONSTRUCTION/HOUSING -1.5%
 1,000,000  Engle Homes, Inc. - Florida home builder and developer...........  11.750  12/15/2000   1,005,000

            HEALTH CARE SERVICES - 1.5%
 1,000,000  Regency Health Services, Inc. - Operator of
                California health care facilities............................   9.875  10/15/2002   1,015,000

            LEISURE - 0.8%
   500,000  Grand Casinos, Inc. - Develops, manages land-based
                and dockside casinos, bingo facilities.......................  10.125  12/01/2003     506,250
                                                                                                   ----------
            TOTAL CORPORATE BONDS (Cost $2,936,193) .............................................  $3,027,500

--------------------------------------------------------------------------------------------------------------
   PAR
 AMOUNT     SHORT-TERM INVESTMENTS - 23.2%                                COUPON      MATURITY     VALUE
--------------------------------------------------------------------------------------------------------------
            DISCOUNT NOTES - 17.2%
$6,000,000  Federal Home Loan Mortgage Corporation.....................    0.000%     01/06/1997  $ 5,995,542
 3,500,000  Federal National Mortgage Association......................    0.000      01/13/1997    3,493,700
 2,000,000  Federal National Mortgage Association......................    0.000      01/21/1997    1,993,967
                                                                                                   ----------
                                                                                                   11,483,209
            VARIABLE RATE DEMAND NOTES (+) - 6.0%
   967,500  Eli Lilly Company..........................................    5.440      07/28/1997      967,500
 3,000,000  Warner-Lambert Company.....................................    5.479      03/18/1997    3,000,000
                                                                                                   ----------
                                                                                                    3,967,500
                                                                                                   ----------
            TOTAL SHORT-TERM INVESTMENTS - (Cost $15,450,709)...................................  $15,450,709

            TOTAL INVESTMENTS - (Cost $59,276,043).....................     99.3%                 $66,077,542
            Cash and receivables, less liabilities.....................      0.7%                     504,644
                                                                           ------                 -----------
            TOTAL NET ASSETS...........................................    100.0%                 $66,582,186
                                                                           ======                 ===========


(a)  Non-income producing security.
(+) Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1996.

The accompanying Notes to Financial Statements are an integral part of this Schedule.

                          HEARTLAND VALUE PLUS FUND
                 (FORMERLY THE HEARTLAND VALUE & INCOME FUND)
           STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1996
------------------------------------------------------------------------------

ASSETS:
    Investments in securities, at value (Cost $59,276,043)...............................  $  66,077,542
    Cash.................................................................................         20,086
    Receivable from fund shares sold.....................................................      1,041,926
    Accrued dividends and interest.......................................................        291,849
    Deferred organization expense........................................................         15,883
                                                                                           -------------
        Total Assets.....................................................................     67,447,286
                                                                                           -------------
LIABILITIES:
    Payable for investments purchased....................................................        464,774
    Payable for fund shares redeemed.....................................................        284,830
    Distributions payable................................................................         10,149
    Payable to Advisor for management fee................................................         33,748
    Payable to Advisor for deferred organization expense.................................         15,883
    Accrued expenses.....................................................................         55,716
                                                                                           -------------
        Total Liabilities................................................................        865,100
                                                                                           -------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES
    ($.001 par value, 100,000,000 shares authorized, 4,850,879 shares outstanding).......  $  66,582,186
                                                                                           =============

NET ASSET VALUE PER SHARE................................................................  $       13.73
                                                                                           =============


                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 1996
------------------------------------------------------------------------------

INVESTMENT INCOME:
    Interest.............................................................................  $     956,949
    Dividends............................................................................        601,136
                                                                                           -------------
       Total investment income...........................................................      1,558,085
                                                                                           -------------
EXPENSES:
    Management fees......................................................................        218,448
    Distribution fees....................................................................         78,017
    Transfer agent fees..................................................................         94,865
    Registration fees....................................................................         24,299
    Audit fees...........................................................................         16,914
    Postage..............................................................................         11,185
    Amortization of organization expense.................................................          7,625
    Custodian fees.......................................................................          7,604
    Legal fees...........................................................................          6,730
    Printing and communications..........................................................          5,471
    Directors' fees......................................................................          4,195
    Other operating expenses.............................................................          7,584
                                                                                           -------------
       Total expenses....................................................................        482,937
                                                                                           -------------
    NET INVESTMENT INCOME................................................................      1,075,148
                                                                                           -------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
    Net realized gains on investments....................................................      3,357,002
    Net increase in unrealized appreciation on investments...............................      5,791,869
                                                                                           -------------
    TOTAL REALIZED AND UNREALIZED GAINS ON INVESTMENTS...................................      9,148,871
                                                                                           -------------

    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................................  $  10,224,019
                                                                                           =============


The accompanying Notes to Financial Statements are an integral part of these Statements.

                          HEARTLAND VALUE PLUS FUND
                 (FORMERLY THE HEARTLAND VALUE & INCOME FUND)
                     STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------

                                                                                           FOR THE YEAR ENDED DEC. 31,
                                                                                             1996               1995
                                                                                         -----------         ----------
OPERATIONS:
    Net investment income ............................................................  $  1,075,148        $    569,494
    Net realized gains on investments ................................................     3,357,002             574,699
    Net increase in unrealized appreciation on investments ...........................     5,791,869           1,645,292
                                                                                        ------------        ------------
         Net increase in net assets resulting from operations ........................    10,224,019           2,789,485
                                                                                        ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income ............................................................    (1,075,148)           (569,494)
    Net realized gains on investments ................................................    (3,357,002)           (420,255)
                                                                                        ------------        ------------
         Total distributions to shareholders .........................................    (4,432,150)           (989,749)
                                                                                        ------------        ------------
FUND SHARE ACTIVITIES:
    Proceeds from shares (4,188,644 and 1,286,133 shares, respectively) ..............    54,866,412          14,200,423
    Reinvested dividends from net investment income and distributions from net
         realized gains on investments (299,317 and 81,006 shares, respectively) .....     4,017,651             892,309
    Cost of shares redeemed (1,349,351 and 691,990 shares, respectively) .............   (17,216,440)         (7,653,916)
                                                                                        ------------        ------------
         Net increase in net assets derived from Fund share activities ...............    41,667,623           7,438,816
                                                                                        ------------        ------------
TOTAL INCREASE IN NET ASSETS .........................................................    47,459,492           9,238,552
NET ASSETS AT THE BEGINNING OF THE YEAR ..............................................    19,122,694           9,884,142
                                                                                        ------------        ------------
NET ASSETS AT THE END OF THE YEAR ....................................................  $ 66,582,186        $ 19,122,694
                                                                                        ============        ============




                              FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

                                                                           FOR THE YEAR ENDED           OCT. 26, 1993(1)
                                                                              DECEMBER 31,                  THROUGH
                                                                     1996         1995       1994        DEC. 31, 1993
                                                                    -------     -------     -------     ----------------
SELECTED PER SHARE DATA
Net asset value, beginning of period .............................. $ 11.17     $  9.53     $ 10.45          $ 10.00
Income from investment operations:
   Net investment income ..........................................    0.38        0.41        0.41             0.07
   Net realized and unrealized gains (losses)
     on investments ...............................................    3.33        1.89       (0.92)            0.45
                                                                    -------     -------     -------          -------
       Total income from investment operations ....................    3.71        2.30       (0.51)            0.52
Less distributions from:
   Net investment income  .........................................   (0.38)      (0.41)      (0.41)           (0.07)
   Net realized gains on investments ..............................   (0.77)      (0.25)         --               --
                                                                    -------     -------     -------          -------
       Total distributions ........................................   (1.15)      (0.66)      (0.41)           (0.07)
Net asset value, end of period .................................... $ 13.73     $ 11.17     $  9.53          $ 10.45
                                                                    =======     =======     =======          =======

TOTAL RETURN(2) ...................................................   33.8%       24.4%      (4.9)%             5.2%(3)
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in thousands) ....................... $66,582     $19,123     $ 9,884          $ 5,811
   Ratio of expenses to average net assets ........................   1.45%       1.54%       1.80%            1.30%(4)
   Ratio of net investment income to
     average net assets ...........................................   3.23%       3.90%       4.39%            6.52%(4)
   Portfolio turnover rate ........................................     73%        150%        127%               6%
   Average commission per share(5) ................................ $0.0573         N/A         N/A              N/A

(1) Commencement of operations.
(2) The contingent deferred sales charge in effect for the Fund prior to June 1, 1994 is not reflected in Total Return as set forth in the table.
(3) Not annualized.
(4) Annualized.
(5) Disclosure of average commission per share was not required prior to the year ended December 31, 1996.

The accompanying Notes to Financial Statements are an integral part of these Statements.

                   HEARTLAND U.S. GOVERNMENT SECURITIES FUND
                  STATEMENT OF NET ASSETS - DECEMBER 31, 1996

-------------------------------------------------------------------------------------------------
     PAR
    AMOUNT  LONG-TERM INVESTMENTS - 100.2%                        COUPON    MATURITY      VALUE
-------------------------------------------------------------------------------------------------
            U.S. TREASURY AND AGENCY SECURITIES - 35.8%
$4,000,000  U.S. Treasury Note ..................................  7.250%  05/15/2004 $ 4,211,200
15,000,000  U.S. Treasury Bond ..................................   0.000  11/15/2014   4,501,650
24,000,000  U.S. Treasury Bond ..................................   0.000  11/15/2016   6,234,720
 4,000,000  Tennessee Valley Authority (a) ......................   8.625  11/15/2029   3,586,204
                                                                                      -----------
                                                                                       18,533,774

            AGENCY MORTGAGE-BACKED SECURITIES - 38.8%
 5,000,000  Federal Home Loan Mortgage Corporation (CMO) ........    6.400  THRU 2023   4,818,300
 3,574,000  Federal Home Loan Mortgage Corporation (CMO) ........    7.000  THRU 2022   3,442,369
 1,217,678  Federal Housing Administration ......................    8.875  THRU 2030   1,266,767
 2,490,980  Federal National Mortgage Association ...............    6.500  THRU 2011   2,453,765
    23,157  Federal National Mortgage Association ...............   10.000  THRU 2017      25,393
 1,882,029  Federal National Mortgage Association ...............    7.000  THRU 2035   1,826,745
 6,000,000  Federal National Mortgage Association (CMO) .........    7.000  THRU 2020   5,862,060
   342,930  Government National Mortgage Association ............   10.250  THRU 2005     371,221
                                                                                      -----------
                                                                                       20,066,620

            CORPORATE BONDS - 25.6%
 1,000,000  Brown Group, Inc. ...................................    8.450  02/15/1999  1,008,750
 3,800,000  Coleman Holdings, Inc. ..............................    0.000  05/27/1998  3,163,500
 2,950,000  Grancare, Inc. ......................................    9.375  09/15/2005  3,211,813
 2,389,000  IMC Fertilizer Group, Inc. ..........................    9.450  12/15/2011  2,777,213
 1,000,000  Integrated Health Services, Inc. ....................    9.625  05/31/2002  1,032,500
 1,940,000  Louis Dreyfus Natural Gas Corporation ...............    9.250  06/15/2004  2,044,275
                                                                                      -----------
                                                                                       13,238,051

            TOTAL LONG-TERM INVESTMENTS (Cost $52,033,523) ......    100.2 %          $51,838,445
            Liabilities, less cash and receivables ..............     (0.2)%             (125,482)
                                                                     -----            -----------
            TOTAL NET ASSETS ....................................    100.0 %          $51,712,963
                                                                     =====            ===========
            NET ASSET VALUE PER SHARE ($.001 par value, 100,000,000
              shares authorized, 5,418,511 shares outstanding) .....................  $      9.54
                                                                                      ===========


(a) Deferred interest security that receives no coupon payments until 11/14/1999 at which time the stated coupon becomes effective.

         STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1996
-------------------------------------------------------------------------------

     INVESTMENT INCOME:
       Interest ............................................... $4,236,767
                                                                ----------
     EXPENSES:
       Management fees ........................................    378,850
       Distribution expense ...................................    145,712
       Transfer agent fees ....................................     74,857
       Registration fees ......................................     19,415
       Postage ................................................     14,735
       Custodian fees .........................................     11,396
       Audit fees .............................................     10,973
       Printing and communications  ...........................      8,087
       Directors' fees ........................................      4,218
       Legal fees .............................................        377
       Other operating expenses ...............................     24,317
                                                                ----------
          Total expenses ......................................    692,937
          Less: Advisor management fee waiver .................    (87,427)
                                                                ----------
          Net expenses ........................................    605,510
                                                                ----------
       NET INVESTMENT INCOME ..................................  3,631,257
                                                                ----------
     REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
       Net realized gains (losses) on:
          Securities ..........................................    549,572
          Futures contracts ...................................   (461,482)
       Net increase in unrealized depreciation on investments.. (3,109,011)
                                                                ----------
       TOTAL REALIZED AND UNREALIZED LOSSES ON INVESTMENTS .... (3,020,921)
                                                                ----------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ... $  610,336
                                                                ==========


The accompanying Notes to Financial Statements are an integral part of these Statements.

                   HEARTLAND U.S. GOVERNMENT SECURITIES FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        FOR THE YEAR ENDED
                                                                                            DECEMBER 31,
                                                                                  1996                        1995
                                                                              ---------------           --------------
OPERATIONS:
    Net investment income .................................................... $ 3,631,257                 $ 4,120,863
    Net realized gains (losses) on investments ...............................      88,090                    (291,019)
    Net increase in unrealized appreciation (depreciation) on investments.....  (3,109,011)                  7,612,595
                                                                               -----------                 -----------
        Net increase in net assets resulting from operations .................     610,336                  11,442,439
                                                                               -----------                 -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income ....................................................  (3,631,257)                 (4,120,864)
                                                                               -----------                 -----------
FUND SHARE ACTIVITIES:
    Proceeds from shares issued (976,754 and 1,191,613 shares, respectively)..   9,208,348                  11,219,578
    Reinvested dividends from net investment income (277,541 and 299,306
        shares, respectively) ................................................   2,603,735                   2,843,803
    Cost of shares redeemed (2,486,341 and 2,115,677 shares, respectively) ... (23,338,997)                (19,931,232)
                                                                               -----------                 -----------
        Net decrease in net assets derived from Fund share activities ........ (11,526,914)                 (5,867,851)
                                                                               -----------                 -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS  ..................................... (14,547,835)                  1,453,724
NET ASSETS AT THE BEGINNING OF THE YEAR ......................................  66,260,798                  64,807,074
                                                                               -----------                 -----------
NET ASSETS AT THE END OF THE YEAR ............................................ $51,712,963                 $66,260,798
                                                                               ===========                 ===========


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED DECEMBER 31,
                                                                 1996       1995         1994         1993        1992
                                                               ---------------------------------------------------------
SELECTED PER SHARE DATA
Net asset value, beginning of year ............................ $  9.96      $  8.91      $ 10.50      $  9.93    $  9.97
Income from investment operations:
    Net investment income .....................................    0.59         0.60         0.59         0.56       0.66
    Net realized and unrealized gains (losses) on investments..   (0.42)        1.05        (1.59)        1.18       0.30
                                                                 ------      -------      -------      -------    -------
        Total income from investment operations ...............    0.17         1.65        (1.00)        1.74       0.96
Less distributions from:
    Net investment income .....................................   (0.59)       (0.60)       (0.59)       (0.56)     (0.66)
    Net realized gains on investments .........................      --           --           --        (0.61)     (0.34)
                                                                 ------      -------      -------      -------   --------
        Total distributions ...................................   (0.59)       (0.60)       (0.59)       (1.17)     (1.00)
Net asset value, end of year .................................. $  9.54      $  9.96      $  8.91      $ 10.50   $   9.93
                                                                 ======      =======      =======      =======   ========

TOTAL RETURN(1) ...............................................    2.0%        19.0%        (9.6)%       17.8%      10.1%

RATIOS AND SUPPLEMENTAL DATA
    Net assets, end of year (in thousands) .................... $51,713      $66,261      $64,807      $66,789    $28,378
    Ratio of net expenses to average net assets (2) ...........   1.06%        1.07%        1.07%        1.06%      0.92%
    Ratio of net investment income to average net assets ......   6.36%        6.31%        6.30%        5.09%      6.71%
    Portfolio turnover rate ...................................     30%          97%          95%         200%       149%



(1) Contingent deferred and initial sales charges in effect for the Fund prior to June 1, 1994 are not reflected in Total Return as set forth in the table.
(2) Heartland Advisors, Inc. voluntarily waived the Fund's management fees in their entirety from May 7, 1988 through November 30, 1990. Effective December 1, 1990, Heartland Advisors, Inc. partially reinstated a portion of the Fund's management fees at the rate of .25 of 1% of average daily net assets and, effective January 20, 1992 and January 1, 1993, reinstated additional portions of the fees resulting in rates of .35 of 1% and .50 of 1% of average daily net assets, respectively.

The accompanying Notes to Financial Statements are an integral part of these Statements.

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996
-------------------------------------------------------------------------------

(1)  ORGANIZATION

     The Heartland Group, Inc. (the "Corporation") is registered as a diversified open-end management company under the Investment Company Act of 1940. The Small Cap Contrarian Fund, Value Fund, Mid Cap Value Fund, Large Cap Value Fund, Value Plus Fund (formerly the Value & Income Fund), and U.S. Government Securities Fund (the "Funds") are six of the seven series of funds issued by the Corporation at December 31, 1996. Two additional series commenced operations on January 2, 1997.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements:

     (a) Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the latest bid price. Each over-the-counter security for which the last sale price on the day of valuation is available from NASDAQ and falls within the range of the latest bid and asked quotations is valued at that price. All other securities traded in the over-the-counter market are valued at the most recent bid prices. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange. Debt securities are stated at fair value as furnished by independent pricing services based primarily upon information concerning market transactions and dealer quotations for similar securities or by dealers who make markets in such securities. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium. Securities and other assets for which quotations are not readily available are valued at their fair value using methods determined by the Board of Directors.

     (b) The Funds' policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly paid no Federal income taxes, and no Federal income tax provision is required.

         At December 31, 1996, the U.S. Government Securities Fund had Federal income tax capital loss carryforwards of $4,940,986 expiring in 2002 and $858,458 expiring in 2003. During the year ended December 31, 1996, $89,239 of capital loss carryforward was utilized by this Fund. At December 31, 1996, the Mid Cap Value and Large Cap Value Funds had Federal income tax capital loss carryforwards of $3,604 and $1,071, respectively, expiring in 2004. The U.S. Government Securities, Mid Cap Value, and Large Cap Value Funds do not intend to make distributions of any future realized capital gains until their Federal income tax capital loss carryforwards are completely utilized.

     (c) Net investment income, if any, is distributed to each shareholder as a dividend. Dividends from the Small Cap Contrarian, Value, Mid Cap Value and Large Cap Value Funds are declared and paid annually. Dividends from the Value Plus Fund are declared and paid quarterly. Dividends from the U.S. Government Securities Fund are declared daily and distributed monthly. Dividends are recorded on the ex-dividend date. Net realized gains on investments, if any, are distributed annually.

         Statement of Position 93-2 requires that permanent financial reporting and tax differences be reclassified to paid-in capital. For the year ended December 31, 1996, the Mid Cap Value and Large Cap Value Funds reclassified permanent differences between book and taxable net investment loss in the amounts of $1,646 and $986, respectively, and the U.S. Government Securities Fund reclassified a permanent difference between book and taxable net realized gain on investments of $1,149. Net assets were not affected by these reclassifications.

         For the Small Cap Contrarian, Value, and Value Plus Funds, the percentage of ordinary income which is eligible for the corporate dividend received deduction for the fiscal year ended December 31, 1996, was 7.17%, 13.23%, and 15.93%, respectively.

     (d) The Funds record security and shareholder transactions no later than the first business day after the trade date. Net realized gains and losses on investments are computed on the identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds amortize premiums and accrete discounts on investments utilizing the effective interest method.

     (e) Each Fund may enter into futures contracts for hedging purposes, such as to protect against anticipated declines in the market value of its portfolio securities or to manage exposure to changing interest rates. Upon entering into futures contracts, a Fund pledges to the broker securities equal to the minimum "initial margin" requirements of the exchange. Additionally, the Fund receives from or pays to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by a Fund as unrealized gains or losses. When the futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

         The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The predominant risk is that the movement of the futures contracts price may result in a loss which could render a portfolio's hedging strategy unsuccessful. The Funds had no open futures contracts at December 31, 1996.

     (f) The Small Cap Contrarian Fund may enter into transactions where it will sell a security short (sell a security which the Fund does not own for delivery at a future date) and borrow the same security from a broker or other institution to complete the sale. The predominant risk is that the market price may decrease or increase between the date of the short sale and the date on which the Fund must replace the borrowed security.

         The Small Cap Contrarian, Value, Mid Cap Value, Large Cap Value, and Value Plus Funds may each engage in "short sales against the box." These transactions involve selling a security that a Fund owns for delivery at a specified date in the future. Similarly, each of these Funds may also engage in short sales of securities of an issuer ("acquiror") that has publicly announced a proposed or pending transaction in which a portfolio security of the Fund will be converted into securities of the acquiror.

         Each Fund maintains a segregated collateral account with its custodian consisting of cash or liquid assets to cover short positions, including short sales in acquiror securities.

         The Schedules of Investments for the Small Cap Contrarian and Value Funds do not include the following "boxed" positions where the Funds have either purchased a long security to close out a short position, or sold a security short against the box. At December 31, 1996, these Funds chose not to complete these boxed transactions which would have required delivery of the long securities.


         SMALL CAP CONTRARIAN FUND


         LONG POSITIONS                         SHARES  MARKET VALUE
         --------------                         ------  ------------
         Vacation Break USA, Inc.               56,000   $ 1,134,000
                                                         ===========

         SHORT POSITIONS                        SHARES  MARKET VALUE
         ---------------                        ------  ------------
         Advanced Tissue Sciences, Inc.        100,000   $   956,250
         Chesapeake Energy Corp.                50,000     2,781,250
         Eagle Hardware & Garden, Inc.          10,000       207,500
         Identix Inc.                           23,900       195,681
         Just For Feet, Inc.                    75,000     1,968,750
         The Men's Wearhouse, Inc.              50,000     1,225,000
         Oracle Corporation                    100,000     4,175,000
         Sykes Enterprises, Inc.                20,000       750,000
                                                         -----------
                                                         $12,259,431
                                                         ===========

         VALUE FUND


         LONG POSITIONS                         SHARES  MARKET VALUE
         ---------------                        ------  ------------
         Abraxas Petroleum Corp.                19,300   $   190,588
         Chieftan International, Inc.           75,000     1,950,000
         Clayton Williams Energy, Inc.         100,000     1,737,500
         Cliffs Drilling Company               200,000    12,650,000
         CMAC Investment Corporation           400,000    14,700,000
         Computer Products, Inc.               600,000    11,700,000
         Gehl Company                           10,000       108,750
         Gibson Greetings, Inc.                200,600     3,936,775
         Inter-Regional Financial Group, Inc.  100,000     3,525,000

    VALUE FUND [CONT'D]

    LONG POSITIONS [CON'T]                   SHARES  MARKET VALUE
    ----------------------                   ------  ------------
    Matthews International Corp. (Class A)   25,000       706,250
    Mosinee Paper Corporation                67,880     2,409,740
    MTL, Inc.                                36,000       729,000
    Nellcor Puritan Bennett, Inc.            82,000     1,793,750
    Pfeiffer Vacuum Technology (ADR)         24,000       432,000
    Pool Energy Services Company            161,300     2,479,988
    Read-Rite Corporation                   600,000    15,150,000
    Snyder Oil Corporation                  300,000     5,212,500
    Spartech Corporation                    100,000     1,112,500
    UNC, Inc.                               100,000     1,200,000
    Washington Federal, Inc.                127,900     3,389,350
    Westcast Industries, Inc. (Class A)      45,000     1,058,202
                                                      -----------
                                                      $86,171,893
                                                      ===========


    Included in the "Receivable from Investments Sold Short" on the Statements of Assets and Liabilities for the Small Cap Contrarian and Value Funds was $1,103,513 and $79,327,687, respectively, related to these short sales against the box. At December 31, 1996, the cost of the boxed positions and the associated net unrealized appreciation related to these positions for the Small Cap Contrarian Fund were $280,000 and $823,513, respectively, and for the Value Fund were $33,194,948 and $46,132,739, respectively.

    Also included in the "Receivable from Investments Sold Short" for the Small Cap Contrarian Fund was $13,818,041 related to these short positions for which the underlying securities have been purchased but not delivered. At December 31, 1996, the cost of offsetting long positions and the associated net unrealized appreciation related to these positions was $12,050,340 and $1,767,701, respectively.

(g) A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. At December 31, 1996, the Small Cap Contrarian Fund held the following restricted securities (equaling 3.1% of total assets). These securities are valued under the supervision of, and pursuant to guidelines adopted by, the Funds' Board of Directors.


                                                                     Acquisition
    Security                       Shares     Cost     Market Value      Date
    --------                       ------     ----     ------------  -----------
    Bolder Technologies Corp.     250,000  $3,062,500    $2,671,100        10/96
    Apex Silver Mines Ltd.        187,500   1,500,000     1,500,000         8/96
    Excelsior-Henderson Motorcycle
     Mfg. Co. Pfd. Stock          690,000   1,725,000     1,725,000         8/96
    Drypers Corp. Pfd. Stock       22,500   2,250,000     2,934,783         2/96

(h) The Small Cap Contrarian Fund may buy and sell options, including purchasing and writing put and call options and options on futures, based on any type of security, index, or currency related to its investments, including options traded on foreign exchanges and options not traded on exchanges. The Value, Mid Cap Value, Large Cap Value, Value Plus and U.S. Government Securities Funds each may write covered call options and purchase put options that are traded on recognized U.S. exchanges and enter into closing transactions with respect to such options. The Mid Cap Value and Large Cap Value Funds may also purchase call options. The Funds may enter into options transactions for hedging purposes, and will not use these instruments for speculation. Written covered call options and purchased put options are valued at the latest sales price at the time at which net asset value per share of a Fund is computed (close of regular trading on the New York Stock Exchange) or, lacking any sales, the latest asked or bid price, respectively.

    For the year ended December 31, 1996, the Small Cap Contrarian Fund had purchased the following put options:



                                                  # of
                                                Contracts        Cost
                                                ---------        -----
    Balance at January 1, 1996                      --            --
    Options purchased (S&P 500 Index)              500         $ 770,350
    Options expired                               (100)         (223,965)
    Options closed                                (400)         (546,385)
                                                 -----         ---------
    Balance at December 31, 1996                    --         $  --
                                                 =====         =========

         For the year ended December 31, 1996, the Value
         Fund had written the following covered call options:


                                                      # OF               PREMIUM
                                                   CONTRACTS              AMOUNT
                                                   ---------             -------

         Balance at January 1, 1996                   --                    --
         Options opened (Computer Products,
           Inc. - Jan/97)                            500                $111,328
         Options expired                              --                    --
         Options closed                               --                    --
                                                   ---------            --------
         Balance at December 31, 1996                500                $111,328
                                                   =========            ========


    (i) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from the estimates.

(3) INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH RELATED PARTIES

    The Funds have management agreements with Heartland Advisors, Inc. (the "Advisor") to serve as investment advisor and manager. Under the terms of the agreements, the Small Cap Contrarian, Value, Mid Cap Value, and Large Cap Value Funds pay the Advisor a monthly management fee at the annual rate of .75% of the daily net asset value of the Funds; the Value Plus Fund pays the Advisor a monthly management fee at the annual rate of .70% of the daily net asset value of the Fund; and the U.S. Government Securities Fund pays the Advisor a monthly management fee at the annual rate of .65% of the first $100 million of the Fund's average daily net assets, .50% of the next $400 million of net assets, and .40% on net assets in excess of $500 million.

    For the year ended December 31, 1996, the Advisor collected a partial fee for the U.S. Government Securities Fund at the annual rate of .50% of the Fund's average daily net assets. The Advisor may reinstate any portion or all of the Fund's management fee at any time.

    The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distributor is Heartland Advisors, Inc. (the "Distributor"). The Plan requires the Funds to pay to the Distributor a quarterly distribution fee on an annual basis up to .25% of their daily net assets. Additionally, for the year ended December 31, 1996, the Distributor received for the Value, Value Plus, and U.S. Government Securities Funds $91,223, $7,812 and $32,254, respectively, from investors for commissions for Fund shares redeemed and for the Small Cap Contrarian, Value, and Value Plus Funds, $22,532, $285,057 and $4,028, respectively, for brokerage fees on the execution of purchases and sales of portfolio investments.

    Officers and certain directors of the Funds are also officers and/or directors of Heartland Advisors, Inc.; however, they receive no compensation from the Funds.

    As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Directors of the Funds has adopted a plan which will allow the Funds, under certain conditions described in the Rule, to acquire newly-issued securities from syndicates in which the Distributor is a member.

(4) DEFERRED ORGANIZATION EXPENSES

    For the Small Cap Contrarian, Mid Cap Value, Large Cap Value and Value Plus
    Funds, organization expenses have been deferred     and are being amortized
    on a straight-line basis over sixty months. Payments for these expenses were advanced by the Advisor, who will be reimbursed by the Funds over the same period. The proceeds of any redemption of the initial shares by the original shareholders will be reduced by a pro rata portion of any then unamortized expenses. Unamortized deferred organization expenses and the related payable to the Advisor at December 31, 1996, were $32,869, $15,607, $15,607 and
    $15,883, respectively.

(5)  INVESTMENT TRANSACTIONS
     During the year ended December 31, 1996, purchases and sales of securities, other than short-term securities, were as follows (in thousands):

                      SMALL CAP                     MID CAP       LARGE CAP        VALUE      U.S. GOVERNMENT
                      CONTRARIAN      VALUE          VALUE          VALUE           PLUS         SECURITIES
                         FUND          FUND          FUND           FUND            FUND           FUND
                      ----------     --------     ---------       ---------       -------     ---------------
     Purchases          $240,966     $741,608     $  6,127        $ 1,980         $46,312         $16,851
     Proceeds from
     Sales               100,038      396,739          121             15          20,097          29,096


     Included in these transactions were purchases and sales of U.S. obligations in the Value Fund of $49,756,641 and $0, respectively, and in the U.S. Government Securities Fund of $2,089,062 and $11,402,884, respectively.

     At December 31, 1996, the gross unrealized appreciation and depreciation on investments for tax purposes was as follows (in thousands):


                      SMALL CAP                     MID CAP       LARGE CAP        VALUE      U.S. GOVERNMENT
                      CONTRARIAN      VALUE          VALUE          VALUE           PLUS         SECURITIES
                         FUND          FUND          FUND           FUND            FUND           FUND
                      ----------     --------     ---------       ---------       ------      ---------------
     Appreciation       $ 32,135     $397,695     $   376         $   90          $7,119          $   948
     Depreciation        (19,231)     (80,165)        (43)           (11)           (317)          (1,143)
                      ----------     --------     ---------       ---------       ------      ---------------
                        $ 12,904     $317,530     $   333         $   79          $6,802          $  (195)
                      ==========     ========     =========       =========       ======      ===============


     Cost of investments is substantially the same for financial reporting purposes and federal income tax purposes.

(6)  SOURCES OF NET ASSETS

     At December 31, 1996, the Funds' sources of net assets were as follows:


                                                 SMALL CAP                                  MID CAP
                                                 CONTRARIAN            VALUE                 VALUE
                                                    FUND                FUND                 FUND
                                                ------------       --------------       ---------------
     Paid-in capital                            $250,107,871       $1,309,230,296       $  6,604,292
     Net unrealized appreciation
       on investments                             12,903,525          317,748,290            333,274
     Accumulated undistributed net realized
       losses on investments                              --             (218,750)            (3,604)
                                                ------------       --------------       ---------------
                                                $263,011,396       $1,626,759,836       $  6,933,962
                                                ============       ==============       ===============

                                                  LARGE CAP             VALUE           U.S. GOVERNMENT
                                                    VALUE               PLUS               SECURITIES
                                                    FUND                FUND                 FUND
                                                ------------       --------------       ---------------

     Paid-in capital                            $  2,363,470       $   59,780,687       $ 57,707,484
     Net unrealized appreciation
       (depreciation) on investments                  79,076            6,801,499           (195,078)
     Accumulated undistributed net
       realized losses on investments                 (1,071)                  --         (5,799,443)
                                                ------------       --------------       ---------------
                                                $  2,441,475       $   66,582,186       $ 51,712,963
                                                ============       ==============       ===============

(7)  TRANSACTIONS WITH AFFILIATES
     The following companies are affiliated with the Small Cap Contrarian and Value Funds; that is, the Funds hold 5% or more of the outstanding voting securities. Such companies are defined in Section (2)(a)(3) of the Investment Company Act of 1940.

SMALL CAP CONTRARIAN FUND

                                               SHARE                               SHARE                    REALIZED
                                               BALANCE AT                          BALANCE AT    DIVIDENDS  GAINS
SECURITY NAME                                  DEC. 31,1995    PURCHASES  SALES    DEC. 31,1996  RECEIVED   (LOSSES)
---------------------------------------------------------------------------------------------------------------------
Allou Health and Beauty, Inc. (Class A)             355,400      149,600        0       505,000         $0        $0
Autonomous Technologies Corp.                             0      500,000        0       500,000          0         0
Bio-Vascular, Inc.                                        0      500,000        0       500,000          0         0
Business Resource Group                                   0      313,500        0       313,500          0         0
Catherines Stores Corporation                             0      433,000        0       433,000          0         0
Chico's Fas, Inc.                                   250,000      250,000  100,000       400,000          0   646,686
Children's Discovery Centers of America, Inc.             0      400,000        0       400,000          0         0
Compression Labs, Inc.                                    0    1,065,600        0     1,065,600          0         0
Crown Books Corporation                              35,700      289,300        0       325,000          0         0
Dignity Partners, Inc.                                    0      400,000        0       400,000          0         0
Drypers Corp. 7.5% Sr. Conv. Cum. Pfd.                    0       22,500        0        22,500          0         0
Dynamic Materials Corporation                        20,000      230,000   50,000       200,000          0   239,563
Excelsior-Henderson Motorcycle Mfg. Co.
 Series A Conv. Pfd.                                      0      690,000        0       690,000          0         0
Family Steak Houses of Florida, Inc.                360,000      340,000        0       700,000          0         0
GNI Group, Inc.                                     138,000      462,000        0       600,000          0         0
Harding Lawson Associates Group, Inc.               200,000      275,000        0       475,000          0         0
Harmony Brook, Inc.                                 700,000            0        0       700,000          0         0
Help at Home, Inc.                                        0      100,000        0       100,000          0         0
Interpore International                             516,700       83,300        0       600,000          0         0
Jaco Electronics, Inc.                                    0      343,500        0       343,500          0         0
The Lion Brewery, Inc.                                    0      300,000        0       300,000          0         0
Luminart, Inc.                                            0    1,000,000        0     1,000,000          0         0
Moore Medical Corporation                            58,000      142,000        0       200,000          0         0
M-Wave, Inc.                                              0      264,800        0       264,800          0         0
New Brunswick Scientific, Inc.                      138,705(1)    92,400        0       231,105          0         p
O. I. Corporation                                         0      275,000        0       275,000          0         0
Personnel Management, Inc.                          200,000            0        0       200,000          0         0
PolyVision Corporation                                    0      600,000        0       600,000          0         0
Serv-Tech, Inc.                                     446,400       13,600   50,000       410,000          0  (208,738)
Speizman Industries, Inc.                                 0      342,600   52,600       290,000          0   105,138
Tipperary Corp.                                           0    1,000,000        0     1,000,000          0         0
UniComp, Inc.                                             0      300,000        0       300,000          0         0
Union Bankshares, Ltd.                               60,000            0    2,500        57,500          0    15,000
Vectra Technologies, Inc.                           502,000      148,000        0       650,000          0         0
                                                                                                   -------  --------
                                                                                                        $0  $797,649
                                                                                                   =======  ========



(1) Adjusted for 5% stock dividend.

VALUE FUND

                                               SHARE                                 SHARE                     REALIZED
                                               BALANCE AT                            BALANCE AT    DIVIDENDS   GAINS
SECURITY NAME                                  DEC. 31,1995     PURCHASES  SALES     DEC. 31,1996  RECEIVED    (LOSSES)
-------------------------------------------------------------------------------------------------------------------------
3-D Geophysical, Inc.                                     0       500,000        0       500,000   $       0  $         0
Align-Rite International, Inc.                            0       491,000  191,000       300,000           0      306,789
Allied Healthcare Products, Inc.                    181,200       439,000  117,200       503,000      56,000   (1,022,683)
Allwaste, Inc.                                    2,843,300       956,700        0     3,800,000           0            0
Alpine Group, Inc.                                1,000,000       100,000        0     1,100,000           0            0
American Buildings Company                                0       500,000        0       500,000           0            0
American Educational Products, Inc.                 405,000             0        0       405,000           0            0
American Oilfield Divers, Inc.                      500,000             0        0       500,000           0            0
Amtran, Inc.                                        500,000       100,000        0       600,000           0            0
Amwest Insurance Group, Inc.                        200,000        10,000   10,000       200,000      86,900          994
Arden Industrial Products, Inc.                     206,500       443,500        0       650,000           0            0
Astec Industries, Inc.                            1,000,000             0   35,000       965,000           0     (122,500)
Badger Meter, Inc.                                  100,000             0        0       100,000      86,000            0
Baldwin Piano & Organ Company                       325,000             0        0       325,000           0            0
Buckhead America Corporation                        116,000        34,000        0       150,000           0            0
Caretenders Health Corp.                            243,900        65,000        0       308,900           0            0
CHC Helicopter Corporation (Class A)                      0     1,000,000        0     1,000,000           0            0
The Cherry Corporation (Class A)                    500,000       400,100   50,000       850,100           0            0
Children's Broadcasting Corporation                       0       410,100        0       410,100           0            0
Clayton Williams Energy, Inc. (a)                   505,000       120,000   25,000       600,000           0      (19,374)
CMAC Investment Corporation (a)                     565,700(1)     34,300        0       600,000      74,120    3,089,002
Coastal Physicians Group, Inc.                    1,000,000     1,020,000   20,000     2,000,000           0     (198,916)
Cobra Electronics Corp.                             481,000        19,000        0       500,000           0            0
Comdial Corporation                                       0       650,000        0       650,000           0            0
CSP, Inc.                                           280,000             0        0       280,000           0            0
C.P. Clare Corporation                                    0       467,500        0       467,500           0            0
D & N Financial Corporation                         169,600       230,400        0       400,000           0            0
Dairy Mart Convenience Stores, Inc. (Class A)       450,000             0        0       450,000           0            0
Dakotah, Inc.                                       150,500       149,500        0       300,000           0            0
Damark International, Inc. (Class A)                900,000         2,800  102,800       800,000           0      740,072
Datron Systems, Inc.                                      0       233,700        0       233,700           0            0
Designs, Inc.                                       978,200       121,800  138,000       962,000           0     (423,989)
Devlieg-Bullard, Inc.                               692,500             0        0       692,500           0            0
Digital Biometrics, Inc.                                  0       940,000   55,000       885,000           0       89,764
Duckwall-ALCO Stores, Inc.                          290,000        40,000        0       330,000           0            0
ECC International Corporation                       504,900       245,100  150,000       600,000           0     (783,484)
Effective Management Systems, Inc.                  350,000             0        0       350,000           0            0
Engle Homes, Inc.                                   500,000        81,500        0       581,500      86,520            0
Eskimo Pie Corporation                                    0       360,000   16,000       344,000      39,200      (71,377)
Evergreen Resources, Inc.                           518,500        41,500        0       560,000           0            0
The Female Health Company                                 0       595,000    9,900       585,100           0        6,911
FLIR Systems, Inc.                                  155,600       198,400        0       354,000           0            0
Forest Oil Corporation                                    0     1,560,000        0     1,560,000           0            0
The Fortress Group, Inc.                                  0       590,000        0       590,000           0            0
Gehl Company (a)                                    311,500        90,000        0       401,500           0            0
Gibson Greetings, Inc. (a)                        1,200,600             0        0     1,200,600           0            0
Gish Biomedical, Inc.                               200,000        75,000        0       275,000           0            0
Grist Mill Company                                        0       350,000        0       350,000           0            0
GZA GeoEnvironmental Technologies, Inc.             363,300         9,400        0       372,700           0            0
Hallwood Consolidated Resources Group               100,000             0        0       100,000           0            0
Hanover Foods Corp. (Class A)                        34,500        16,000        0        50,500           0            0
Harmony Brook, Inc.                                 720,000             0        0       720,000           0            0
Health Power, Inc.                                  242,400       107,600   75,000       275,000           0     (574,954)
HealthRite, Inc.                                    365,000        38,000        0       403,000           0            0
HMN Financial, Inc.                                 250,000             0        0       250,000           0            0

VALUE FUND [CONT'D]

                                               SHARE                                SHARE                      REALIZED
                                               BALANCE AT                           BALANCE AT     DIVIDENDS   GAINS
SECURITY NAME                                  DEC. 31,1995    PURCHASES   SALES    DEC. 31,1996   RECEIVED    (LOSSES)
------------------------------------------------------------------------------------------------------------------------
Home Federal Bancorp                                      0(2)    193,500        0       193,500    $ 45,150  $        0
Hospital Staffing Services, Inc.                    620,000         1,300    1,300       620,000           0       1,229
ICN Pharmaceuticals, Inc.                         2,100,005     1,099,995   50,000     3,150,000     605,390    (242,245)
IEC Electronics Corporation                         653,100        46,900        0       700,000           0           0
Interdigital Communications Corp.                         0     3,100,000  110,000     2,990,000           0    (548,370)
Iwerks Entertainment, Inc.                        1,000,000       456,000  600,000       856,000           0   3,360,034
Kaye Group, Inc.                                          0       353,600        0       353,600      17,680           0
Kentucky Electric Steel, Inc.                       240,000       210,000        0       450,000           0           0
LCS Industries, Inc.                                368,500        12,500   68,500       312,500      32,840   1,588,339
Marten Transport, Ltd.                              212,000             0        0       212,000           0           0
Maxicare Health Plans, Inc.                         750,000       571,100  188,100     1,133,000           0   3,063,376
Meadowbrook Rehabilitation Group, Inc.              159,166(3)     27,500        0       186,666           0           0
Medical Graphics Corporation                        243,700             0        0       243,700           0           0
Mercury Air Group, Inc.                             247,300(4)    252,700        0       500,000      18,373           0
MFRI, Inc.                                          300,000             0        0       300,000           0           0
Minntech Corporation                                      0       457,500        0       457,500      31,640           0
Morgan Products, Ltd.                               418,800       331,200        0       750,000           0           0
MTL, Inc. (a)                                       150,000       159,000        0       300,000           0           0
MYR Group, Inc.                                     260,000        40,000        0       300,000      60,000           0
M/A/R/C, Inc.                                       269,000             0   19,000       250,000     103,800     243,237
Netframe Systems, Inc.                              280,000       720,000        0     1,000,000           0           0
Norstan, Inc.                                       552,000(5)          0        0       552,000           0           0
North Star Universal, Inc.                          700,000             0        0       700,000           0           0
Northwest Equity Corporation                        100,000             0   10,000        90,000      36,000      13,375
Old America Stores, Inc.                                  0       345,800        0       345,800           0           0
Oneita Industries, Inc.                             322,900       465,800  188,700       600,000           0  (1,191,027)
Outlook Group Corporation                           300,000       165,000    7,500       457,500           0     (46,752)
Patrick Industries, Inc.                            250,000        62,000        0       312,000      46,960           0
Peoples Telephone Company, Inc.                   1,500,000             0  104,000     1,396,000           0      (6,138)
Pinnacle Bancorp                                     67,800             0        0        67,800      48,816           0
 (formerly First Federal of Alabama F.S.B.)
Pioneer Financial Services, Inc.                    374,000       226,000        0       600,000     121,000           0
Polymedica Industries, Inc.                               0       550,000        0       550,000           0           0
Powell Industries, Inc.                             600,000             0        0       600,000           0           0
Presidential Life Corporation                     1,700,000             0        0     1,700,000     255,000           0
Professionals Insurance Co. Mgmt. Group             205,700(6)     14,300        0       220,000           0           0
 (formerly Picom Insurace Company)
Quixote Corporation                                 424,400       175,600   38,000       562,000     131,040           0
Ramsay Health Care, Inc.                            520,000             0        0       520,000           0           0
Rehabilicare, Inc.                                  438,000             0   38,000       400,000           0      77,255
Rexworks, Inc.                                      185,500             0        0       185,500           0           0
Rhodes, Inc.                                              0       711,700   59,900       651,800           0    (298,700)
RightCHOICE Managed Care, Inc. (Class A)            793,800       206,200        0     1,000,000           0           0
Rottlund Company, Inc.                              156,500       159,500        0       316,000           0           0
Schult Homes Corporation                            350,000             0   10,000       340,000      69,500      78,367
Specialty Paperboard, Inc.                          250,000             0        0       250,000           0           0
Star Multi Care Services, Inc.                      224,492(7)          0        0       224,492           0           0
Starcraft Corporation                               315,500        84,500        0       400,000           0           0
Steel of West Virginia, Inc.                              0       590,000        0       590,000           0           0
Sterling Financial Corporation                      275,000             0        0       275,000           0           0
Stokely USA, Inc.                                   457,000       343,000  160,000       640,000           0    (597,198)
Strattec Security Corporation                       200,000       300,000        0       500,000           0           0
St. Mary Land & Exploration Co.                     490,000        10,000   40,000       460,000      79,000     192,875
Sullivan Dental Products, Inc.                      540,000             0        0       540,000      81,000           0
Sunrise Resources, Inc.                             400,000             0        0       400,000           0           0


VALUE FUND [CONT'D]

                                                   SHARE                                   SHARE                  REALIZED
                                                BALANCE AT                               BALANCE AT   DIVIDENDS   GAINS
SECURITY NAME                                  DEC. 31,1995    PURCHASES      SALES     DEC. 31,1996  RECEIVED    (LOSSES)
--------------------------------------------------------------------------------------------------------------------------
Technology Research Corporation                     500,000            0          0       500,000  $  120,000  $        0
Tesoro Petroleum Corp.                                    0    1,500,000    100,000     1,400,000           0     211,437
Thorn Apple Valley, Inc.                            276,100      144,900          0       421,000           0           0
Timber Lodge Steakhouse, Inc.                       250,000       50,000          0       300,000           0           0
Todhunter International, Inc.                       490,000            0          0       490,000           0           0
Total-Tel USA Communications, Inc.                  289,000(8)         0          0       289,000           0           0
Trak Auto Corporation                               366,500            0          0       366,500           0           0
Transitional Hospitals Corp.                              0    2,413,500          0     2,413,500           0           0
Transworld Bancorp                                  176,775(9)         0          0       176,775           0           0
Trimark Holdings, Inc.                              400,000            0          0       400,000           0           0
UNC, Inc. (a)                                     1,100,000            0          0     1,100,000           0           0
URS Corporation                                     700,100      299,900    140,000       860,000           0     237,439
Vectra Technologies, Inc.                           700,000       23,500          0       723,500           0           0
Westbridge Capital Corporation                      500,000            0          0       500,000           0           0
Weston, Roy F., Inc. (Class A)                      100,000      450,000          0       550,000           0           0
                                                                                                   ----------  ----------
                                                                                                   $2,331,929  $7,152,788
                                                                                                   ==========  ==========


(1) Adjusted for 2 for 1 stock split.
(2) Adjusted for 3 for 2 stock split.
(3) Adjusted for 1 for 3 reverse stock split.
(4) Adjusted for 10% stock dividend.
(5) Adjusted for 2 for 1 stock split.
(6) Adjusted for 10% stock dividend.
(7) Adjusted for 5% stock dividend.
(8) Adjusted for 2 for 1 stock split.
(9) Adjusted for 5 for 4 stock split.

(a) Short sales against the box have not been reflected in the "Sales" information or Dec. 31, 1996 balances.


SHAREHOLDER UPDATE (UNAUDITED)
A Special Meeting of the shareholders of the Heartland Value & Income Fund (currently the Value Plus Fund) was held on September 26, 1996, at which votes were cast for two proposals as follows:
1. To approve a proposed amendment to the fundamental investment objective of the Value & Income Fund to change the investment objective from "capital growth and current income" to "capital appreciation and current income." For:
   1,167,874. Against: 68,339. Abstain: 33,271.
2. To approve a proposed amendment to a fundamental investment restriction of the Value & Income Fund concerning Real Estate Investment Trusts ("REITs") and to adopt a new non-fundamental investment policy concerning REITs. For:
   1,098,418. Against: 105,366. Abstain: 55,854.

                                  VALUE REPORT

Dear Investor

We are here to help you meet your investment needs.

If you have a question, please call Heartland Shareholder Services. We're confident you'll find our representatives to be knowledgeable and responsive.


            [Photo of Heartland Shareholder Services Representative]

1-800-432-7856

                            [Logo] Heartland Funds
                            ------------------------
                            AMERICA'S VALUE INVESTOR

                         THE HEARTLAND FAMILY OF FUNDS

                           SMALL CAP CONTRARIAN FUND

                                   VALUE FUND

                        (closed to new investors 7/1/95)

                           MID CAP VALUE FUND    NEW

                           LARGE CAP VALUE FUND  NEW


                                VALUE PLUS FUND

                        U.S. GOVERNMENT SECURITIES FUND

                            WISCONSIN TAX FREE FUND

                           SHORT DURATION HIGH-YIELD
                              MUNICIPAL FUND     NEW

                              HIGH-YIELD MUNICIPAL
                               BOND FUND         NEW


                           PORTICO MONEY MARKET FUND



                            [LOGO] Heartland Funds
                           --------------------------
                            AMERICA'S VALUE INVESTOR

                                 1-800-432-7856

These are not recommendations to buy or sell the securities discussed, but rather illustrations of our value investment strategy. Statements regarding particular securities represent the portfolio manager's views when made and are subject to change at any time based on market and other considerations.

The performance data quoted represents past performance. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

This material may only be used when preceded or accompanied by the Funds' prospectus. Heartland Advisors, Inc., distributor. Member SIPC/NASD.